UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza	61791-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (99.16%)
Consumer Discretionary (15.86%)
Advance Auto Parts Inc.	3,100	$181,908
AutoZone Inc. (a)	800	183,128
Big Lots Inc. (a)	4,700	156,275
Coach Inc.	4,500	193,320
Comcast Corp. Class A	18,400	332,672
DIRECTV Class A (a)	8,000	333,040
Dollar Tree Inc. (a)	4,650	226,734
Expedia Inc.	9,000	253,890
Family Dollar Stores Inc.	4,500	198,720
GAP Inc., The	26,400	492,096
Hasbro Inc.	3,700	164,687
ITT Educational Services Inc. (a)	1,400	98,378
McDonald’s Corp.	4,200	312,942
Netflix Inc. (a)	1,500	243,240
NIKE Inc. Class B	2,200	176,308
Ross Stores Inc.	4,500	245,790
Starbucks Corp.	9,800	250,684
TJX Companies Inc.	12,000	535,560
TRW Automotive Holdings Corp. (a)	4,500	187,020
Viacom Inc. Class B	4,700	170,093
Walt Disney Co., The	9,100	301,301

		5,237,786

Consumer Staples (8.32%)
Brown-Forman Corp. Class B	2,800	172,592
Colgate-Palmolive Co.	2,100	161,406
CVS Caremark Corp.	15,400	484,638
Dr. Pepper Snapple Group Inc.	4,600	163,392
Estee Lauder Companies Inc. Class A, The	6,600	417,318
General Mills Inc.	4,400	160,776
Green Mountain Coffee Roasters Inc. (a)	9,300	290,067
Philip Morris International Inc.	6,300	352,926
Procter & Gamble Co., The	2,800	167,916
Sysco Corp.	5,300	151,156
Wal-Mart Stores Inc.	4,200	224,784

		2,746,971

Energy (9.12%)
Anadarko Petroleum Corp.	6,100	348,005
Apache Corp.	3,300	322,608
Chevron Corp.	8,000	648,400
EQT Corp.	9,700	349,782
Exxon Mobil Corp.	7,800	481,962
National-Oilwell Varco Inc.	4,100	182,327
Occidental Petroleum Corp.	4,100	321,030
Southwestern Energy Co. (a)	5,700	190,608
Transocean Ltd. (a)	2,600	167,154

		3,011,876

Financials (12.26%)
ACE Ltd.	5,600	326,200
Affiliated Managers Group Inc. (a)	2,200	171,622
Aflac Inc.	9,700	501,587
Ameriprise Financial Inc.	7,500	354,975

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of America Corp.	24,700	$323,816
Franklin Resources Inc.	4,800	513,120
JPMorgan Chase & Co.	12,200	464,454
MetLife Inc.	8,500	326,825
Travelers Companies Inc., The	9,400	489,740
Wells Fargo & Co.	23,000	577,990

		4,050,329

Health Care (13.06%)
Allergan Inc.	2,800	186,284
AmerisourceBergen Corp.	5,700	174,762
Baxter International Inc.	2,200	104,962
Bristol-Myers Squibb Co.	18,271	495,327
Covidien PLC	8,200	329,558
CR Bard Inc.	2,100	171,003
Express Scripts Inc. (a)	4,800	233,760
Gilead Sciences Inc. (a)	4,700	167,367
Intuitive Surgical Inc. (a)	900	255,366
Johnson & Johnson	11,000	681,560
Life Technologies Corp. (a)	3,100	144,739
Medtronic Inc.	4,100	137,678
Merck & Co. Inc.	6,200	228,222
Mylan Inc. (a)	8,800	165,528
Pfizer Inc.	28,600	491,062
Quest Diagnostics Inc.	3,200	161,504
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,500	184,625

		4,313,307

Industrials (11.19%)
3M Co.	1,700	147,407
Boeing Co., The	5,000	332,700
Caterpillar Inc.	2,300	180,964
CH Robinson Worldwide Inc.	1,400	97,888
Cummins Inc.	3,200	289,856
Deere & Co.	2,300	160,494
General Electric Co.	10,400	169,000
Honeywell International Inc.	7,400	325,156
ITT Corp.	3,700	173,271
Lockheed Martin Corp.	3,500	249,480
Northrop Grumman Corp.	2,700	163,701
Raytheon Co.	6,800	310,828
Thomas & Betts Corp. (a)	4,100	168,182
Union Pacific Corp.	9,000	736,200
WW Grainger Inc.	1,600	190,576

		3,695,703

Information Technology (20.74%)
Akamai Technologies Inc. (a)	6,200	311,116
Amphenol Corp. Class A	3,900	191,022
Apple Inc. (a)	1,900	539,125
Arrow Electronics Inc. (a)	6,700	179,091
Cisco Systems Inc. (a)	14,800	324,120
Cognizant Technology Solutions Corp. Class A (a)	4,600	296,562
Corning Inc.	9,600	175,488

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
eBay Inc. (a)	7,600	$185,440
EMC Corp. (a)	15,800	320,898
F5 Networks Inc. (a)	3,400	352,954
First Solar Inc. (a)	1,400	206,290
Google Inc. Class A (a)	450	236,606
Hewlett-Packard Co.	3,800	159,866
Intel Corp.	17,500	336,525
International Business Machines Corp.	4,300	576,802
MasterCard Inc. Class A	800	179,200
Microsoft Corp.	19,200	470,208
Motorola Inc. (a)	20,100	171,453
NetApp Inc. (a)	3,300	164,307
Oracle Corp.	13,500	362,475
Red Hat Inc. (a)	4,100	168,100
SanDisk Corp. (a)	5,600	205,240
Visa Inc. Class A	2,100	155,946
VMware Inc. Class A (a)	2,900	246,326
Xerox Corp.	16,500	170,775
Xilinx Inc.	6,200	164,982

		6,850,917

Materials (3.89%)
Ashland Inc.	3,200	156,064
E.I. du Pont de Nemours & Co.	7,800	348,036
Lubrizol Corp., The	2,700	286,119
Newmont Mining Corp.	2,600	163,306
Nucor Corp.	4,000	152,800
Sherwin-Williams Co., The	2,400	180,336

		1,286,661

Telecommunication Services (1.79%)
AT&T Inc.	14,300	408,980
MetroPCS Communications Inc. (a)	17,500	183,050

		592,030

Utilities (2.93%)
American Electric Power Company Inc.	8,800	318,824
Dominion Resources Inc.	7,600	331,816
Sempra Energy	5,900	317,420

		968,060

Total Common Stocks
(cost $30,588,725)		32,753,640

	Shares	Value
Short-term Investments (1.35%)
JPMorgan U.S. Government Money Market Fund	448,128	$448,128

Total Short-term Investments
(cost $448,128)		448,128

TOTAL INVESTMENTS (100.51%)
(cost $31,036,853)		33,201,768
LIABILITIES, NET OF OTHER ASSETS (-0.51%)		(169,744)

NET ASSETS (100.00%)		$33,032,024

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.55%)
Consumer Discretionary (13.96%)
Bally Technologies Inc. (a)	2,355	$82,307
Big Lots Inc. (a)	4,140	137,655
Chipotle Mexican Grill Inc. (a)	940	161,680
Cinemark Holdings Inc.	16,400	264,040
Darden Restaurants Inc.	2,960	126,629
DeVry Inc.	2,710	133,359
Discovery Communications Inc. Class A (a)	6,190	269,574
Fossil Inc. (a)	1,810	97,361
Gannett Co. Inc.	9,790	119,732
Guess? Inc.	2,120	86,136
Jarden Corp.	5,610	174,639
Jo-Ann Stores Inc. (a)	6,400	285,120
Kohl’s Corp. (a)	2,610	137,495
Libbey Inc. (a)	13,300	175,161
LKQ Corp. (a)	3,675	76,440
MarineMax Inc. (a)	16,100	113,344
Marriott International Inc. Class A	7,380	264,425
Nordstrom Inc.	3,990	148,428
Pier 1 Imports Inc. (a)	21,400	175,266
Priceline.com Inc. (a)	310	107,985
Saga Communications Inc. Class A (a)	12,400	251,720
Sally Beauty Holdings Inc. (a)	15,800	176,960
Scripps Networks Interactive Class A	3,850	183,183
Select Comfort Corp. (a)	40,200	272,556
Sinclair Broadcast Group Inc. Class A (a)	25,900	181,818
Tiffany & Co.	2,800	131,572
Tractor Supply Co.	2,880	114,221
Urban Outfitters Inc. (a)	3,040	95,578
Valassis Communications Inc. (a)	5,100	172,839
Warnaco Group Inc., The (a)	2,000	102,260
Whirlpool Corp.	1,940	157,062

		4,976,545

Consumer Staples (1.97%)
Avon Products Inc.	2,755	88,463
Church & Dwight Co. Inc.	2,100	136,374
Craft Brewers Alliance Inc. (a)	16,300	123,717
J.M. Smucker Co., The	3,045	184,314
Schiff Nutrition International Inc.	20,800	170,560

		703,428

Energy (5.95%)
Concho Resources Inc. (a)	3,495	231,264
Dresser-Rand Group Inc. (a)	5,940	219,128
Halliburton Co.	3,520	116,406
Knightsbridge Tankers Ltd.	9,100	171,990
Newpark Resources Inc. (a)	21,000	176,400
Oceaneering International Inc. (a)	4,190	225,673
Petrohawk Energy Corp. (a)	8,280	133,639
Petroleum Development Corp. (a)	6,500	179,400
Rosetta Resources Inc. (a)	6,500	152,685

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Unit Corp. (a)	3,290	$122,684
Whiting Petroleum Corp. (a)	4,080	389,681

		2,118,950

Financials (22.63%)
Affiliated Managers Group Inc. (a)	3,410	266,014
Alliance Financial Corp.	5,500	166,265
Ameriprise Financial Inc.	7,210	341,249
AmTrust Financial Services Inc.	11,300	164,076
Banner Corp.	65,000	140,400
Beneficial Mutual Bancorp Inc. (a)	20,800	186,576
BioMed Realty Trust Inc.	10,930	195,866
California First National Bancorp	10,748	136,177
Cardinal Financial Corp.	16,400	157,604
City Holding Co.	5,900	180,953
Comerica Inc.	5,050	187,608
Commerce Bancshares Inc.	2,579	96,945
Danvers Bancorp Inc.	12,500	191,625
Digital Realty Trust Inc.	4,825	297,702
Discover Financial Services	8,040	134,107
Employers Holdings Inc.	14,100	222,357
ESSA Bancorp Inc.	13,100	155,104
EZCORP Inc. Class A (a)	9,100	182,364
First Niagara Financial Group Inc.	11,440	133,276
Franklin Resources Inc.	2,580	275,802
Harleysville Group Inc.	5,800	190,182
Horace Mann Educators Corp.	11,500	204,470
Infinity Property & Casualty Corp.	3,400	165,818
IntercontinentalExchange Inc. (a)	1,110	116,239
Jones Lang LaSalle Inc.	1,590	137,169
Meadowbrook Insurance Group Inc.	15,900	142,623
MPG Office Trust Inc. (a)	57,200	143,000
MSCI Inc. Class A (a)	2,990	99,298
Nelnet Inc. Class A	8,700	199,056
One Liberty Properties Inc.	20,763	330,339
PNC Financial Services Group Inc.	3,410	177,013
Raymond James Financial Inc.	5,010	126,903
Retail Opportunity Investments Corp.	18,400	176,088
Safety Insurance Group Inc.	6,000	252,120
SEI Investments Co.	3,360	68,343
Signature Bank (a)	3,880	150,699
Southside Bancshares Inc.	8,610	162,643
Southwest Bancorp Inc.	11,600	150,452
T Rowe Price Group Inc.	4,590	229,799
United Financial Bancorp Inc.	11,700	158,067
United Fire & Casualty Co.	7,900	167,559
Unitrin Inc.	7,300	178,047
Weingarten Realty Investors	5,021	109,558
Winthrop Realty Trust	13,000	160,680
World Acceptance Corp. (a)	5,800	256,128

		8,064,363

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (8.71%)
Alere Inc. (a)	2,800	$86,604
Alexion Pharmaceuticals Inc. (a)	1,310	84,312
Allscripts Healthcare Solutions Inc. (a)	8,760	161,797
AmerisourceBergen Corp.	4,470	137,050
Celgene Corp. (a)	3,140	180,895
Emergency Medical Services Corp. Class A (a)	2,840	151,230
Gentiva Health Services Inc. (a)	2,200	48,070
Healthspring Inc. (a)	20,300	524,552
Hill-Rom Holdings Inc.	1,510	54,194
Invacare Corp.	6,200	164,362
Life Technologies Corp. (a)	2,000	93,380
Medicines Co., The (a)	11,800	167,560
Medicis Pharmaceutical Corp. Class A	9,200	272,780
MEDNAX Inc. (a)	2,160	115,128
Mylan Inc. (a)	4,750	89,348
Par Pharmaceutical Companies Inc. (a)	6,000	174,480
Perrigo Co.	2,130	136,789
ResMed Inc. (a)	3,400	111,554
Shire PLC ADR	1,750	117,740
SXC Health Solutions Corp. (a)	3,060	111,598
United Therapeutics Corp. (a)	2,130	119,301

		3,102,724

Industrials (16.38%)
Alaska Air Group Inc. (a)	3,400	173,502
AMERCO (a)	2,300	182,804
AMETEK Inc.	1,835	87,658
BE Aerospace Inc. (a)	6,650	201,562
Briggs & Stratton Corp.	7,600	144,476
Bucyrus International Inc.	3,680	255,208
Ceradyne Inc. (a)	8,100	189,135
Chicago Bridge & Iron Co. N.V. NY Reg. Shares (a)	11,280	275,796
Commercial Vehicle Group Inc. (a)	14,600	148,628
CSX Corp.	3,950	218,514
Cummins Inc.	3,530	319,747
Dover Corp.	3,510	183,257
EMCOR Group Inc. (a)	6,100	149,999
Expeditors International of
Washington Inc.	4,440	205,261
Great Lakes Dredge & Dock Co.	25,200	146,412
International Shipholding Corp.	4,800	135,552
J.B. Hunt Transport Services Inc.	3,970	137,759
Kansas City Southern (a)	5,640	210,992
Kennametal Inc.	9,840	304,351
M & F Worldwide Corp. (a)	6,200	150,970
Manpower Inc.	1,060	55,332
MSC Industrial Direct Company Inc. Class A	5,010	270,740
Mueller Industries Inc.	6,200	164,238
Nordson Corp.	2,880	212,227
Polypore International Inc. (a)	8,900	268,424
Precision Castparts Corp.	1,525	194,209
Quanex Building Products Corp.	9,900	170,973
Republic Airways Holdings Inc. (a)	24,500	202,860

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
UniFirst Corp.	3,700	$163,355
US Airways Group Inc. (a)	19,200	177,600
Woodward Governor Co.	4,170	135,192

		5,836,733

Information Technology (13.87%)
Alliance Data Systems Corp. (a)	5,790	377,855
Amphenol Corp. Class A	2,435	119,266
ANSYS Inc. (a)	2,855	120,624
Atheros Communications (a)	3,000	79,050
Autodesk Inc. (a)	4,150	132,676
Broadcom Corp. Class A	3,015	106,701
Check Point Software Technologies Ltd. (a)	6,315	233,213
Citrix Systems Inc. (a)	2,410	164,458
Cognizant Technology Solutions Corp. Class A (a)	2,200	141,834
F5 Networks Inc. (a)	1,130	117,305
Insight Enterprises Inc. (a)	1,500	23,460
Integrated Silicon Solution Inc. (a)	29,400	253,134
JDS Uniphase Corp. (a)	14,050	174,080
Juniper Networks Inc. (a)	4,310	130,808
Lattice Semiconductor Corp. (a)	32,600	154,850
Marvell Technology Group Ltd. (a)	8,885	155,576
Mercury Computer Systems Inc. (a)	14,000	168,420
MICROS Systems Inc. (a)	4,190	177,363
NetApp Inc. (a)	2,380	118,500
Nuance Communications Inc. (a)	4,730	73,977
OSI Systems Inc. (a)	5,300	192,496
Photronics Inc. (a)	35,700	188,853
Power-One Inc. (a)	22,900	208,161
Red Hat Inc. (a)	1,790	73,390
Richardson Electronics Ltd.	26,000	273,000
Teradata Corp. (a)	4,580	176,605
Teradyne Inc. (a)	6,730	74,972
TIBCO Software Inc. (a)	8,220	145,823
Trimble Navigation Ltd. (a)	3,400	119,136
Unisys Corp. (a)	12,200	340,380
UTStarcom Inc. (a)	58,800	127,596

		4,943,562

Materials (6.90%)
Albemarle Corp.	4,560	213,454
Arch Chemicals Inc.	5,200	182,468
Greif Inc.	3,150	185,346
Kaiser Aluminum Corp.	4,800	205,392
P. H. Glatfelter Co.	12,100	147,136
PolyOne Corp. (a)	19,600	236,964
Quaker Chemical Corp.	4,900	159,544
Scotts Miracle-Gro Co. Class A, The	1,800	93,114
Stepan Co.	2,400	141,864
Temple-Inland Inc.	9,340	174,284
TPC Group Inc. (a)	6,500	154,830
Valspar Corp.	6,440	205,114
Walter Energy Inc.	2,010	163,393

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Yamana Gold Inc.	17,170	$195,738

		2,458,641

Telecommunication Services (3.37%)
American Tower Corp. Class A (a)	3,820	195,813
General Communication Inc. Class A (a)	18,800	187,436
IDT Corp. Class B (a)	10,800	192,132
SBA Communications Corp. Class A (a)	4,000	161,200
Vonage Holdings Corp. (a)	182,300	464,865

		1,201,446

Utilities (3.81%)
AES Corp., The (a)	25,900	293,965
Aqua America Inc.	3,810	77,724
Cleco Corp.	9,800	290,276
El Paso Electric Co. (a)	7,300	173,594
ITC Holdings Corp.	4,015	249,934
Nicor Inc.	2,000	91,640
NorthWestern Corp.	6,300	179,550

		1,356,683

Total Common Stocks
(cost $30,909,633)		34,763,075

Registered Investment Companies (1.55%)
Financials (1.55%)
Arlington Asset Investment Corp. Class A	6,100	142,191
BlackRock Kelso Capital Corp.	8,300	95,450
Prospect Capital Corp.	10,600	102,926
Triangle Capital Corp.	13,300	212,534

		553,101

Total Registered Investment Companies
(cost $467,444)		553,101

Short-term Investments (0.91%)
JPMorgan U.S. Government Money Market Fund	322,256	322,256

Total Short-term Investments
(cost $322,256)		322,256

TOTAL INVESTMENTS (100.01%)
(cost $31,699,333)		35,638,432
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(3,450)

NET ASSETS (100.00%)		$35,634,982

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (92.81%)
Argentina (0.53%)
MercadoLibre Inc. (a)	2,700	$194,886

Australia (0.92%)
BHP Billiton PLC	10,678	339,675

Austria (0.69%)
Erste Group Bank AG	6,340	253,845

Belgium (1.62%)
Anheuser-Busch InBev NV	10,139	596,418

Brazil (5.87%)
Anhanguera Educacional Participacoes SA	5,300	94,003
BR Malls Participacoes SA	25,400	212,267
Itau Unibanco Holding SA ADR	18,920	457,486
OGX Petroleo e Gas Participacoes SA (a)	54,400	708,936
PDG Realty SA Empreendimentos e Participacoes	34,700	413,242
Redecard SA	6,094	94,543
Vale SA Sponsored ADR	5,900	184,493

		2,164,970

Canada (2.13%)
Cameco Corp.	8,051	223,254
Canadian National Railway Co.	5,867	375,605
Teck Resources Ltd. Class B	4,490	184,680

		783,539

China (4.03%)
Baidu Inc. Sponsored ADR (a)	1,776	182,253
China Life Insurance Co. Ltd. H	54,000	213,318
China Mobile Ltd.	21,000	215,038
China Pacific Insurance (Group) Company Ltd. H	8,200	30,702
China Petroleum and Chemical Corp. (Sinopec) H	118,000	104,634
Ctrip.com International Ltd. ADR (a)	3,200	152,800
PetroChina Company Ltd. H	128,000	148,971
Ping An Insurance (Group) Company of China Ltd.	24,500	250,562
Tencent Holdings Ltd.	8,500	185,691

		1,483,969

Denmark (3.40%)
A P Moller-Maersk A/S Class B	23	192,270
Novo Nordisk A/S Class B	9,070	900,065
Novozymes A/S B Shares	1,262	160,555

		1,252,890

France (11.09%)
Accor SA	11,305	412,798
AXA SA	14,732	257,570
BNP Paribas	9,734	692,290
Compagnie de Saint-Gobain	3,212	142,879

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
DANONE SA	3,850	$230,279
JC Decaux SA (a)	6,500	171,596
L’Oreal SA	2,200	247,370
Pernod Ricard SA	6,187	516,609
Publicis Groupe	5,822	276,520
Schneider Electric SA	6,083	771,300
Societe Generale	1,500	86,396
Total SA	1,738	89,572
Unibail-Rodamco SE	300	66,520
Veolia Environnement	4,700	123,789

		4,085,488

Germany (8.04%)
Adidas AG	3,967	245,578
Allianz SE Reg.	1,775	200,598
BASF SE	8,690	547,967
Daimler AG Registered Shares (a)	8,741	553,625
Infineon Technologies AG (a)	15,009	103,962
Linde AG	3,400	442,555
Metro AG	2,832	184,350
Siemens AG Reg.	4,280	451,782
ThyssenKrupp AG	7,141	232,860

		2,963,277

Hong Kong (3.79%)
Alibaba.com Ltd. (a)	44,000	91,756
Cheung Kong Holdings Ltd.	23,000	348,608
CNOOC Ltd.	96,000	186,089
Hang Lung Properties Ltd.	37,000	180,736
Li & Fung Ltd.	104,000	587,768

		1,394,957

India (1.39%)
ICICI Bank Ltd. Sponsored ADR	10,283	512,608

Indonesia (0.13%)
PT Astra International Tbk	7,500	47,647

Ireland (0.11%)
CRH PLC	2,514	41,195

Israel (1.51%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	10,576	557,884

Italy (0.47%)
Eni SpA	8,000	172,642

Japan (8.59%)
Canon Inc.	12,100	564,560
Daikin Industries Ltd.	4,600	173,023
FamilyMart Co. Ltd.	6,600	236,629
Fanuc Ltd.	3,800	483,876
Honda Motor Co. Ltd.	10,400	369,133
Japan Tobacco Inc.	79	262,986

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Komatsu Ltd.	12,000	$278,582
Marubeni Corp.	53,000	299,665
Mizuho Financial Group Inc.	156,400	228,567
Panasonic Corp.	13,600	184,255
Yahoo! Japan Corp.	239	82,568

		3,163,844

Luxembourg (0.70%)
Millicom International Cellular S.A.	2,700	259,065

Malaysia (1.59%)
Genting Berhad	98,400	316,206
Sime Darby Berhad	98,000	269,841

		586,047

Netherlands (0.93%)
Core Laboratories N.V.	880	77,475
Royal Dutch Shell PLC Class A	8,821	266,840

		344,315

Norway (1.15%)
Seadrill Ltd.	7,606	219,729
Statoil ASA	9,800	204,460

		424,189

Singapore (2.57%)
Capitaland Ltd.	73,500	226,910
DBS Group Holdings Ltd.	25,717	275,337
Keppel Corp. Ltd.	29,000	198,023
K-Green Trust (a)	5,800	4,807
United Overseas Bank Ltd.	17,327	241,374

		946,451

South Africa (1.71%)
AngloGold Ashanti Ltd. Sponsored ADR	3,400	157,216
MTN Group Ltd.	20,449	369,653
Naspers Ltd. N Shares	2,116	103,459

		630,328

Spain (4.25%)
Banco Bilbao Vizcaya Argentaria SA	40,701	549,585
Banco Santander SA (Madrid)	16,613	211,008
Industria de Diseno Textil SA	7,036	558,916
Telefonica SA	9,963	246,718

		1,566,227

Sweden (3.77%)
Assa Abloy AB Class B	5,469	137,935
Atlas Copco AB Class A	20,900	403,405
Investor AB B Shares	9,000	182,795
Sandvik AB	17,098	262,037
Telefonaktiebolaget LM Ericsson B Shares	20,836	228,751

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Volvo AB B Shares (a)	12,000	$176,252

		1,391,175

Switzerland (8.55%)
ABB Ltd. Reg. (a)	13,723	289,221
Compagnie Financiere Richemont SA Class A	7,151	344,287
Credit Suisse Group AG Reg.	4,229	180,754
Holcim Ltd. Reg.	4,123	264,755
Nestle SA	13,374	712,491
Roche Holding AG	2,187	298,677
Swatch Group AG, The	1,206	453,730
Syngenta AG Reg.	1,016	252,488
UBS AG Reg. (a)	17,300	293,659
Zurich Financial Services AG	261	61,170

		3,151,232

Taiwan (0.57%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	20,568	208,560

United Kingdom (12.71%)
Anglo American PLC	8,003	317,504
AstraZeneca PLC	1,881	95,545
Autonomy Corp. PLC (a)	9,613	273,782
Barclays PLC	38,028	178,975
BG Group PLC	14,994	263,452
British American Tobacco PLC	9,783	364,915
Compass Group PLC	21,372	178,106
Diageo PLC	18,122	312,008
HSBC Holdings PLC	27,089	274,474
Imperial Tobacco Group PLC	9,038	269,332
Reckitt Benckiser Group PLC	5,068	278,726
Rolls-Royce Group PLC (a)	19,746	187,200
Standard Chartered PLC	21,515	617,150
Tesco PLC	41,700	277,748
Tullow Oil PLC	20,570	411,673
Xstrata PLC	20,133	385,216

		4,685,806

Total Common Stocks
(cost $31,196,373)		34,203,129

Preferred Stocks (4.21%)
Brazil (4.21%)
Banco Bradesco SA Pfd.	24,266	486,467
Petroleo Brasileiro SA Pfd.	31,300	504,833
Suzano Papel e Celulose SA	27,250	258,488
Vale SA Pfd. Class A	11,000	301,005

		1,550,793

Total Preferred Stocks
(cost $1,607,991)		1,550,793

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (2.81%)
State Street Bank & Trust Repurchase Agreement, (b) 0.010%, agreement date 09/30/2010, to be repurchased at $1,036,184 on 10/01/2010	$1,036,184	$1,036,184

Total Repurchase Agreement
(cost $1,036,184)		1,036,184

TOTAL INVESTMENTS (99.83%)
(cost $33,840,548)		36,790,106
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.17%)		61,629

NET ASSETS (100.00%)		$36,851,735

(a)	Non-income producing security.

(b)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $1,062,596 as of September 30, 2010.

ADR - American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$9,945,932	27.03%
British Pound	5,025,481	13.66
United States Dollar	4,579,769	12.45
Japanese Yen	3,163,844	8.60
Swiss Franc	3,151,232	8.57
Brazilian Real	3,073,784	8.36
Hong Kong Dollar	2,543,873	6.91
Swedish Krona	1,391,175	3.78
Danish Krone	1,252,890	3.41
Singapore Dollar	946,451	2.57
Malaysian Ringgit	586,047	1.59
South African Rand	473,112	1.29
Norwegian Krone	424,189	1.15
Canadian Dollar	184,680	0.50
Indonesian Rupiah	47,647	0.13

Total Investments	$36,790,106	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$7,771,731	21.09%
Consumer Discretionary	5,463,669	14.83
Industrials	5,097,703	13.83
Consumer Staples	4,489,861	12.18
Materials	4,070,652	11.05
Energy	3,582,560	9.72
Information Technology	2,211,312	6.00
Health Care	1,852,171	5.03
Telecommunication Services	1,090,474	2.96
Utilities	123,789	0.33

Total Stocks	35,753,922	97.02
Repurchase Agreement	1,036,184	2.81
Cash and Other Assets, Net of Liabilities	61,629	0.17

Net Assets	$36,851,735	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (99.23%)
Consumer Discretionary (10.35%)
Abercrombie & Fitch Co. Class A	3,645	$143,321
Amazon.com Inc. (a)	14,881	2,337,210
Apollo Group Inc. Class A (a)	5,332	273,798
AutoNation Inc. (a)	2,648	61,566
AutoZone Inc. (a)	1,216	278,355
Bed Bath & Beyond Inc. (a)	11,157	484,325
Best Buy Company Inc.	14,537	593,546
Big Lots Inc. (a)	3,178	105,668
CarMax Inc. (a)	9,513	265,032
Carnival Corp.	18,190	695,040
CBS Corp. Class B	28,755	456,054
Coach Inc.	12,511	537,473
Comcast Corp. Class A	118,064	2,134,597
Darden Restaurants Inc.	5,879	251,504
DeVry Inc.	2,708	133,261
DIRECTV Class A (a)	36,463	1,517,955
Discovery Communications Inc. Class A (a)	11,890	517,810
DR Horton Inc.	12,005	133,496
Eastman Kodak Co. (a)	11,724	49,241
Expedia Inc.	8,643	243,819
Family Dollar Stores Inc.	5,607	247,605
Ford Motor Co. (a)	144,661	1,770,651
Fortune Brands Inc.	6,434	316,746
GameStop Corp. Class A (a)	6,507	128,253
Gannett Co. Inc.	9,858	120,563
GAP Inc., The	18,485	344,560
Genuine Parts Co.	6,729	300,046
Goodyear Tire & Rubber Co., The (a)	10,450	112,338
H&R Block Inc.	12,978	168,065
Harley-Davidson Inc.	9,931	282,438
Harman International Industries Inc. (a)	3,019	100,865
Hasbro Inc.	5,877	261,585
Home Depot Inc.	70,054	2,219,311
International Game Technology	12,421	179,483
Interpublic Group of Companies Inc., The (a)	20,472	205,334
J.C. Penney Company Inc.	10,013	272,153
Johnson Controls Inc.	28,265	862,082
Kohl’s Corp. (a)	12,906	679,888
Leggett & Platt Inc.	6,139	139,724
Lennar Corp.	6,691	102,908
Limited Brands Inc.	11,134	298,169
Lowe’s Companies Inc.	59,032	1,315,823
Macy’s Inc.	17,909	413,519
Marriott International Inc. Class A	12,051	431,787
Mattel Inc.	15,133	355,020
McDonald’s Corp.	44,774	3,336,111
McGraw-Hill Companies Inc., The	13,003	429,879
Meredith Corp.	1,577	52,530
New York Times Co. Class A, The (a)	5,032	38,948
Newell Rubbermaid Inc.	11,576	206,169
News Corp. Class A	95,913	1,252,624
NIKE Inc. Class B	16,255	1,302,676
Nordstrom Inc.	7,180	267,096
Office Depot Inc. (a)	11,880	54,648
Omnicom Group Inc.	12,677	500,488

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
O’Reilly Automotive Inc. (a)	5,805	$308,826
Polo Ralph Lauren Corp.	2,742	246,396
Priceline.com Inc. (a)	2,035	708,872
Pulte Group Inc. (a)	14,138	123,849
RadioShack Corp.	5,418	115,566
Ross Stores Inc.	5,106	278,890
Scripps Networks Interactive Class A	3,749	178,377
Sears Holdings Corp. (a)	1,863	134,397
Stanley Black & Decker Inc.	6,965	426,815
Staples Inc.	30,670	641,616
Starbucks Corp.	31,307	800,833
Starwood Hotels & Resorts Worldwide Inc.	7,943	417,405
Target Corp.	30,349	1,621,851
Tiffany & Co.	5,424	254,874
Time Warner Cable Inc.	15,008	810,282
Time Warner Inc.	47,305	1,449,898
TJX Companies Inc.	16,855	752,239
Urban Outfitters Inc. (a)	5,482	172,354
VF Corp.	3,635	294,508
Viacom Inc. Class B	25,520	923,569
Walt Disney Co., The	80,458	2,663,964
Washington Post Co., The	248	99,054
Whirlpool Corp.	3,242	262,472
Wyndham Worldwide Corp.	7,692	211,299
Wynn Resorts Ltd.	3,167	274,801
Yum! Brands Inc.	19,640	904,618

		45,360,781

Consumer Staples (11.20%)
Altria Group Inc.	87,790	2,108,716
Archer-Daniels-Midland Co.	27,019	862,446
Avon Products Inc.	17,999	577,948
Brown-Forman Corp. Class B	4,366	269,120
Campbell Soup Co.	8,135	290,826
Clorox Co.	5,844	390,145
Coca-Cola Co., The	97,148	5,685,101
Coca-Cola Enterprises Inc.	13,946	432,326
Colgate-Palmolive Co.	20,445	1,571,403
ConAgra Foods Inc.	18,576	407,556
Constellation Brands Inc. (a)	7,454	131,861
Costco Wholesale Corp.	18,528	1,194,871
CVS Caremark Corp.	57,174	1,799,266
Dean Foods Co. (a)	7,783	79,464
Dr. Pepper Snapple Group Inc.	10,048	356,905
Estee Lauder Companies Inc. Class A, The	4,803	303,694
General Mills Inc.	27,016	987,165
H.J. Heinz Co.	13,436	636,463
Hershey Co., The	6,497	309,192
Hormel Foods Corp.	2,882	128,537
J.M. Smucker Co., The	5,037	304,890
Kellogg Co.	10,960	553,590
Kimberly-Clark Corp.	17,219	1,120,096
Kraft Foods Inc. Class A	73,470	2,267,284
Kroger Co., The	27,154	588,156

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lorillard Inc.	6,414	$515,108
McCormick & Co. Inc.	5,523	232,187
Mead Johnson Nutrition Co. Class A	8,580	488,288
Molson Coors Brewing Co. Class B	6,686	315,713
PepsiCo Inc.	66,926	4,446,563
Philip Morris International Inc.	77,104	4,319,366
Procter & Gamble Co., The	119,407	7,160,838
Reynolds American Inc.	7,156	424,995
Safeway Inc.	16,244	343,723
Sara Lee Corp.	27,705	372,078
Supervalu Inc.	8,635	99,562
Sysco Corp.	24,857	708,922
Tyson Foods Inc.	12,821	205,392
Walgreen Co.	41,108	1,377,118
Wal-Mart Stores Inc.	84,139	4,503,119
Whole Foods Market Inc. (a)	6,147	228,115

		49,098,108

Energy (10.85%)
Anadarko Petroleum Corp.	20,787	1,185,898
Apache Corp.	15,322	1,497,879
Baker Hughes Inc.	18,203	775,448
Cabot Oil & Gas Corp.	4,296	129,353
Cameron International Corp. (a)	10,248	440,254
Chesapeake Energy Corp.	27,678	626,907
Chevron Corp.	84,577	6,854,966
ConocoPhillips	62,401	3,583,689
CONSOL Energy Inc.	9,446	349,124
Denbury Resources Inc. (a)	16,690	265,204
Devon Energy Corp.	18,299	1,184,677
Diamond Offshore Drilling Inc.	2,936	198,973
El Paso Corp.	29,575	366,139
EOG Resources Inc.	10,637	988,922
EQT Corp.	6,266	225,952
Exxon Mobil Corp.	214,198	13,235,294
FMC Technologies Inc. (a)	5,077	346,708
Halliburton Co.	38,309	1,266,879
Helmerich & Payne Inc.	4,433	179,359
Hess Corp.	12,279	725,934
Marathon Oil Corp.	29,810	986,711
Massey Energy Co.	4,326	134,193
Murphy Oil Corp.	8,023	496,784
Nabors Industries Ltd. (a)	12,043	217,497
National-Oilwell Varco Inc.	17,606	782,939
Noble Energy Inc.	7,333	550,635
Occidental Petroleum Corp.	34,211	2,678,721
Peabody Energy Corp.	11,295	553,568
Pioneer Natural Resources Co.	4,870	316,696
QEP Resources Inc.	7,330	220,926
Range Resources Corp.	6,741	257,034
Rowan Companies Inc. (a)	4,711	143,026
Schlumberger Ltd.	57,480	3,541,343
Southwestern Energy Co. (a)	14,547	486,452
Spectra Energy Corp.	27,228	613,992
Sunoco Inc.	5,081	185,456
Tesoro Corp.	6,130	81,897

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	23,622	$413,621
Williams Companies Inc., The	24,525	468,673

		47,557,723

Financials (15.52%)
ACE Ltd.	14,264	830,878
Aflac Inc.	19,864	1,027,167
Allstate Corp., The	22,602	713,093
American Express Co.	44,036	1,850,833
American International Group Inc. (a)	5,715	223,457
Ameriprise Financial Inc.	10,561	499,852
Aon Corp.	11,322	442,803
Apartment Investment and Management Co.	4,765	101,876
Assurant Inc.	4,482	182,417
AvalonBay Communities Inc.	3,581	372,173
Bank of America Corp.	422,077	5,533,430
Bank of New York Mellon Corp.	50,960	1,331,585
BB&T Corp.	29,080	700,246
Berkshire Hathaway Inc. Class B (a)	72,768	6,016,458
Boston Properties Inc.	5,842	485,587
Capital One Financial Corp.	19,182	758,648
CB Richard Ellis Group Inc. Class A (a)	12,169	222,449
Charles Schwab Corp., The	41,667	579,171
Chubb Corp.	13,232	754,092
Cincinnati Financial Corp.	6,818	196,699
Citigroup Inc. (a)	999,378	3,897,574
CME Group Inc.	2,827	736,292
Comerica Inc.	7,364	273,573
Discover Financial Services	23,064	384,708
E*TRADE Financial Corp. (a)	8,199	119,213
Equity Residential	11,868	564,561
Federated Investors Inc. Class B	3,832	87,216
Fifth Third Bancorp	33,370	401,441
First Horizon National Corp. (a)	9,661	110,232
Franklin Resources Inc.	6,163	658,825
Genworth Financial Inc. Class A (a)	20,792	254,078
Goldman Sachs Group Inc., The	21,689	3,135,796
Hartford Financial Services Group Inc.	18,623	427,397
HCP Inc.	13,027	468,711
Healthcare Realty Trust Inc.	5,231	247,636
Host Hotels & Resorts Inc.	27,660	400,517
Hudson City Bancorp Inc.	22,132	271,338
Huntington Bancshares Inc.	29,723	168,529
IntercontinentalExchange Inc. (a)	3,108	325,470
Invesco Ltd.	19,579	415,662
Janus Capital Group Inc.	7,451	81,588
JPMorgan Chase & Co.	166,803	6,350,190
KeyCorp	37,215	296,231
Kimco Realty Corp.	17,123	269,687
Legg Mason Inc.	6,498	196,954
Leucadia National Corp. (a)	8,285	195,692
Lincoln National Corp.	13,314	318,471
Loews Corp.	13,372	506,799
M&T Bank Corp.	3,605	294,925
Marsh & McLennan Companies Inc.	22,743	548,561

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Marshall & Ilsley Corp.	21,811	$153,549
MetLife Inc.	38,136	1,466,329
Moody’s Corp.	8,565	213,954
Morgan Stanley	58,727	1,449,382
NASDAQ OMX Group Inc., The (a)	6,062	117,785
Northern Trust Corp.	10,155	489,877
NYSE Euronext	11,067	316,184
People’s United Financial Inc.	15,845	207,410
Plum Creek Timber Co. Inc.	6,883	242,970
PNC Financial Services Group Inc.	22,102	1,147,315
Principal Financial Group Inc.	13,579	351,968
Progressive Corp., The	28,171	587,929
ProLogis	20,003	235,635
Prudential Financial Inc.	19,579	1,060,790
Public Storage	5,866	569,237
Regions Financial Corp.	52,770	383,638
Simon Property Group Inc.	12,297	1,140,424
SLM Corp. (a)	20,488	236,636
State Street Corp.	21,080	793,873
Suntrust Banks Inc.	21,005	542,559
T Rowe Price Group Inc.	10,784	539,901
Torchmark Corp.	3,491	185,512
Travelers Companies Inc., The	19,754	1,029,183
Unum Group	13,747	304,496
US Bancorp	80,533	1,741,123
Ventas Inc.	6,615	341,136
Vornado Realty Trust	6,822	583,486
Wells Fargo & Co.	220,146	5,532,269
Weyerhaeuser Co.	22,516	354,852
XL Group PLC	14,489	313,832
Zions Bancorporation	7,363	157,273

		68,021,288

Health Care (11.55%)
Abbott Laboratories	64,983	3,394,712
Aetna Inc.	17,559	555,040
Allergan Inc.	12,921	859,634
AmerisourceBergen Corp.	11,778	361,113
Amgen Inc. (a)	40,372	2,224,901
Baxter International Inc.	24,583	1,172,855
Becton Dickinson and Co.	9,805	726,550
Biogen Idec Inc. (a)	10,166	570,516
Boston Scientific Corp. (a)	64,413	394,852
Bristol-Myers Squibb Co.	72,248	1,958,643
Cardinal Health Inc.	14,772	488,067
CareFusion Corp. (a)	8,034	199,565
Celgene Corp. (a)	19,364	1,115,560
Cephalon Inc. (a)	3,157	197,123
Cerner Corp. (a)	2,982	250,458
Cigna Corp.	11,450	409,681
Coventry Health Care Inc. (a)	6,177	132,991
CR Bard Inc.	3,985	324,499
DaVita Inc. (a)	4,336	299,314
DENTSPLY International Inc.	6,008	192,076
Eli Lilly & Co.	42,633	1,557,383
Express Scripts Inc. (a)	22,818	1,111,237

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Forest Laboratories Inc. (a)	12,002	$371,222
Genzyme Corp. (a)	10,720	758,869
Gilead Sciences Inc. (a)	35,236	1,254,754
Hospira Inc. (a)	7,083	403,802
Humana Inc. (a)	7,198	361,628
Intuitive Surgical Inc. (a)	1,662	471,576
Johnson & Johnson	115,868	7,179,181
King Pharmaceuticals Inc. (a)	10,702	106,592
Laboratory Corp. of America Holdings (a)	4,348	341,014
Life Technologies Corp. (a)	7,663	357,785
McKesson Corp.	10,998	679,455
Medco Health Solutions Inc. (a)	18,227	948,898
Medtronic Inc.	45,428	1,525,472
Merck & Co. Inc.	129,465	4,765,607
Mylan Inc. (a)	13,024	244,981
Patterson Companies Inc.	4,046	115,918
PerkinElmer Inc.	5,035	116,510
Pfizer Inc.	338,147	5,805,984
Quest Diagnostics Inc.	6,188	312,308
St. Jude Medical Inc. (a)	13,681	538,211
Stryker Corp.	14,356	718,518
Tenet Healthcare Corp. (a)	20,354	96,071
Thermo Fisher Scientific Inc. (a)	17,244	825,643
UnitedHealth Group Inc.	47,295	1,660,527
Varian Medical Systems Inc. (a)	5,117	309,578
Waters Corp. (a)	3,853	272,715
Watson Pharmaceuticals Inc. (a)	4,464	188,872
WellPoint Inc. (a)	16,795	951,269
Zimmer Holdings Inc. (a)	8,523	446,009

		50,625,739

Industrials (10.71%)
3M Co.	29,958	2,597,658
Avery Dennison Corp.	4,669	173,313
Boeing Co., The	30,780	2,048,101
Caterpillar Inc.	26,519	2,086,515
CH Robinson Worldwide Inc.	6,972	487,482
Cintas Corp.	5,662	155,988
CSX Corp.	15,971	883,516
Cummins Inc.	8,362	757,430
Danaher Corp.	22,506	913,969
Deere & Co.	17,850	1,245,573
Dover Corp.	7,784	406,403
Dun & Bradstreet Corp.	2,125	157,548
Eaton Corp.	7,043	580,977
Emerson Electric Co.	31,643	1,666,320
Equifax Inc.	5,236	163,363
Expeditors International of Washington Inc.	9,006	416,347
Fastenal Co.	6,197	329,618
FedEx Corp.	13,241	1,132,106
Flowserve Corp.	2,361	258,341
Fluor Corp.	7,470	369,989
General Dynamics Corp.	16,001	1,005,023
General Electric Co.	449,734	7,308,178

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Goodrich Corp.	5,230	$385,608
Honeywell International Inc.	32,479	1,427,127
Illinois Tool Works Inc.	21,176	995,696
Iron Mountain Inc.	8,465	189,108
ITT Corp.	7,648	358,156
Jacobs Engineering Group Inc. (a)	5,257	203,446
L-3 Communications Holdings Inc.	4,833	349,281
Lockheed Martin Corp.	12,504	891,285
Masco Corp.	15,128	166,559
Norfolk Southern Corp.	15,549	925,321
Northrop Grumman Corp.	12,377	750,418
Paccar Inc.	15,332	738,236
Pall Corp.	4,922	204,952
Parker Hannifin Corp.	6,745	472,555
Pitney Bowes Inc.	8,768	187,460
Precision Castparts Corp.	5,975	760,916
Quanta Services Inc. (a)	8,771	167,351
Raytheon Co.	15,738	719,384
Republic Services Inc.	12,889	392,986
Robert Half International Inc.	6,193	161,018
Rockwell Automation Inc.	5,968	368,405
Rockwell Collins Inc.	6,673	388,702
Roper Industries Inc.	3,941	256,874
RR Donnelley & Sons Co.	8,662	146,908
Ryder System Inc.	2,171	92,854
Snap-On Inc.	2,364	109,950
Southwest Airlines Co.	31,108	406,582
Stericycle Inc. (a)	3,559	247,279
Textron Inc.	11,549	237,447
Tyco International Ltd.	20,936	768,979
Union Pacific Corp.	20,931	1,712,156
United Parcel Service Inc. Class B	41,716	2,782,040
United Technologies Corp.	39,083	2,783,882
Waste Management Inc.	20,084	717,802
WW Grainger Inc.	2,507	298,609

		46,909,090

Information Technology (18.70%)
Adobe Systems Inc. (a)	22,119	578,412
Advanced Micro Devices Inc. (a)	23,510	167,156
Agilent Technologies Inc. (a)	14,626	488,070
Akamai Technologies Inc. (a)	7,630	382,873
Altera Corp.	12,915	389,516
Amphenol Corp. Class A	7,329	358,974
Analog Devices Inc.	12,413	389,520
Apple Inc. (a)	38,431	10,904,796
Applied Materials Inc.	56,442	659,243
Autodesk Inc. (a)	9,561	305,665
Automatic Data Processing Inc.	20,698	869,937
BMC Software Inc. (a)	7,514	304,167
Broadcom Corp. Class A	18,844	666,889
CA Inc.	16,468	347,804
Cisco Systems Inc. (a)	240,253	5,261,541
Citrix Systems Inc. (a)	7,911	539,847
Cognizant Technology Solutions Corp. Class A (a)	12,692	818,253

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Computer Sciences Corp.	6,514	$299,644
Compuware Corp. (a)	9,735	83,040
Corning Inc.	65,574	1,198,693
Dell Inc. (a)	71,173	922,402
eBay Inc. (a)	48,565	1,184,986
Electronic Arts Inc. (a)	13,846	227,490
EMC Corp. (a)	86,362	1,754,012
Fidelity National Information Services Inc.	11,083	300,682
First Solar Inc. (a)	2,266	333,895
Fiserv Inc. (a)	6,345	341,488
FLIR Systems Inc. (a)	6,680	171,676
Google Inc. Class A (a)	10,457	5,498,186
Harris Corp.	5,533	245,057
Hewlett-Packard Co.	95,397	4,013,352
Intel Corp.	234,217	4,503,993
International Business Machines Corp.	53,058	7,117,200
Intuit Inc. (a)	11,893	521,032
Jabil Circuit Inc.	8,349	120,309
JDS Uniphase Corp. (a)	9,653	119,601
Juniper Networks Inc. (a)	21,871	663,785
KLA-Tencor Corp.	7,048	248,301
Lexmark International Inc. (a)	3,246	144,837
Linear Technology Corp.	9,453	290,491
LSI Corp. (a)	26,787	122,149
MasterCard Inc. Class A	4,068	911,232
McAfee Inc. (a)	6,397	302,322
MEMC Electronic Materials Inc. (a)	9,839	117,281
Microchip Technology Inc.	7,766	244,241
Micron Technology Inc. (a)	36,182	260,872
Microsoft Corp.	320,308	7,844,343
Molex Inc.	5,844	122,315
Monster Worldwide Inc. (a)	5,557	72,019
Motorola Inc. (a)	98,485	840,077
National Semiconductor Corp.	9,781	124,903
NetApp Inc. (a)	15,017	747,696
Novell Inc. (a)	14,180	84,655
Novellus Systems Inc. (a)	3,867	102,785
NVIDIA Corp. (a)	24,406	285,062
Oracle Corp.	162,809	4,371,422
Paychex Inc.	13,389	368,064
QLogic Corp. (a)	4,884	86,154
QUALCOMM Inc.	67,526	3,046,773
Red Hat Inc. (a)	7,954	326,114
SAIC Inc. (a)	12,556	200,645
Salesforce.com Inc. (a)	4,916	549,609
SanDisk Corp. (a)	9,842	360,709
Symantec Corp. (a)	33,365	506,147
Tellabs Inc.	16,483	122,798
Teradata Corp. (a)	7,003	270,036
Teradyne Inc. (a)	7,565	84,274
Texas Instruments Inc.	50,278	1,364,545
Total System Services Inc.	6,976	106,314
VeriSign Inc. (a)	7,325	232,496
Visa Inc. Class A	20,903	1,552,257
Western Digital Corp. (a)	9,717	275,866

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Western Union Co.	27,769	$490,678
Xerox Corp.	57,947	599,751
Xilinx Inc.	10,875	289,384
Yahoo! Inc. (a)	56,701	803,453

		81,926,256

Materials (3.51%)
Air Products & Chemicals Inc.	8,923	739,003
Airgas Inc.	3,132	212,819
AK Steel Holding Corp.	4,705	64,976
Alcoa Inc.	42,884	519,325
Allegheny Technologies Inc.	4,124	191,560
Ball Corp.	3,829	225,337
Bemis Co. Inc.	4,481	142,272
CF Industries Holdings Inc.	2,974	284,017
Cliffs Natural Resources Inc.	5,746	367,284
Dow Chemical Co., The	48,790	1,339,773
E.I. du Pont de Nemours & Co.	38,066	1,698,505
Eastman Chemical Co.	3,064	226,736
Ecolab Inc.	9,781	496,288
FMC Corp.	3,043	208,172
Freeport-McMoRan Copper & Gold Inc.	19,819	1,692,344
International Flavors & Fragrances Inc.	3,428	166,327
International Paper Co.	18,347	399,047
MeadWestvaco Corp.	7,114	173,439
Monsanto Co.	22,735	1,089,689
Newmont Mining Corp.	20,754	1,303,559
Nucor Corp.	13,242	505,844
Owens-Illinois Inc. (a)	6,860	192,492
Pactiv Corp. (a)	5,690	187,656
PPG Industries Inc.	6,972	507,562
Praxair Inc.	12,855	1,160,292
Sealed Air Corp.	6,584	148,008
Sherwin-Williams Co., The	3,798	285,382
Sigma-Aldrich Corp.	5,150	310,957
Titanium Metals Corp. (a)	3,782	75,489
United States Steel Corp.	6,088	266,898
Vulcan Materials Co.	5,305	195,861

		15,376,913

Telecommunication Services (3.22%)
American Tower Corp. Class A (a)	16,951	868,908
AT&T Inc.	248,566	7,108,988
CenturyLink Inc.	12,752	503,194
Frontier Communications Corp.	41,520	339,218
MetroPCS Communications Inc. (a)	10,827	113,250
Qwest Communications International Inc.	73,124	458,488
Sprint Nextel Corp. (a)	125,261	579,958
Verizon Communications Inc.	118,979	3,877,526
Windstream Corp.	20,588	253,027

		14,102,557

Utilities (3.62%)
AES Corp., The (a)	27,796	315,485

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Allegheny Energy Inc.	7,072	$173,405
Ameren Corp.	9,951	282,608
American Electric Power Company Inc.	20,121	728,984
CenterPoint Energy Inc.	17,662	277,647
CMS Energy Corp.	9,540	171,911
Consolidated Edison Inc.	11,842	571,021
Constellation Energy Group Inc.	8,515	274,524
Dominion Resources Inc.	24,783	1,082,026
DTE Energy Co.	7,032	322,980
Duke Energy Corp.	55,571	984,162
Edison International	13,662	469,836
Entergy Corp.	7,859	601,449
Exelon Corp.	27,754	1,181,765
FirstEnergy Corp.	12,810	493,697
Integrys Energy Group Inc.	3,293	171,434
NextEra Energy Inc.	17,554	954,762
Nicor Inc.	1,964	89,990
NiSource Inc.	11,598	201,805
Northeast Utilities	7,404	218,936
NRG Energy Inc. (a)	10,850	225,897
ONEOK Inc.	4,423	199,212
Pepco Holdings Inc.	9,280	172,608
PG&E Corp.	16,433	746,387
Pinnacle West Capital Corp.	4,626	190,915
PPL Corp.	20,298	552,715
Progress Energy Inc.	12,303	546,499
Public Service Enterprise Group Inc.	21,259	703,248
SCANA Corp.	4,854	195,713
Sempra Energy	10,385	558,712
Southern Co.	34,939	1,301,128
TECO Energy Inc.	8,813	152,641
Wisconsin Energy Corp.	4,931	285,012
Xcel Energy Inc.	19,466	447,134

		15,846,248

Total Common Stocks
(cost $484,983,986)		434,824,703

	Principal amount	Value
Short-term Investments (0.67%)
U.S. Treasury Bill (b) 0.152%, 11/12/2010	$2,936,000	$2,935,571

Total Short-term Investments
(cost $2,935,503)		2,935,571

TOTAL INVESTMENTS (99.90%)
(cost $487,919,489)		437,760,274
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.10%)		423,360

NET ASSETS (100.00%)		$438,183,634

(a)	Non-income producing security.

(b)	At September 30, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (97.05%)
Consumer Discretionary (13.53%)
1-800-FLOWERS.COM Inc. (a)	5,927	$11,202
99 Cents Only Stores (a)	9,375	177,000
AFC Enterprises Inc. (a)	5,200	64,480
AH Belo Corp. Class A (a)	3,621	25,600
Ambassadors Group Inc.	3,749	42,514
American Apparel Inc. (a)	7,425	9,133
American Axle & Manufacturing Holdings Inc. (a)	12,360	111,487
American Greetings Corp. Class A	8,042	149,501
American Public Education Inc. (a)	3,773	123,981
America’s Car-Mart Inc. (a)	1,997	50,284
Amerigon Inc. (a)	4,591	47,287
Ameristar Casinos Inc.	5,412	94,439
AnnTaylor Stores Corp. (a)	12,174	246,402
Arbitron Inc.	5,556	155,401
Arctic Cat Inc. (a)	2,433	24,938
Asbury Automotive Group Inc. (a)	5,995	84,350
Ascent Media Corp. Class A (a)	2,922	78,047
Audiovox Corp. (a)	3,821	26,136
Ballantyne Strong Inc. (a)	2,849	24,644
Barnes & Noble Inc.	7,907	128,172
Beasley Broadcast Group Inc. Class A (a)	815	4,311
Beazer Homes USA Inc. (a)	15,860	65,502
bebe stores inc.	6,650	47,946
Belo Corp. Class A (a)	18,697	115,921
Big 5 Sporting Goods Corp.	4,464	59,907
Biglari Holdings Inc. (a)	293	96,294
BJ’s Restaurants Inc. (a)	4,605	129,677
Blue Nile Inc. (a)	2,559	113,850
Bluegreen Corp. (a)	2,821	7,871
Blyth Inc.	1,157	47,715
Bob Evans Farms Inc.	6,060	170,104
Bon-Ton Stores Inc., The (a)	2,364	24,042
Books-A-Million Inc.	1,675	10,050
Borders Group Inc. (a)	11,312	13,461
Boyd Gaming Corp. (a)	11,048	80,098
Bridgepoint Education Inc. (a)	3,982	61,562
Brookfield Homes Corp. (a)	2,200	18,018
Brown Shoe Co. Inc.	8,907	102,163
Brunswick Corp.	18,374	279,652
Buckle Inc., The	5,351	142,016
Buffalo Wild Wings Inc. (a)	3,687	176,570
Build-A-Bear Workshop Inc. (a)	3,470	20,994
Cabela’s Inc. (a)	8,118	154,080
California Pizza Kitchen Inc. (a)	4,001	68,257
Callaway Golf Co.	13,272	92,904
Cambium Learning Group Inc. (a)	3,282	10,502
Capella Education Co. (a)	3,446	267,479
Caribou Coffee Company Inc. (a)	1,597	16,609
Carmike Cinemas Inc. (a)	2,221	19,367
Carrols Restaurant Group Inc. (a)	2,666	14,130
Carter’s Inc. (a)	12,144	319,752
Casual Male Retail Group Inc. (a)	8,418	34,345
Cato Corp. Class A	5,685	152,131
Cavco Industries Inc. (a)	1,292	46,396
CEC Entertainment Inc. (a)	4,526	155,378

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charming Shoppes Inc. (a)	23,319	$82,083
Cheesecake Factory Inc., The (a)	12,324	326,216
Cherokee Inc.	1,554	28,345
Children’s Place Retail Stores Inc., The (a)	5,657	275,892
Christopher & Banks Corp.	7,073	55,947
Churchill Downs Inc.	2,279	81,406
Cinemark Holdings Inc.	11,683	188,096
Citi Trends Inc. (a)	3,029	73,332
CKX Inc. (a)	11,841	58,021
Coinstar Inc. (a)	6,544	281,327
Coldwater Creek Inc. (a)	12,485	65,796
Collective Brands Inc. (a)	13,291	214,517
Columbia Sportswear Co.	2,223	129,912
Conn’s Inc. (a)	2,383	11,081
Cooper Tire & Rubber Co.	12,583	247,004
Core-Mark Holding Co. Inc. (a)	2,184	67,617
Corinthian Colleges Inc. (a)	18,098	127,048
CPI Corp.	988	25,569
Cracker Barrel Old Country Store Inc.	4,875	247,455
Crocs Inc. (a)	17,619	229,223
Crown Media Holdings Inc. (a)	5,164	12,342
CSS Industries Inc.	1,590	27,491
Culp Inc. (a)	1,775	17,395
Cumulus Media Inc. Class A (a)	4,334	12,179
Dana Holding Corp. (a)	28,921	356,307
Deckers Outdoor Corp. (a)	8,007	400,030
Delta Apparel Inc. (a)	1,195	17,925
Denny’s Corp. (a)	20,836	64,800
Destination Maternity Corp. (a)	948	31,208
Dex One Corp. (a)	10,276	126,189
Dillard’s Inc. Class A	8,986	212,429
DineEquity Inc. (a)	3,683	165,661
Domino’s Pizza Inc. (a)	7,622	100,763
Dorman Products Inc. (a)	2,306	71,071
Dress Barn Inc., The (a)	12,052	286,235
Drew Industries Inc. (a)	3,916	81,688
drugstore.com Inc. (a)	18,939	36,363
DSW Inc. (a)	2,887	82,857
E.W. Scripps Co Class A (a)	6,265	49,368
Eastman Kodak Co. (a)	55,302	232,268
Einstein Noah Restaurant Group Inc. (a)	1,099	11,649
Empire Resorts Inc. (a)	4,929	5,471
Entercom Communications Corp. Class A (a)	4,788	37,634
Entravision Communications Corp. Class A (a)	9,793	19,488
Ethan Allen Interiors Inc.	5,042	88,033
Exide Technologies (a)	15,458	74,044
Express Inc. (a)	3,255	49,509
Finish Line Inc. Class A, The	10,428	145,053
Fisher Communications Inc. (a)	1,344	23,426
Fred’s Inc. Class A	7,875	92,925
Fuel Systems Solutions Inc. (a)	2,912	113,888
Furniture Brands International Inc. (a)	9,133	49,136
Gaiam Inc. Class A	3,421	22,886

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaylord Entertainment Co. (a)	7,221	$220,240
Genesco Inc. (a)	4,898	146,352
G-III Apparel Group Ltd. (a)	3,150	98,847
Global Sources Ltd. (a)	4,695	35,447
Grand Canyon Education Inc. (a)	6,358	139,431
Gray Television Inc. (a)	9,777	19,652
Group 1 Automotive Inc. (a)	5,030	150,296
Gymboree Corp. (a)	5,563	231,087
Harte-Hanks Inc.	7,930	92,543
Haverty Furniture Companies Inc.	3,827	41,753
Helen of Troy Ltd. (a)	6,180	156,292
hhgregg Inc. (a)	2,688	66,555
Hibbett Sports Inc. (a)	5,918	147,654
Hooker Furniture Corp.	2,155	25,063
Hot Topic Inc.	9,354	56,030
Hovnanian Enterprises Inc. (a)	10,966	43,096
HSN Inc. (a)	8,046	240,575
Iconix Brand Group Inc. (a)	14,772	258,510
Interval Leisure Group Inc. (a)	8,303	111,841
iRobot Corp. (a)	4,302	79,888
Isle of Capri Casinos Inc. (a)	3,230	23,127
Jack in the Box Inc. (a)	11,006	235,969
JAKKS Pacific Inc. (a)	5,723	100,954
Jamba Inc. (a)	11,997	26,273
Jo-Ann Stores Inc. (a)	5,622	250,460
Joe’s Jeans Inc. (a)	8,464	17,859
Johnson Outdoors Inc. Class A (a)	859	11,012
Jones Apparel Group Inc.	17,932	352,184
Jos. A. Bank Clothiers Inc. (a)	5,629	239,852
Journal Communications Inc. Class A (a)	8,512	38,389
K12 Inc. (a)	5,149	149,475
Kenneth Cole Productions Inc. (a)	1,745	29,089
Kid Brands Inc. (a)	2,507	21,560
Kirkland’s Inc. (a)	3,413	47,304
Knology Inc. (a)	6,233	83,709
Krispy Kreme Doughnuts Inc. (a)	12,312	56,389
K-Swiss Inc. Class A (a)	5,570	71,018
LaCrosse Footwear Inc.	937	12,940
Landry’s Restaurants Inc. (a)	1,590	38,939
La-Z-Boy Inc. (a)	10,547	89,017
Leapfrog Enterprises Inc. (a)	7,131	39,078
Learning Tree International Inc.	1,356	13,723
Lee Enterprises Inc. Class A (a)	9,053	24,262
Libbey Inc. (a)	3,287	43,290
Life Time Fitness Inc. (a)	8,557	337,745
Lifetime Brands Inc. (a)	1,868	28,207
Lin TV Corp. (a)	5,821	25,845
Lincoln Educational Services Corp. (a)	3,358	48,389
Lions Gate Entertainment Corp. (a)	13,911	102,246
Lithia Motors Inc. Class A	4,378	41,985
Live Nation Entertainment Inc. (a)	29,082	287,330
Liz Claiborne Inc. (a)	19,682	119,667
LodgeNet Interactive Corp. (a)	5,023	14,064
Lumber Liquidators Holdings Inc. (a)	4,555	111,916
M/I Homes Inc. (a)	3,761	39,002

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Mac-Gray Corp.	2,493	$30,240
Maidenform Brands Inc. (a)	4,691	135,335
Marcus Corp.	3,998	47,376
Marine Products Corp. (a)	2,326	14,282
MarineMax Inc. (a)	4,465	31,434
Martha Stewart Living Omnimedia Inc. (a)	5,601	26,549
Matthews International Corp.	6,246	220,859
McClatchy Co. Class A, The (a)	12,134	47,687
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,188	24,803
Media General Inc. Class A (a)	4,484	40,177
Mediacom Communications Corp. Class A (a)	7,941	52,490
Men’s Wearhouse Inc., The	10,688	254,268
Meritage Homes Corp. (a)	6,592	129,335
Midas Inc. (a)	3,045	23,172
Modine Manufacturing Co. (a)	9,545	123,799
Monarch Casino & Resort Inc. (a)	1,635	18,328
Monro Muffler Brake Inc.	4,072	187,760
Morgans Hotel Group Co. (a)	4,605	33,709
Movado Group Inc. (a)	3,294	35,839
Multimedia Games Inc. (a)	5,221	19,318
National American University Holdings Inc.	1,548	10,403
National CineMedia Inc.	10,853	194,269
National Presto Industries Inc.	1,008	107,322
New York & Co. Inc. (a)	5,088	13,076
Nexstar Broadcasting Group Inc. Class A (a)	2,095	10,789
NutriSystem Inc.	5,686	109,399
O’Charley’s Inc. (a)	3,981	28,623
OfficeMax Inc. (a)	17,431	228,172
Orbitz Worldwide Inc. (a)	4,308	27,140
Orient-Express Hotels Ltd. Class A (a)	18,748	209,040
Outdoor Channel Holdings Inc. (a)	2,634	14,566
Overstock.com Inc. (a)	3,129	49,188
Oxford Industries Inc.	2,818	67,012
Pacific Sunwear of California Inc. (a)	13,758	71,954
Papa John’s International Inc. (a)	4,179	110,242
Peet’s Coffee & Tea Inc. (a)	2,401	82,186
Penske Automotive Group Inc. (a)	8,885	117,282
Pep Boys-Manny, Moe & Jack, The	10,741	113,640
Perry Ellis International Inc. (a)	2,043	44,640
PetMed Express Inc.	4,719	82,582
PF Chang’s China Bistro Inc.	4,764	220,097
Pier 1 Imports Inc. (a)	21,689	177,633
Pinnacle Entertainment Inc. (a)	12,281	136,933
Playboy Enterprises Inc. (a)	4,731	24,317
Polaris Industries Inc.	6,396	416,380
Pool Corp.	10,118	203,068
Pre-Paid Legal Services Inc. (a)	1,533	95,797
Primedia Inc.	3,863	14,679
Princeton Review Inc. (a)	3,582	7,307
Quiksilver Inc. (a)	26,926	105,281
R.G. Barry Corp.	1,689	17,380

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Radio One Inc. Class D (a)	6,144	$5,407
RC2 Corp. (a)	4,395	92,075
ReachLocal Inc. (a)	953	13,132
Red Lion Hotels Corp. (a)	2,646	19,686
Red Robin Gourmet Burgers Inc. (a)	3,222	63,183
Regis Corp.	11,723	224,261
Rent-A-Center Inc.	13,130	293,849
Rentrak Corp. (a)	1,904	48,114
Retail Ventures Inc. (a)	4,788	51,519
Ruby Tuesday Inc. (a)	13,062	155,046
Rue21 Inc. (a)	3,005	77,559
Ruth’s Hospitality Group Inc. (a)	6,032	24,188
Ryland Group Inc.	9,142	163,825
Saks Inc. (a)	27,806	239,132
Sally Beauty Holdings Inc. (a)	19,397	217,246
Scholastic Corp.	6,163	171,455
Scientific Games Corp. Class A (a)	13,236	128,389
Sealy Corp. (a)	10,019	24,446
Select Comfort Corp. (a)	11,189	75,861
Shiloh Industries Inc. (a)	1,011	9,786
Shoe Carnival Inc. (a)	1,872	37,852
Shuffle Master Inc. (a)	11,037	92,821
Shutterfly Inc. (a)	5,508	143,153
Sinclair Broadcast Group Inc. Class A (a)	9,223	64,745
Skechers U.S.A. Inc. (a)	7,112	167,061
Skyline Corp.	1,501	30,410
Smith & Wesson Holding Corp. (a)	12,378	44,066
Sonic Automotive Inc. (a)	8,144	80,056
Sonic Corp. (a)	12,527	101,218
Sotheby’s	13,778	507,306
Spartan Motors Inc.	7,181	33,320
Speedway Motorsports Inc.	2,348	36,817
Stage Stores Inc.	7,794	101,322
Standard Motor Products Inc.	3,966	41,762
Standard Pacific Corp. (a)	21,498	85,347
Stein Mart Inc. (a)	5,263	46,472
Steiner Leisure Ltd. (a)	3,031	115,481
Steinway Musical Instruments Inc. (a)	1,280	22,042
Steven Madden Ltd. (a)	5,045	207,148
Stewart Enterprises Inc.	16,731	90,180
Stoneridge Inc. (a)	3,207	33,706
Sturm, Ruger & Company Inc.	3,866	52,732
Summer Infant Inc. (a)	2,136	16,704
Superior Industries International Inc.	4,829	83,445
SuperMedia Inc. (a)	2,615	27,641
Systemax Inc.	2,095	25,727
Talbots Inc. (a)	14,406	188,719
Tenneco Inc. (a)	12,279	355,723
Texas Roadhouse Inc. Class A (a)	11,711	164,657
Timberland Co. Class A, The (a)	8,489	168,167
True Religion Apparel Inc. (a)	5,312	113,358
Tuesday Morning Corp. (a)	5,949	28,377
Ulta Salon Cosmetics & Fragrance Inc. (a)	6,443	188,136
Under Armour Inc. Class A (a)	7,230	325,639
Unifi Inc. (a)	8,701	39,242

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Universal Electronics Inc. (a)	2,778	$57,921
Universal Technical Institute Inc.	4,312	84,300
US Auto Parts Network Inc. (a)	2,609	21,394
Vail Resorts Inc. (a)	7,402	277,723
Valassis Communications Inc. (a)	10,246	347,237
Value Line Inc.	312	4,327
Vitacost.com Inc. (a)	2,898	17,417
Vitamin Shoppe Inc. (a)	3,263	89,569
Volcom Inc. (a)	3,947	75,467
Warnaco Group Inc., The (a)	9,078	464,158
Warner Music Group Corp. (a)	9,097	40,936
West Marine Inc. (a)	3,082	31,313
Westwood One Inc. (a)	1,035	8,787
Wet Seal Inc. Class A (a)	20,784	70,458
Weyco Group Inc.	1,376	33,327
Winmark Corp.	477	15,951
Winnebago Industries Inc. (a)	6,083	63,385
Wolverine World Wide Inc.	10,077	292,334
World Wrestling Entertainment Inc.	4,930	68,576
Zumiez Inc. (a)	4,262	90,184

		29,001,702

Consumer Staples (2.98%)
Alico Inc.	653	15,176
Alliance One International Inc. (a)	18,464	76,626
Andersons Inc., The	3,781	143,300
Arden Group Inc. Class A	240	19,800
B&G Foods Inc. Class A	9,987	109,058
Boston Beer Co. Inc. (a)	1,807	120,834
Bridgford Foods Corp.	333	4,272
Calavo Growers Inc.	2,269	49,192
Cal-Maine Foods Inc.	2,883	83,549
Casey’s General Stores Inc.	7,713	322,018
Cellu Tissue Holdings Inc. (a)	1,793	21,390
Central Garden & Pet Co. (a)	11,753	121,761
Chiquita Brands International Inc. (a)	9,199	121,795
Coca-Cola Bottling Co. Consolidated	896	47,425
Darling International Inc. (a)	16,903	144,014
Diamond Foods Inc.	4,478	183,553
Dole Food Company Inc. (a)	7,487	68,506
Elizabeth Arden Inc. (a)	4,964	99,230
Farmer Brothers Co.	1,392	22,272
Female Health Co., The	3,747	19,297
Fresh Del Monte Produce Inc. (a)	8,191	177,745
Great Atlantic & Pacific Tea Company Inc., The (a)	6,824	27,023
Griffin Land & Nurseries Inc.	530	14,013
Hain Celestial Group Inc., The (a)	8,481	203,374
Harbinger Group Inc. (a)	2,137	11,860
Heckmann Corp. (a)	18,599	72,536
Imperial Sugar Co.	2,561	33,498
Ingles Markets Inc.	2,454	40,761
Inter Parfums Inc.	3,080	54,177
J&J Snack Foods Corp.	2,880	120,758
John B. Sanfilippo & Son Inc. (a)	1,589	20,975
Lancaster Colony Corp.	3,879	184,252

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Lance Inc.	5,440	$115,872
Lifeway Foods Inc. (a)	1,050	11,046
Limoneira Co.	1,648	33,191
Medifast Inc. (a)	2,768	75,096
MGP Ingredients Inc.	2,179	17,105
Nash Finch Co.	2,570	109,328
National Beverage Corp.	2,282	31,948
Nature’s Sunshine Products Inc. (a)	1,514	13,535
Nu Skin Enterprises Inc.	10,071	290,045
Nutraceutical International Corp. (a)	2,047	32,117
Oil-Dri Corporation of America	1,146	24,650
Pantry Inc., The (a)	4,637	111,798
Pilgrim’s Pride Corp. (a)	9,939	55,857
Prestige Brands Holdings Inc. (a)	8,534	84,401
PriceSmart Inc.	3,260	94,964
Revlon Inc. Class A (a)	2,370	29,909
Rite Aid Corp. (a)	114,250	107,738
Ruddick Corp.	8,878	307,889
Sanderson Farms Inc.	4,717	204,199
Schiff Nutrition International Inc.	2,295	18,819
Seneca Foods Corp. Class A (a)	1,642	43,004
Smart Balance Inc. (a)	12,899	50,048
Spartan Stores Inc.	4,494	65,163
Spectrum Brands Holdings Inc. (a)	3,642	98,990
Star Scientific Inc. (a)	19,549	41,053
Susser Holdings Corp. (a)	1,698	23,772
Synutra International Inc. (a)	3,676	42,458
Tootsie Roll Industries Inc.	4,760	118,429
TreeHouse Foods Inc. (a)	7,153	329,753
United Natural Foods Inc. (a)	8,841	292,991
Universal Corp.	4,929	197,604
USANA Health Sciences Inc. (a)	1,226	49,481
Vector Group Ltd.	9,305	174,003
Village Super Market Inc. Class A	1,345	37,579
WD-40 Co.	3,432	130,485
Weis Markets Inc.	2,191	85,734
Winn-Dixie Stores Inc. (a)	11,289	80,491

		6,384,585

Energy (5.44%)
Abraxas Petroleum Corp. (a)	13,851	39,337
Allis-Chalmers Energy Inc. (a)	7,847	32,722
Alon USA Energy Inc.	1,265	6,831
American Oil & Gas Inc. (a)	10,260	83,106
Apco Oil and Gas International Inc.	1,970	68,182
Approach Resources Inc. (a)	2,602	29,090
ATP Oil & Gas Corp. (a)	9,108	124,324
Basic Energy Services Inc. (a)	4,897	41,722
Berry Petroleum Co.	10,562	335,132
Bill Barrett Corp. (a)	9,443	339,948
BPZ Resources Inc. (a)	19,838	75,980
Brigham Exploration Co. (a)	24,095	451,781
Bristow Group Inc. (a)	7,342	264,899
Cal Dive International Inc. (a)	19,307	105,609
Callon Petroleum Co. (a)	5,825	28,834
CAMAC Energy Inc. (a)	9,673	30,857

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
CARBO Ceramics Inc.	3,957	$320,517
Carrizo Oil & Gas Inc. (a)	6,289	150,559
Cheniere Energy Inc. (a)	11,596	29,222
Clayton Williams Energy Inc. (a)	1,209	61,163
Clean Energy Fuels Corp. (a)	8,211	116,678
Cloud Peak Energy Inc. (a)	6,346	115,814
Complete Production Services Inc. (a)	15,971	326,607
Contango Oil & Gas Co. (a)	2,478	124,296
Crosstex Energy Inc. (a)	8,445	66,716
CVR Energy Inc. (a)	6,168	50,886
Dawson Geophysical Co. (a)	1,697	45,225
Delek US Holdings Inc.	2,909	20,828
Delta Petroleum Corp. (a)	37,187	29,251
DHT Holdings Inc.	9,531	39,363
Dril-Quip Inc. (a)	6,982	433,652
Endeavour International Corp. (a)	28,504	36,770
Energy Partners Ltd. (a)	5,913	71,015
Energy XXI Bermuda Ltd. (a)	10,394	240,205
Evolution Petroleum Corp. (a)	2,940	17,669
FX Energy Inc. (a)	9,399	38,912
Gastar Exploration Ltd. (a)	8,841	35,541
General Maritime Corp.	16,182	79,454
GeoResources Inc. (a)	2,633	41,865
Global Geophysical Services Inc. (a)	1,478	10,775
Global Industries Ltd. (a)	20,835	113,967
GMX Resources Inc. (a)	6,628	32,212
Golar LNG Energy Ltd. (a)	1,061	1,584
Golar LNG Ltd.	7,431	93,036
Goodrich Petroleum Corp. (a)	4,992	72,733
Green Plains Renewable Energy Inc. (a)	3,249	39,345
GreenHunter Energy Inc. Warrants (a) (b)	94	0
Gulf Island Fabrication Inc.	2,913	53,017
GulfMark Offshore Inc. Class A (a)	4,773	146,627
Gulfport Energy Corp. (a)	5,409	74,861
Hallador Energy Co.	738	8,583
Harvest Natural Resources Inc. (a)	6,778	70,627
Helix Energy Solutions Group Inc. (a)	21,484	239,332
Hercules Offshore Inc. (a)	23,418	62,058
Hornbeck Offshore Services Inc. (a)	4,922	95,930
Houston American Energy Corp.	3,665	36,650
International Coal Group Inc. (a)	26,883	143,018
ION Geophysical Corp. (a)	26,395	135,670
Isramco Inc. (a)	253	15,231
James River Coal Co. (a)	5,718	100,237
Key Energy Services Inc. (a)	26,032	247,564
Knightsbridge Tankers Ltd.	3,577	67,605
Kodiak Oil & Gas Corp. (a)	24,400	82,716
L&L Energy Inc. (a)	3,340	26,787
Lufkin Industries Inc.	6,139	269,502
Magnum Hunter Resources Corp. (a)	9,817	40,642
Matrix Service Co. (a)	5,208	45,570
McMoRan Exploration Co. (a)	17,074	293,844
Miller Petroleum Inc. (a)	3,639	19,614
Natural Gas Services Group (a)	2,365	34,931

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Newpark Resources Inc. (a)	18,166	$152,594
Nordic American Tanker Shipping Ltd.	9,729	260,348
Northern Oil and Gas Inc. (a)	9,049	153,290
Oasis Petroleum Inc. (a)	9,890	191,569
Overseas Shipholding Group Inc.	5,254	180,317
OYO Geospace Corp. (a)	826	47,809
Panhandle Oil & Gas Inc.	1,548	38,220
Parker Drilling Co. (a)	24,140	105,009
Patriot Coal Corp. (a)	16,053	183,165
Penn Virginia Corp.	9,407	150,888
Petroleum Development Corp. (a)	3,944	108,854
Petroquest Energy Inc. (a)	11,288	68,744
PHI Inc. (a)	2,863	46,323
Pioneer Drilling Co. (a)	11,050	70,499
RAM Energy Resources Inc. (a)	11,149	17,392
Rentech Inc. (a)	43,853	43,239
Resolute Energy Corp. (a)	7,775	85,992
REX American Resources Corp. (a)	1,462	21,184
Rex Energy Corp. (a)	6,587	84,314
Rosetta Resources Inc. (a)	10,900	256,041
RPC Inc.	5,902	124,886
Scorpio Tankers Inc. (a)	2,619	29,569
Seahawk Drilling Inc. (a)	2,155	18,231
Ship Finance International Ltd.	9,261	179,941
Stone Energy Corp. (a)	8,864	130,567
Swift Energy Co. (a)	7,770	218,182
Syntroleum Corp. (a)	14,757	27,596
T-3 Energy Services Inc. (a)	2,741	71,677
Teekay Tankers Ltd. Class A	5,517	71,776
Tesco Corp. (a)	6,172	74,249
TETRA Technologies Inc. (a)	15,527	158,375
TransAtlantic Petroleum Ltd. (a)	30,162	89,280
Union Drilling Inc. (a)	2,948	13,207
Uranium Energy Corp. (a)	12,265	40,229
USEC Inc. (a)	23,098	119,879
VAALCO Energy Inc. (a)	10,588	60,775
Vantage Drilling Co. (a)	25,223	40,357
Venoco Inc. (a)	4,026	79,030
W&T Offshore Inc.	7,140	75,684
Warren Resources Inc. (a)	14,381	57,093
Western Refining Inc. (a)	10,458	54,800
Willbros Group Inc. (a)	8,329	76,377
World Fuel Services Corp.	14,070	365,961

		11,668,342

Financials (19.48%)
1st Source Corp.	3,262	56,628
1st United Bancorp Inc. (a)	4,439	28,543
Abington Bancorp Inc.	4,247	44,763
Acadia Realty Trust	8,338	158,422
Advance America Cash Advance Centers Inc.	11,191	45,100
Agree Realty Corp.	1,773	44,768
Alexander’s Inc.	418	131,996
Alliance Financial Corp.	962	29,081
Alterra Capital Holdings Ltd.	19,521	388,858

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ambac Financial Group Inc. (a)	56,767	$31,506
American Campus Communities Inc.	13,414	408,322
American Capital Agency Corp.	6,727	178,736
American Equity Investment Life Holding Co.	11,847	121,313
American National Bankshares Inc.	1,358	29,795
American Physicians Capital Inc.	1,601	66,377
American Physicians Service Group Inc.	1,355	43,834
American Safety Insurance Holdings Ltd. (a)	2,096	34,249
Ameris Bancorp (a)	5,017	46,909
Amerisafe Inc. (a)	3,988	74,895
Ames National Corp.	1,650	32,901
AmTrust Financial Services Inc.	4,586	66,589
Anworth Mortgage Asset Corp.	24,388	173,886
Apollo Commercial Real Estate Finance Inc.	2,188	35,161
Argo Group International Holdings Ltd.	6,380	221,641
Arrow Financial Corp.	1,918	48,103
Artio Global Investors Inc.	5,684	86,965
Ashford Hospitality Trust Inc. (a)	8,617	77,984
Asset Acceptance Capital Corp. (a)	3,279	17,608
Associated Estates Realty Corp.	6,454	90,227
Asta Funding Inc.	2,111	16,107
Astoria Financial Corp.	17,744	241,851
Avatar Holdings Inc. (a)	1,800	34,343
Baldwin & Lyons Inc.	1,780	45,301
BancFirst Corp.	1,429	57,817
Banco Latinoamericano de Comercio Exterior SA	5,833	84,287
Bancorp Inc. (a)	4,621	30,914
Bancorp Rhode Island Inc.	686	19,160
Bank Mutual Corp.	9,539	49,508
Bank of Marin Bancorp	1,145	36,915
Bank of the Ozarks Inc.	2,664	98,808
BankFinancial Corp.	4,171	38,248
Beneficial Mutual Bancorp Inc. (a)	7,091	63,607
Berkshire Hills Bancorp Inc.	2,860	54,227
BGC Partners Inc. Class A	11,637	69,472
BioMed Realty Trust Inc.	23,444	420,116
BofI Holding Inc. (a)	1,411	16,749
Boston Private Financial Holdings Inc.	15,390	100,651
Bridge Bancorp Inc.	1,385	34,611
Brookline Bancorp Inc.	12,378	123,532
Bryn Mawr Bank Corp.	1,723	29,671
Calamos Asset Management Inc. Class A	3,869	44,494
California First National Bancorp	556	7,045
Camden National Corp.	1,647	57,069
Capital City Bank Group Inc.	2,290	27,801
CapLease Inc.	11,362	63,514
Capstead Mortgage Corp.	14,391	156,430
Cardinal Financial Corp.	5,852	56,238
Cardtronics Inc. (a)	5,502	84,896

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Cash America International Inc.	6,141	$214,935
Cathay General Bancorp	16,173	192,296
CBL & Associates Properties Inc.	28,565	373,059
Cedar Shopping Centers Inc.	11,145	67,762
Center Financial Corp. (a)	7,212	36,709
Centerstate Banks Inc.	5,279	45,294
Century Bancorp Inc. Class A	607	14,501
Chatham Lodging Trust (a)	1,736	32,307
Chemical Financial Corp.	5,122	105,718
Chesapeake Lodging Trust	1,620	26,503
Citizens & Northern Corp.	2,446	31,798
Citizens Inc. (a)	7,415	51,090
Citizens Republic Bancorp Inc. (a)	80,576	72,607
City Holding Co.	3,317	101,732
Clifton Savings Bancorp Inc.	1,833	15,764
CNA Surety Corp. (a)	3,687	66,071
CNB Financial Corp.	2,504	34,430
CNO Financial Group Inc. (a)	45,744	253,422
CoBiz Financial Inc.	6,659	37,024
Cogdell Spencer Inc.	8,772	55,439
Cohen & Steers Inc.	3,684	79,943
Colonial Properties Trust	14,502	234,787
Colony Financial Inc.	2,899	53,574
Columbia Banking System Inc.	8,143	160,010
Community Bank System Inc.	6,797	156,399
Community Trust Bancorp Inc.	2,856	77,369
Compass Diversified Holdings	6,740	108,918
CompuCredit Holdings Corp.	3,433	16,547
Consolidated-Tomoka Land Co.	1,176	33,528
Cousins Properties Inc.	18,483	131,969
Cowen Group Inc. Class A (a)	7,320	24,083
Crawford & Co. Class B (a)	4,811	11,691
Credit Acceptance Corp. (a)	1,155	69,947
CreXus Investment Corp.	2,624	31,567
CVB Financial Corp.	18,441	138,492
Cypress Sharpridge Investments Inc.	5,131	68,499
Danvers Bancorp Inc.	3,948	60,523
DCT Industrial Trust Inc.	43,375	207,766
Delphi Financial Group Inc. Class A	9,767	244,077
Diamond Hill Investment Group	487	35,551
DiamondRock Hospitality Co. (a)	31,717	300,994
Dime Community Bancshares	5,472	75,787
Dollar Financial Corp. (a)	4,983	103,995
Donegal Group Inc.	2,254	29,460
Doral Financial Corp. (a)	3,670	6,092
Duff & Phelps Corp. Class A	5,568	75,001
DuPont Fabros Technology Inc.	8,413	211,587
Dynex Capital Inc.	2,749	29,634
Eagle Bancorp Inc. (a)	3,389	38,906
EastGroup Properties Inc.	5,530	206,711
Education Realty Trust Inc.	11,634	83,183
eHealth Inc. (a)	4,784	61,809
EMC Insurance Group Inc.	1,078	22,983
Employers Holdings Inc.	7,377	116,335
Encore Bancshares Inc. (a)	1,599	11,497

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Encore Capital Group Inc. (a)	2,844	$51,249
Enstar Group Ltd. (a)	1,430	103,818
Enterprise Financial Services Corp.	3,002	27,919
Entertainment Properties Trust	9,524	411,246
Epoch Holding Corp.	2,548	32,818
Equity Lifestyle Properties Inc.	5,375	292,830
Equity One Inc.	7,523	126,988
ESB Financial Corp.	1,987	27,659
ESSA Bancorp Inc.	2,882	34,123
Evercore Partners Inc. Class A	3,209	91,809
Excel Trust Inc.	3,040	34,261
Extra Space Storage Inc.	18,003	288,768
EZCORP Inc. Class A (a)	9,607	192,524
FBL Financial Group Inc.	2,676	69,522
FBR Capital Markets Corp. (a)	10,679	33,532
Federal Agricultural Mortgage Corp. Class C	1,948	21,077
FelCor Lodging Trust Inc. (a)	19,960	91,816
Financial Engines Inc. (a)	2,618	34,767
Financial Institutions Inc.	2,140	37,792
First American Financial Corp.	21,357	319,074
First Bancorp (North Carolina)	3,147	42,862
First BanCorp (Puerto Rico) (a)	19,017	5,325
First Bancorp Inc.	1,896	26,222
First Busey Corp.	10,641	48,417
First Cash Financial Services Inc. (a)	6,177	171,412
First Commonwealth Financial Corp.	17,795	96,983
First Community Bancshares Inc.	3,193	41,190
First Financial Bancorp	11,971	199,676
First Financial Bankshares Inc.	4,284	201,305
First Financial Corp. Indiana	2,323	68,528
First Financial Holdings Inc.	3,532	39,346
First Industrial Realty Trust Inc. (a)	12,927	65,540
First Interstate BancSystem Inc.	2,519	33,906
First Marblehead Corp., The (a)	11,872	27,780
First Merchants Corp.	5,189	39,592
First Mercury Financial Corp.	2,786	28,083
First Midwest Bancorp Inc.	15,096	174,057
First of Long Island Corp., The	1,264	31,575
First Potomac Realty Trust	7,761	116,415
First South Bancorp Inc.	1,527	15,148
FirstMerit Corp.	22,025	403,498
Flagstar Bancorp Inc. (a)	9,511	17,310
Flagstone Reinsurance Holdings SA.	10,675	113,262
Flushing Financial Corp.	6,370	73,637
FNB Corp. (PA)	23,496	201,126
Forestar Group Inc. (a)	7,611	129,768
Fox Chase Bancorp (a)	1,311	12,402
FPIC Insurance Group Inc. (a)	2,049	71,899
Franklin Street Properties Corp.	14,155	175,805
GAMCO Investors Inc.	1,446	55,714
German American Bancorp Inc.	2,418	41,493
Gerova Financial Group Ltd. (a)	1,331	7,187
Getty Realty Corp.	4,387	117,703
GFI Group Inc.	13,572	62,974
Glacier Bancorp Inc.	14,898	217,511

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Gladstone Commercial Corp.	1,886	$32,364
Gleacher & Co Inc. (a)	15,815	25,462
Glimcher Realty Trust	14,107	86,758
Global Indemnity PLC (a)	2,965	47,588
Government Properties Income Trust	5,663	151,202
Great Southern Bancorp Inc.	2,100	45,717
Greene Bancshares Inc. (a)	2,393	16,248
Greenlight Capital Re Ltd. Class A (a)	5,752	143,915
Hallmark Financial Services Inc. (a)	2,337	20,426
Hancock Holding Co.	5,991	180,149
Hanmi Financial Corp. (a)	21,083	26,986
Harleysville Group Inc.	2,408	78,958
Hatteras Financial Corp.	9,436	268,643
Healthcare Realty Trust Inc.	12,793	299,228
Heartland Financial USA Inc.	2,573	39,598
Heritage Financial Corp. (a)	1,984	27,776
Heritage Financial Group	462	3,890
Hersha Hospitality Trust	22,886	118,549
HFF Inc. Class A (a)	3,851	35,737
Highwoods Properties Inc.	14,806	480,751
Hilltop Holdings Inc. (a)	8,327	79,773
Home Bancorp Inc. (a)	1,648	22,050
Home Bancshares Inc.	4,498	91,399
Home Federal Bancorp Inc.	3,394	41,305
Home Properties Inc.	7,677	406,113
Horace Mann Educators Corp.	8,135	144,640
Hudson Pacific Properties Inc.	3,013	49,323
Hudson Valley Holding Corp.	2,429	47,414
IBERIABANK Corp.	5,486	274,190
Independent Bank Corp. (MA)	4,339	97,714
Infinity Property & Casualty Corp.	2,738	133,532
Inland Real Estate Corp.	15,206	126,362
International Assets Holding Corp. (a)	2,585	46,788
International Bancshares Corp.	10,836	183,020
Invesco Mortgage Capital	5,246	112,894
Investment Technology Group Inc. (a)	8,942	127,155
Investors Bancorp Inc. (a)	9,860	116,742
Investors Real Estate Trust	15,390	128,968
iStar Financial Inc. (a)	19,124	58,519
JMP Group Inc.	2,779	16,952
Kansas City Life Insurance Co.	925	28,851
KBW Inc.	7,281	186,394
Kearny Financial Corp.	3,335	29,448
Kennedy-Wilson Holdings Inc. (a)	4,225	44,785
K-Fed Bancorp	573	4,521
Kilroy Realty Corp.	11,169	370,141
Kite Realty Group Trust	11,038	49,010
Knight Capital Group Inc. Class A (a)	19,460	241,109
LaBranche & Co. Inc. (a)	7,896	30,794
Ladenburg Thalmann Financial Services Inc. (a)	18,428	18,797
Lakeland Bancorp Inc.	4,009	33,796
Lakeland Financial Corp.	3,414	63,705
LaSalle Hotel Properties	14,287	334,173
Lexington Realty Trust	20,250	144,990
Life Partners Holdings Inc.	1,405	26,737

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
LTC Properties Inc.	4,878	$124,487
Maiden Holdings Ltd.	10,514	80,012
MainSource Financial Group Inc.	4,067	31,072
MarketAxess Holdings Inc.	5,764	97,873
Marlin Business Services Corp. (a)	1,721	20,652
MB Financial Inc.	10,910	176,960
Meadowbrook Insurance Group Inc.	11,278	101,164
Medical Properties Trust Inc.	22,846	231,659
Merchants Bancshares Inc.	893	22,271
Meridian Interstate Bancorp Inc. (a)	1,963	20,690
Metro Bancorp Inc. (a)	2,736	28,427
MF Global Holdings Ltd. (a)	21,581	155,383
MFA Financial Inc.	57,838	441,304
MGIC Investment Corp. (a)	41,538	383,396
Mid-America Apartment
Communities Inc.	6,740	392,808
MidSouth Bancorp Inc.	1,497	21,183
MidWestOne Financial Group Inc.	1,386	20,319
Mission West Properties Inc.	3,949	26,775
Monmouth Real Estate Investment Corp. Class A	5,395	42,189
Montpelier Re Holdings Ltd.	14,508	251,278
MPG Office Trust Inc. (a)	9,696	24,240
Nara Bancorp Inc. (a)	7,751	54,722
NASB Financial Inc.	797	13,190
National Bankshares Inc.	1,469	37,900
National Financial Partners Corp. (a)	8,734	110,660
National Health Investors Inc.	5,057	222,811
National Interstate Corp.	1,344	29,259
National Penn Bancshares Inc.	26,114	163,212
National Retail Properties Inc.	17,133	430,210
National Western Life Insurance Co.	448	63,025
Navigators Group Inc., The (a)	2,449	109,299
NBT Bancorp Inc.	7,002	154,534
Nelnet Inc. Class A	5,408	123,735
NewAlliance Bancshares Inc.	21,942	276,908
Newcastle Investment Corp. (a)	12,578	38,992
NewStar Financial Inc. (a)	5,660	41,941
Northfield Bancorp Inc.	3,846	41,614
NorthStar Realty Finance Corp.	15,328	57,327
Northwest Bancshares Inc.	22,753	254,606
NYMAGIC Inc.	1,087	27,903
OceanFirst Financial Corp.	2,940	36,074
Ocwen Financial Corp. (a)	15,230	154,432
Old National Bancorp	17,898	187,929
Omega Healthcare Investors Inc.	19,122	429,289
OmniAmerican Bancorp Inc. (a)	2,571	28,975
One Liberty Properties Inc.	1,699	27,031
Oppenheimer Holdings Inc. Class A	2,102	58,751
optionsXpress Holdings Inc. (a)	8,825	135,552
Oriental Financial Group Inc.	9,799	130,327
Oritani Financial Corp.	11,388	113,652
Orrstown Financial Services Inc.	1,356	31,405
Pacific Continental Corp.	3,584	32,435
PacWest Bancorp	6,297	120,021
Park National Corp.	2,563	164,135
Parkway Properties Inc.	4,404	65,179

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Peapack-Gladstone Financial Corp.	1,909	$22,488
Pebblebrook Hotel Trust (a)	7,041	126,808
Penns Woods Bancorp Inc.	855	28,258
Pennsylvania Real Estate Investment Trust	11,348	134,587
Pennymac Mortgage Investment Trust	3,411	61,023
Penson Worldwide Inc. (a)	3,880	19,284
Peoples Bancorp Inc.	2,164	26,769
PHH Corp. (a)	11,416	240,421
Phoenix Companies Inc., The (a)	23,005	48,310
PICO Holdings Inc. (a)	4,720	140,939
Pinnacle Financial Partners Inc. (a)	6,814	62,621
Piper Jaffray Companies Inc. (a)	3,363	97,964
Platinum Underwriters Holdings Ltd.	8,452	367,831
PMA Capital Corp. (a)	6,791	51,204
PMI Group Inc., The (a)	29,724	109,087
Porter Bancorp Inc.	730	7,329
Portfolio Recovery Associates Inc. (a)	3,524	227,827
Post Properties Inc.	9,987	278,837
Potlatch Corp.	8,214	279,276
Presidential Life Corp.	4,462	43,728
Primerica Inc.	4,931	100,297
Primus Guaranty Ltd. (a)	3,613	16,475
PrivateBancorp Inc.	10,779	122,773
ProAssurance Corp. (a)	6,553	377,387
Prosperity Bancshares Inc.	9,478	307,751
Provident Financial Services Inc.	12,425	153,573
Provident New York Bancorp	7,942	66,633
PS Business Parks Inc.	3,816	215,871
Pzena Investment Management Inc. Class A	1,485	10,202
Radian Group Inc.	27,506	215,097
RAIT Financial Trust (a)	16,095	26,557
Ramco-Gershenson Properties Trust	7,757	83,077
Redwood Trust Inc.	16,109	232,936
Renasant Corp.	4,412	67,107
Republic Bancorp Inc. (Kentucky)	2,036	43,021
Resource Capital Corp.	8,953	56,852
Retail Opportunity Investments Corp.	8,551	81,833
RLI Corp.	3,736	211,532
Rockville Financial Inc.	1,779	20,441
Rodman & Renshaw Capital Group Inc. (a)	3,097	6,659
Roma Financial Corp.	1,613	16,985
S&T Bancorp Inc.	5,069	88,302
Safeguard Scientifics Inc. (a)	4,401	55,145
Safety Insurance Group Inc.	2,653	111,479
Sanders Morris Harris Group Inc.	4,259	24,106
Sandy Spring Bancorp Inc.	5,008	77,624
Saul Centers Inc.	1,289	54,074
SCBT Financial Corp.	2,612	81,468
SeaBright Holdings Inc.	4,651	37,487
Selective Insurance Group Inc.	10,878	177,203
Sierra Bancorp	1,909	23,576
Signature Bank (a)	8,367	324,974
Simmons First National Corp.	3,615	102,196

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Southside Bancshares Inc.	3,223	$60,882
Southwest Bancorp Inc.	4,116	53,385
Sovran Self Storage Inc.	5,737	217,432
Starwood Property Trust Inc.	9,767	194,070
State Auto Financial Corp.	2,850	43,348
State Bancorp Inc.	3,363	30,200
StellarOne Corp.	4,861	61,832
Sterling Bancorp NY	5,318	46,213
Sterling Bancshares Inc. TX	19,081	102,465
Stewart Information Services Corp.	3,746	42,405
Stifel Financial Corp. (a)	7,049	326,298
Strategic Hotels & Resorts Inc. (a)	29,164	123,655
Student Loan Corp., The	802	23,819
Suffolk Bancorp	1,923	48,690
Sun Communities Inc.	3,889	119,392
Sunstone Hotel Investors Inc. (a)	20,237	183,550
Susquehanna Bancshares Inc.	26,732	225,618
SVB Financial Group (a)	8,536	361,244
SWS Group Inc.	5,828	41,787
SY Bancorp Inc.	2,414	59,915
Tanger Factory Outlet Centers Inc.	8,325	392,440
Taylor Capital Group Inc. (a)	1,930	22,137
Tejon Ranch Co. (a)	2,674	57,946
Terreno Realty Corp. (a)	1,890	34,436
Territorial Bancorp Inc.	2,626	44,196
Teton Advisors Inc. Class B (a) (b)	25	177
Texas Capital Bancshares Inc. (a)	7,411	127,988
Thomas Properties Group Inc. (a)	7,099	25,343
Tompkins Financial Corp.	1,682	66,708
Tower Bancorp Inc.	1,130	22,905
Tower Group Inc.	8,328	194,459
TowneBank	4,800	71,808
TradeStation Group Inc. (a)	8,329	54,805
Trico Bancshares	2,842	43,682
Trustco Bank Corp. NY	15,504	86,202
Trustmark Corp.	13,080	284,359
Two Harbors Investment Corp.	5,302	47,824
UMB Financial Corp.	6,368	226,128
UMH Properties Inc.	2,068	22,210
Umpqua Holdings Corp.	23,515	266,660
Union First Market Bankshares Corp.	3,833	50,059
United Bankshares Inc.	7,972	198,423
United Community Banks Inc. (a)	19,268	43,160
United Financial Bancorp Inc.	3,402	45,961
United Fire & Casualty Co.	4,670	99,051
Universal Health Realty Income Trust	2,311	79,522
Universal Insurance Holdings Inc.	3,417	15,342
Univest Corp. of Pennsylvania	3,384	59,085
Urstadt Biddle Properties Inc.	3,960	71,597
U-Store-It Trust	19,248	160,721
ViewPoint Financial Group	2,749	25,428
Virginia Commerce Bancorp (a)	4,044	19,654
Virtus Investment Partners Inc. (a)	1,146	34,678
Walter Investment Management Corp.	5,260	91,997
Washington Banking Co.	2,986	41,386

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Washington Real Estate
Investment Trust	12,491	$396,339
Washington Trust Bancorp Inc.	2,964	56,672
Waterstone Financial Inc. (a)	1,525	6,085
Webster Financial Corp.	13,500	237,060
WesBanco Inc.	4,733	77,337
West Bancorporation (a)	3,350	21,105
West Coast Bancorp (a)	19,096	43,539
Westamerica Bancorporation	5,963	324,924
Western Alliance Bancorp (a)	12,038	80,655
Westfield Financial Inc.	6,023	46,979
Westwood Holdings Group Inc.	1,182	39,987
Whitney Holding Corp.	19,810	161,848
Wilshire Bancorp Inc.	4,217	27,579
Winthrop Realty Trust	3,640	44,990
Wintrust Financial Corp.	6,385	206,938
World Acceptance Corp. (a)	3,365	148,598
WSFS Financial Corp.	1,066	39,986

		41,748,268

Health Care (12.69%)
Abaxis Inc. (a)	4,583	105,867
Abiomed Inc. (a)	6,649	70,546
Accelrys Inc. (a)	11,659	81,147
Accretive Health Inc. (a)	2,350	25,450
Accuray Inc. (a)	10,443	64,955
Acorda Therapeutics Inc. (a)	7,957	262,740
Acura Pharmaceuticals Inc. (a)	1,778	4,427
Affymax Inc. (a)	4,150	24,692
Affymetrix Inc. (a)	14,765	67,328
AGA Medical Holdings Inc. (a)	2,636	36,799
Air Methods Corp. (a)	2,354	97,879
Akorn Inc. (a)	11,685	47,207
Albany Molecular Research Inc. (a)	5,087	32,455
Alexza Pharmaceuticals Inc. (a)	7,788	24,688
Align Technology Inc. (a)	12,165	238,191
Alimera Sciences Inc. (a)	1,290	12,345
Alkermes Inc. (a)	19,623	287,477
Alliance HealthCare Services Inc. (a)	5,809	26,605
Allied Healthcare International Inc. (a)	9,689	24,222
Allos Therapeutics Inc. (a)	16,098	75,983
Almost Family Inc. (a)	1,668	49,423
Alnylam Pharmaceuticals Inc. (a)	7,566	92,910
Alphatec Holdings Inc. (a)	10,345	22,035
AMAG Pharmaceuticals Inc. (a)	4,322	74,382
Amedisys Inc. (a)	5,869	139,682
America Service Group Inc.	1,934	28,778
American Dental Partners Inc. (a)	3,191	38,483
American Medical Systems Holdings Inc. (a)	15,499	303,470
AMERIGROUP Corp. (a)	10,620	451,031
AMN Healthcare Services Inc. (a)	6,676	34,315
Amsurg Corp. (a)	6,292	109,984
Analogic Corp.	2,665	119,605
Angiodynamics Inc. (a)	5,229	79,690
Antares Pharma Inc. (a)	14,185	20,568

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anthera Pharmaceuticals Inc. (a)	1,089	$4,563
Aoxing Pharmaceutical Co. Inc. (a)	4,813	14,728
Ardea Biosciences Inc. (a)	2,831	65,113
Arena Pharmaceuticals Inc. (a)	23,084	36,242
Ariad Pharmaceuticals Inc. (a)	22,619	86,405
ArQule Inc. (a)	8,760	45,114
Array Biopharma Inc. (a)	10,688	34,522
ArthroCare Corp. (a)	5,534	150,414
AspenBio Pharma Inc. (a)	6,846	3,491
Assisted Living Concepts Inc.
Class A (a)	2,011	61,215
athenahealth Inc. (a)	6,861	226,550
Atrion Corp.	329	51,821
Auxilium Pharmaceuticals Inc. (a)	8,670	214,843
AVANIR Pharmaceuticals Inc.
Class A (a)	14,629	46,667
Aveo Pharmaceuticals Inc. (a)	1,830	20,386
AVI BioPharma Inc. (a)	22,391	41,199
BioCryst Pharmaceuticals Inc. (a)	5,847	28,884
Biodel Inc. (a)	3,332	17,660
BioMimetic Therapeutics Inc. (a)	3,701	42,191
Bio-Reference Laboratories Inc. (a)	4,909	102,402
BioSante Pharmaceuticals Inc. (a)	12,808	21,517
BioScrip Inc. (a)	8,114	41,868
BioSpecifics Technologies Corp. (a)	851	22,909
BioTime Inc. (a)	4,296	20,406
BMP Sunstone Corp. (a)	5,911	44,924
Bruker Corp. (a)	14,915	209,257
Cadence Pharmaceuticals Inc. (a)	5,030	42,000
Caliper Life Sciences Inc. (a)	9,105	36,329
Cambrex Corp. (a)	6,570	27,922
Cantel Medical Corp.	2,732	44,258
Capital Senior Living Corp. (a)	5,450	29,048
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	11,879
CardioNet Inc. (a)	5,268	23,759
Catalyst Health Solutions Inc. (a)	7,803	274,744
Celera Corp. (a)	17,154	115,618
Celldex Therapeutics Inc. (a)	6,426	25,704
Centene Corp. (a)	10,105	238,377
Cepheid Inc. (a)	12,218	228,599
Cerus Corp. (a)	7,831	30,071
Chelsea Therapeutics International Ltd. (a)	6,299	32,251
Chemed Corp.	4,650	264,910
Chindex International Inc. (a)	2,774	41,915
Clarient Inc. (a)	11,138	37,646
Clinical Data Inc. (a)	2,289	38,615
Codexis Inc. (a)	1,199	11,510
Computer Programs & Systems Inc.	2,003	85,268
Conceptus Inc. (a)	6,413	88,179
Conmed Corp. (a)	5,906	132,353
Continucare Corp. (a)	6,259	26,288
Corcept Therapeutics Inc. (a)	5,041	19,609
Cornerstone Therapeutics Inc. (a)	1,538	10,858
Corvel Corp. (a)	1,434	60,873

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cross Country Healthcare Inc. (a)	6,615	$47,562
CryoLife Inc. (a)	6,105	37,057
Cubist Pharmaceuticals Inc. (a)	12,019	281,124
Cumberland Pharmaceuticals Inc. (a)	2,460	14,293
Curis Inc. (a)	14,968	20,506
Cutera Inc. (a)	2,983	24,162
Cyberonics Inc. (a)	5,803	154,824
Cynosure Inc. Class A (a)	2,094	21,380
Cypress Bioscience Inc. (a)	8,706	33,518
Cytokinetics Inc. (a)	9,338	24,652
Cytori Therapeutics Inc. (a)	8,293	40,553
CytRx Corp. (a)	21,779	16,332
Delcath Systems Inc. (a)	7,603	54,894
DepoMed Inc. (a)	10,518	47,121
Dexcom Inc. (a)	11,646	153,960
Dionex Corp. (a)	3,628	313,605
Durect Corp. (a)	18,266	46,396
Dyax Corp. (a)	19,884	47,125
Dynavax Technologies Corp. (a)	14,448	26,440
DynaVox Inc. Class A (a)	1,898	15,412
Emergent Biosolutions Inc. (a)	3,863	66,675
Emeritus Corp. (a)	4,229	72,147
Endologix Inc. (a)	10,260	46,786
Ensign Group Inc., The	2,913	52,288
Enzo Biochem Inc. (a)	7,253	27,561
Enzon Pharmaceuticals Inc. (a)	10,290	115,762
eResearch Technology Inc. (a)	9,979	74,643
Eurand NV (a)	3,710	36,506
Exact Sciences Corp. (a)	7,192	52,070
Exactech Inc. (a)	1,596	26,047
Exelixis Inc. (a)	22,210	87,063
Five Star Quality Care Inc. (a)	6,311	31,871
Furiex Pharmaceuticals Inc. (a)	1,759	19,842
Genomic Health Inc. (a)	2,995	40,013
Genoptix Inc. (a)	3,618	51,376
Gentiva Health Services Inc. (a)	5,764	125,943
Geron Corp. (a)	20,126	111,297
Greatbatch Inc. (a)	4,759	110,362
Haemonetics Corp. (a)	5,211	305,000
Halozyme Therapeutics Inc. (a)	14,655	112,990
Hanger Orthopedic Group Inc. (a)	5,336	77,585
Hansen Medical Inc. (a)	8,491	12,142
Health Grades Inc. (a)	4,931	40,385
Healthsouth Corp. (a)	19,170	368,064
Healthspring Inc. (a)	11,900	307,496
Healthways Inc. (a)	7,130	82,993
HeartWare International Inc. (a)	1,918	131,882
Hi-Tech Pharmacal Co. Inc. (a)	2,022	40,925
HMS Holdings Corp. (a)	5,582	329,003
ICU Medical Inc. (a)	2,439	90,950
Idenix Pharmaceuticals Inc. (a)	7,233	22,422
Immucor Inc. (a)	14,495	287,436
ImmunoGen Inc. (a)	14,160	88,783
Immunomedics Inc. (a)	12,906	41,557
Impax Laboratories Inc. (a)	12,867	254,767
Incyte Corp. (a)	18,064	288,843

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Infinity Pharmaceuticals Inc. (a)	3,155	$17,384
Inhibitex Inc. (a)	9,926	17,867
Inovio Pharmaceuticals Inc. (a)	15,984	19,980
Inspire Pharmaceuticals Inc. (a)	12,138	72,221
Insulet Corp. (a)	7,777	109,967
Integra LifeSciences Holdings Corp. (a)	4,316	170,309
InterMune Inc. (a)	9,490	129,254
Invacare Corp.	5,963	158,079
IPC The Hospitalist Co. (a)	3,267	89,254
IRIS International Inc. (a)	3,443	33,053
Ironwood Pharmaceuticals Inc. (a)	3,817	38,857
Isis Pharmaceuticals Inc. (a)	19,595	164,598
Jazz Pharmaceuticals Inc. (a)	3,001	32,201
Kendle International Inc. (a)	2,915	27,168
Kensey Nash Corp. (a)	1,624	46,917
Keryx Biopharmaceuticals Inc. (a)	10,362	49,841
Kindred Healthcare Inc. (a)	7,979	103,887
Landauer Inc.	1,951	122,191
Lannett Company Inc. (a)	2,393	10,960
LCA-Vision Inc. (a)	3,890	21,667
Lexicon Pharmaceuticals Inc. (a)	40,275	64,440
LHC Group Inc. (a)	3,199	74,185
Ligand Pharmaceuticals Inc. Class B (a)	23,815	37,628
Luminex Corp. (a)	7,840	125,440
Magellan Health Services Inc. (a)	6,750	318,870
MAKO Surgical Corp. (a)	5,215	49,961
MannKind Corp. (a)	12,601	85,184
MAP Pharmaceuticals Inc. (a)	2,797	42,794
Martek Biosciences Corp. (a)	6,837	154,721
Masimo Corp.	10,605	289,623
Maxygen Inc. (a)	6,297	36,460
MedAssets Inc. (a)	8,840	185,994
Medcath Corp. (a)	4,154	41,831
Medical Action Industries Inc. (a)	3,037	27,485
Medicines Co., The (a)	10,917	155,021
Medicis Pharmaceutical Corp. Class A	12,451	369,172
Medidata Solutions Inc. (a)	3,836	73,651
Medivation Inc. (a)	6,942	90,246
MedQuist Inc. (a)	2,306	20,201
MELA Sciences Inc. (a)	4,677	30,494
Merge Healthcare Inc. (a)	10,419	30,215
Meridian Bioscience Inc.	8,361	182,939
Merit Medical Systems Inc. (a)	5,856	93,052
Metabolix Inc. (a)	5,468	68,787
Metropolitan Health Networks Inc. (a)	8,066	30,651
Micromet Inc. (a)	16,564	111,310
Molina Healthcare Inc. (a)	2,684	72,442
Momenta Pharmaceuticals Inc. (a)	8,249	124,147
MWI Veterinary Supply Inc. (a)	2,516	145,224
Nabi Biopharmaceuticals (a)	8,846	42,461
Nanosphere Inc. (a)	3,396	17,082
National Healthcare Corp.	1,832	67,912
National Research Corp.	371	9,676
Natus Medical Inc. (a)	5,831	84,958
Nektar Therapeutics (a)	19,326	285,445

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Neogen Corp. (a)	4,624	$156,522
NeoStem Inc. (a)	5,004	10,158
Neuralstem Inc. (a)	8,527	21,488
Neurocrine Biosciences Inc. (a)	9,996	60,576
NeurogesX Inc. (a)	2,452	16,943
Novavax Inc. (a)	17,166	37,594
NPS Pharmaceuticals Inc. (a)	11,820	80,849
NuVasive Inc. (a)	8,009	281,436
NxStage Medical Inc. (a)	5,075	96,932
Nymox Pharmaceutical Corp. (a)	3,641	12,998
Obagi Medical Products Inc. (a)	3,681	38,650
Omeros Corp. (a)	3,773	27,505
Omnicell Inc. (a)	6,651	86,995
Onyx Pharmaceuticals Inc. (a)	12,876	339,669
Opko Health Inc. (a)	17,978	40,271
Optimer Pharmaceuticals Inc. (a)	6,803	62,384
OraSure Technologies Inc. (a)	9,720	39,366
Orexigen Therapeutics Inc. (a)	6,208	36,813
Orthofix International NV (a)	3,610	113,426
Orthovita Inc. (a)	14,487	32,885
Osiris Therapeutics Inc. (a)	3,677	26,769
Owens & Minor Inc.	12,976	369,297
Pain Therapeutics Inc. (a)	6,961	43,019
Palomar Medical Technologies Inc. (a)	3,767	38,913
Par Pharmaceutical Companies Inc. (a)	7,200	209,376
Parexel International Corp. (a)	12,106	280,012
PDI Inc. (a)	1,763	15,409
PDL BioPharma Inc.	24,965	131,316
Peregrine Pharmaceuticals Inc. (a)	10,383	15,055
Pharmacyclics Inc. (a)	7,737	62,360
Pharmasset Inc. (a)	6,019	177,560
PharMerica Corp. (a)	6,357	60,582
Pozen Inc. (a)	5,665	40,108
Progenics Pharmaceuticals Inc. (a)	5,845	29,517
Prospect Medical Holdings Inc. (a)	1,891	16,074
Providence Service Corp. (a)	2,625	43,024
PSS World Medical Inc. (a)	11,866	253,695
Psychiatric Solutions Inc. (a)	11,695	392,367
PURE Bioscience (a)	6,973	16,108
Quality Systems Inc.	3,921	260,002
Questcor Pharmaceuticals Inc. (a)	11,521	114,288
Quidel Corp. (a)	4,610	50,664
RehabCare Group Inc. (a)	5,092	102,960
Res-Care Inc. (a)	5,138	68,181
Rigel Pharmaceuticals Inc. (a)	10,621	89,323
Rochester Medical Corp. (a)	2,342	25,551
RTI Biologics Inc. (a)	11,797	31,026
Rural/Metro Corp. (a)	3,860	32,849
Salix Pharmaceuticals Ltd. (a)	11,723	465,638
Sangamo BioSciences Inc. (a)	9,556	32,778
Santarus Inc. (a)	10,670	32,118
Savient Pharmaceuticals Inc. (a)	13,749	314,440
SciClone Pharmaceuticals Inc. (a)	7,045	18,599
Seattle Genetics Inc. (a)	17,171	266,666
Select Medical Holdings Corp. (a)	10,270	79,079
Sequenom Inc. (a)	12,707	89,076

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
SIGA Technologies Inc. (a)	6,358	$53,789
Sirona Dental Systems Inc. (a)	6,879	247,919
Skilled Healthcare Group Inc.
Class A (a)	4,000	15,720
Solta Medical Inc. (a)	11,987	23,974
Somaxon Pharmaceuticals Inc. (a)	5,710	22,212
SonoSite Inc. (a)	3,077	103,110
Spectranetics Corp. (a)	7,119	38,585
Spectrum Pharmaceuticals Inc. (a)	10,048	41,900
STAAR Surgical Co. (a)	7,077	38,287
StemCells Inc. (a)	24,083	19,989
Stereotaxis Inc. (a)	6,177	25,573
STERIS Corp.	12,188	404,885
Sucampo Pharmaceuticals Inc. Class A (a)	1,995	7,481
Sun Healthcare Group Inc. (a)	15,362	130,116
Sunrise Senior Living Inc. (a)	11,327	38,852
SuperGen Inc. (a)	12,021	25,124
SurModics Inc. (a)	3,551	42,328
Symmetry Medical Inc. (a)	7,589	73,158
Syneron Medical Ltd. (a)	7,274	72,158
Synovis Life Technologies Inc. (a)	2,291	34,250
Synta Pharmaceuticals Corp. (a)	4,417	17,624
Targacept Inc. (a)	4,883	109,086
Team Health Holdings Inc. (a)	3,013	38,898
Theravance Inc. (a)	12,943	260,154
TomoTherapy Inc. (a)	9,748	34,313
Transcend Services Inc. (a)	1,835	27,984
Transcept Pharmaceuticals Inc. (a)	1,041	7,256
Triple-S Management Corp. Class B (a)	4,167	70,214
U.S. Physical Therapy Inc. (a)	2,145	35,864
Unilife Corp. (a)	9,875	59,546
Universal American Financial Corp.	6,550	96,612
Vanda Pharmaceuticals Inc. (a)	5,657	37,789
Vascular Solutions Inc. (a)	3,402	39,055
Vical Inc. (a)	11,398	25,418
ViroPharma Inc. (a)	16,030	239,007
Vital Images Inc. (a)	3,050	40,352
VIVUS Inc. (a)	16,830	112,593
Volcano Corp. (a)	10,328	268,321
WellCare Health Plans Inc. (a)	8,755	253,545
West Pharmaceutical Services Inc.	6,835	234,509
Wright Medical Group Inc. (a)	8,095	116,649
Xenoport Inc. (a)	5,853	41,615
Young Innovations Inc.	1,235	35,333
Zalicus Inc. (a)	13,173	17,125
ZIOPHARM Oncology Inc. (a)	9,900	37,125
Zoll Medical Corp. (a)	4,443	143,376
ZymoGenetics Inc. (a)	10,800	105,300

		27,188,313

Industrials (14.97%)
3D Systems Corp. (a)	3,684	57,876
A123 Systems Inc. (a)	14,895	133,608
Aaon Inc.	2,522	59,317

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
AAR Corp. (a)	8,005	$149,373
ABM Industries Inc.	10,564	228,077
Acacia Research - Acacia Technologies (a)	7,022	123,587
ACCO Brands Corp. (a)	11,474	65,976
Aceto Corp.	5,355	36,360
Actuant Corp. Class A	13,854	318,088
Acuity Brands Inc.	8,914	394,355
Administaff Inc.	4,459	120,081
Advanced Battery Technologies Inc. (a)	11,991	43,048
Advisory Board Co., The (a)	3,221	142,207
Aerovironment Inc. (a)	3,382	75,250
Air Transport Services Group Inc. (a)	11,185	68,117
Aircastle Ltd.	10,387	88,082
Airtran Holdings Inc. (a)	27,928	205,271
Alamo Group Inc.	1,355	30,257
Alaska Air Group Inc. (a)	7,307	372,876
Albany International Corp. Class A	5,505	104,155
Allegiant Travel Co.	3,176	134,408
Altra Holdings Inc. (a)	5,667	83,475
AMERCO (a)	1,737	138,057
American Commercial Lines Inc. (a)	1,771	49,375
American Railcar Industries Inc. (a)	2,027	31,783
American Reprographics Co. (a)	7,691	60,374
American Science & Engineering Inc.	1,881	138,536
American Superconductor Corp. (a)	9,232	287,115
American Woodmark Corp.	1,963	34,804
Ameron International Corp.	1,868	126,949
Ampco-Pittsburgh Corp.	1,816	45,073
AO Smith Corp.	4,915	284,529
APAC Customer Services Inc. (a)	6,448	36,496
Apogee Enterprises Inc.	5,724	52,375
Applied Energetics Inc. (a)	15,508	17,369
Applied Industrial Technologies Inc.	8,633	264,170
Applied Signal Technology Inc.	2,708	67,375
Argan Inc. (a)	1,741	16,278
Arkansas Best Corp.	5,113	123,888
ArvinMeritor Inc. (a)	19,510	303,185
Astec Industries Inc. (a)	4,012	114,462
Astronics Corp. (a)	1,984	34,621
ATC Technology Corp. (a)	4,097	101,360
Atlas Air Worldwide Holdings Inc. (a)	5,308	266,992
Avis Budget Group Inc. (a)	21,331	248,506
AZZ Inc.	2,544	108,985
Badger Meter Inc.	3,064	124,031
Baldor Electric Co.	9,591	387,476
Baltic Trading Ltd.	3,316	36,509
Barnes Group Inc.	10,009	176,058
Barrett Business Services Inc.	1,437	21,828
Beacon Roofing Supply Inc. (a)	9,390	136,812
Belden Inc.	9,607	253,432
Blount International Inc. (a)	9,797	124,716
BlueLinx Holdings Inc. (a)	2,061	8,223
Bowne & Co. Inc.	8,208	92,997
Brady Corp.	9,820	286,449
Briggs & Stratton Corp.	10,190	193,712

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Brink’s Co., The	9,690	$222,870
Broadwind Energy Inc. (a)	18,812	35,178
Builders FirstSource Inc. (a)	9,126	20,807
CAI International Inc. (a)	2,006	30,431
Capstone Turbine Corp. (a)	48,972	37,811
Cascade Corp.	1,922	61,120
Casella Waste Systems Inc. Class A (a)	4,988	20,950
CBIZ Inc. (a)	8,991	53,317
CDI Corp.	2,546	32,894
Celadon Group Inc. (a)	4,242	58,582
Cenveo Inc. (a)	11,237	56,522
Ceradyne Inc. (a)	5,232	122,167
Chart Industries Inc. (a)	5,947	121,081
CIRCOR International Inc.	3,517	111,137
Clarcor Inc.	10,120	390,936
Clean Harbors Inc. (a)	4,743	321,338
Coleman Cable Inc. (a)	1,533	9,183
Colfax Corp. (a)	4,912	73,041
Columbus McKinnon Corp. (a)	4,008	66,493
Comfort Systems USA Inc.	7,997	85,808
Commercial Vehicle Group Inc. (a)	4,992	50,819
CompX International Inc.	192	2,540
Consolidated Graphics Inc. (a)	1,876	77,760
Corporate Executive Board Co., The	7,090	223,760
CoStar Group Inc. (a)	4,253	207,164
Courier Corp.	2,257	32,095
CRA International Inc. (a)	2,373	42,833
Cubic Corp.	3,292	134,314
Curtiss-Wright Corp.	9,183	278,245
Deluxe Corp.	10,474	200,368
DigitalGlobe Inc. (a)	5,659	172,034
Dolan Co., The (a)	6,193	70,414
Dollar Thrifty Automotive Group Inc. (a)	5,945	298,082
Douglas Dynamics Inc.	2,319	28,640
Ducommun Inc.	2,045	44,540
DXP Enterprises Inc. (a)	1,662	31,545
Dycom Industries Inc. (a)	7,948	79,401
Dynamex Inc. (a)	2,021	30,820
Dynamic Materials Corp.	2,766	41,794
Eagle Bulk Shipping Inc. (a)	12,668	66,127
EMCOR Group Inc. (a)	13,527	332,629
Encore Wire Corp.	3,775	77,425
Ener1 Inc. (a)	12,395	45,614
Energy Recovery Inc. (a)	8,299	29,793
EnergySolutions Inc.	18,119	91,139
EnerNOC Inc. (a)	4,038	126,834
EnerSys (a)	9,844	245,805
Ennis Inc.	5,395	96,517
EnPro Industries Inc. (a)	4,215	131,845
ESCO Technologies Inc.	5,425	180,436
Esterline Technologies Corp. (a)	6,079	347,901
Excel Maritime Carriers Ltd. (a)	8,087	45,449
Exponent Inc. (a)	2,840	95,396
Federal Signal Corp.	12,491	67,326
Flow International Corp. (a)	9,426	24,790

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Force Protection Inc. (a)	14,452	$72,838
Forward Air Corp.	6,041	157,066
Franklin Covey Co. (a)	2,407	19,136
Franklin Electric Co. Inc.	4,712	156,250
Freightcar America Inc.	2,541	62,509
Fuel Tech Inc. (a)	3,374	21,155
FuelCell Energy Inc. (a)	19,603	24,112
Furmanite Corp. (a)	7,989	38,986
G&K Services Inc. Class A	3,787	86,571
Genco Shipping & Trading Ltd. (a)	5,833	92,978
GenCorp Inc. (a)	11,922	58,656
Generac Holdings Inc. (a)	4,051	55,256
Genesee & Wyoming Inc. (a)	7,897	342,651
Geo Group Inc., The (a)	12,372	288,886
GeoEye Inc. (a)	4,526	183,212
Gibraltar Industries Inc. (a)	6,181	55,505
Global Defense Technology & Systems Inc. (a)	1,007	13,796
Gorman-Rupp Co., The	2,585	71,243
GP Strategies Corp. (a)	3,153	28,661
GrafTech International Ltd. (a)	24,643	385,170
Graham Corp.	1,895	29,410
Granite Construction Inc.	7,162	162,864
Great Lakes Dredge & Dock Co.	11,970	69,546
Greenbrier Companies Inc. (a)	4,055	63,217
Griffon Corp. (a)	9,213	112,306
H&E Equipment Services Inc. (a)	5,632	44,886
Hawaiian Holdings Inc. (a)	10,673	63,931
Hawk Corp. Class A (a)	1,102	47,684
Healthcare Services Group Inc.	8,986	204,791
Heartland Express Inc.	10,102	150,217
Heico Corp.	6,068	276,944
Heidrick & Struggles International Inc.	3,573	69,602
Herley Industries Inc. (a)	2,657	43,840
Herman Miller Inc.	11,554	227,383
Hexcel Corp. (a)	19,896	353,950
Higher One Holdings Inc. (a)	2,119	34,942
Hill International Inc. (a)	5,140	23,027
HNI Corp.	9,240	265,742
Hoku Corp. (a)	3,355	9,159
Horizon Lines Inc.	5,782	24,284
Houston Wire & Cable Co.	3,485	34,955
Hub Group Inc. (a)	7,707	225,507
Hudson Highland Group Inc. (a)	6,513	22,405
Huron Consulting Group Inc. (a)	4,507	99,109
ICF International Inc. (a)	3,499	87,720
II-VI Inc. (a)	5,202	194,191
Innerworkings Inc. (a)	5,037	33,093
Insituform Technologies Inc. (a)	8,068	195,084
Insteel Industries Inc.	3,705	33,271
Interface Inc.	10,346	147,223
Interline Brands Inc. (a)	6,685	120,597
International Shipholding Corp.	1,243	35,102
Jetblue Airways Corp. (a)	49,679	332,353
John Bean Technologies Corp.	5,879	94,711
Kadant Inc. (a)	2,528	47,804

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kaman Corp.	5,314	$139,280
Kaydon Corp.	6,804	235,418
Kelly Services Inc. Class A (a)	5,495	64,456
Kforce Inc. (a)	6,282	86,189
Kimball International Inc. Class B	6,628	38,641
Knight Transportation Inc.	12,217	236,155
Knoll Inc.	9,706	150,540
Korn/Ferry International (a)	9,437	156,088
Kratos Defense & Security Solutions Inc. (a)	3,225	34,346
L.B. Foster Co. (a)	2,076	60,079
LaBarge Inc. (a)	2,670	33,348
Ladish Co. Inc. (a)	3,225	100,394
Lawson Products Inc.	834	12,735
Layne Christensen Co. (a)	4,065	105,243
LECG Corp. (a)	5,133	5,646
Lindsay Corp.	2,560	110,899
LMI Aerospace Inc. (a)	1,901	30,264
LSI Industries Inc.	4,226	27,131
Lydall Inc. (a)	3,442	25,333
M & F Worldwide Corp. (a)	2,224	54,154
Marten Transport Ltd.	3,265	75,683
MasTec Inc. (a)	11,116	114,717
McGrath Rentcorp	5,015	120,109
Metalico Inc. (a)	7,772	29,767
Met-Pro Corp.	2,805	28,302
Michael Baker Corp. (a)	1,657	54,615
Middleby Corp. (a)	3,402	215,653
Miller Industries Inc.	2,227	30,131
Mine Safety Appliances Co.	5,437	147,343
Mistras Group Inc. (a)	2,920	33,814
Mobile Mini Inc. (a)	7,458	114,405
Moog Inc. Class A (a)	9,244	328,254
Mueller Industries Inc.	7,743	205,112
Mueller Water Products Inc.	31,326	94,605
Multi-Color Corp.	2,151	33,125
MYR Group Inc. (a)	4,062	66,576
NACCO Industries Inc. Class A	1,184	103,470
Navigant Consulting Inc. (a)	10,603	123,313
NCI Building Systems Inc. (a)	3,501	33,365
Nordson Corp.	6,926	510,377
Northwest Pipe Co. (a)	1,955	34,212
Old Dominion Freight Line Inc. (a)	8,541	217,112
Omega Flex Inc.	677	9,668
On Assignment Inc. (a)	7,768	40,781
Orbital Sciences Corp. (a)	11,775	180,158
Orion Marine Group Inc. (a)	5,492	68,156
P.A.M. Transportation Services Inc. (a)	910	11,448
Pacer International Inc. (a)	6,915	41,767
Park-Ohio Holdings Corp. (a)	1,575	20,948
Patriot Transportation Holding Inc. (a)	296	20,758
PGT Inc. (a)	3,767	8,589
Pike Electric Corp. (a)	3,168	23,063
Pinnacle Airlines Corp. (a)	3,716	20,178
PMFG Inc. (a)	2,995	51,065
Polypore International Inc. (a)	4,573	137,922

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Powell Industries Inc. (a)	1,798	$55,954
PowerSecure International Inc. (a)	3,699	34,253
Preformed Line Products Co.	487	16,982
Primoris Services Corp.	4,081	26,690
Quality Distribution Inc. (a)	1,735	11,052
Quanex Building Products Corp.	7,903	136,485
RailAmerica Inc. (a)	4,819	46,407
Raven Industries Inc.	3,328	126,098
RBC Bearings Inc. (a)	4,406	149,716
Republic Airways Holdings Inc. (a)	6,995	57,919
Resources Connection Inc.	9,398	129,316
Roadrunner Transportation Systems Inc. (a)	2,144	23,241
Robbins & Myers Inc.	5,493	147,103
Rollins Inc.	8,589	200,811
RSC Holdings Inc. (a)	10,293	76,786
Rush Enterprises Inc. Class A (a)	6,508	99,833
Saia Inc. (a)	3,228	48,194
SatCon Technology Corp. (a)	14,481	54,449
Sauer-Danfoss Inc. (a)	2,436	51,862
Schawk Inc.	2,412	44,526
School Specialty Inc. (a)	3,754	48,840
Seaboard Corp.	63	111,573
SFN Group Inc. (a)	10,866	65,305
Simpson Manufacturing Co. Inc.	7,982	205,776
SkyWest Inc.	10,920	152,443
Standard Parking Corp. (a)	3,159	54,019
Standard Register Co., The	3,538	10,331
Standex International Corp.	2,549	61,660
Steelcase Inc.	15,576	129,748
Sterling Construction Company Inc. (a)	3,275	40,544
Sun Hydraulics Corp.	2,550	71,884
Sykes Enterprises Inc. (a)	8,463	114,928
TAL International Group Inc.	3,424	82,929
Taser International Inc. (a)	12,757	49,497
Team Inc. (a)	3,861	66,448
Tecumseh Products Co. Class A (a)	3,757	43,093
Teledyne Technologies Inc. (a)	7,346	292,518
Tennant Co.	3,917	121,035
Tetra Tech Inc. (a)	12,684	265,983
Textainer Group Holdings Ltd.	2,034	54,389
Thermadyne Holdings Corp. (a)	1,728	24,417
Titan International Inc.	7,217	97,935
Titan Machinery Inc. (a)	2,829	46,113
Tredegar Corp.	5,044	95,735
Trex Co. Inc. (a)	3,229	61,577
TriMas Corp. (a)	3,035	45,070
Triumph Group Inc.	3,428	255,695
TrueBlue Inc. (a)	9,118	124,461
Tutor Perini Corp. (a)	5,462	109,732
Twin Disc Inc.	1,842	25,696
Ultrapetrol Bahamas Ltd. (a)	4,438	28,492
UniFirst Corp.	2,856	126,092
United Capital Corp. (a)	386	9,391
United Rentals Inc. (a)	12,394	183,927
United Stationers Inc. (a)	4,921	263,323

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Universal Forest Products Inc.	3,918	$114,602
Universal Truckload Services Inc. (a)	1,061	16,615
UQM Technologies Inc. (a)	7,279	18,634
US Airways Group Inc. (a)	33,322	308,228
US Ecology Inc.	3,731	59,696
USA Truck Inc. (a)	1,751	26,230
Viad Corp.	4,201	81,247
Vicor Corp.	3,848	56,219
Volt Information Sciences Inc. (a)	3,021	21,751
VSE Corp.	876	30,897
Wabash National Corp. (a)	12,080	97,727
Watsco Inc.	5,660	315,149
Watts Water Technologies Inc.	5,887	200,452
Werner Enterprises Inc.	8,685	177,956
Woodward Governor Co.	12,401	402,040
Xerium Technologies Inc. (a)	1,499	19,757

		32,088,467

Information Technology (18.44%)
ACI Worldwide Inc. (a)	7,107	159,126
Acme Packet Inc. (a)	8,997	341,346
Actel Corp. (a)	4,502	71,807
Actuate Corp. (a)	9,562	49,244
Acxiom Corp. (a)	14,118	223,911
ADC Telecommunications Inc. (a)	20,094	254,591
Adtran Inc.	12,781	451,169
Advanced Analogic Technologies Inc. (a)	9,157	32,141
Advanced Energy Industries Inc. (a)	7,453	97,336
Advent Software Inc. (a)	3,285	171,444
Agilysys Inc. (a)	3,531	22,952
Alpha & Omega Semiconductor Ltd. (a)	1,006	11,428
American Software Inc. Class A	4,162	24,556
Amkor Technology Inc. (a)	21,784	143,121
ANADIGICS Inc. (a)	12,980	79,048
Anaren Inc. (a)	2,988	50,169
Ancestry.com Inc. (a)	3,862	87,899
Anixter International Inc. (a)	5,789	312,548
Applied Micro Circuits Corp. (a)	13,561	135,610
Archipelago Learning Inc. (a)	2,367	28,333
ArcSight Inc. (a)	5,034	219,281
Ariba Inc. (a)	18,479	349,253
Arris Group Inc. (a)	26,064	254,645
Art Technology Group Inc. (a)	32,185	132,924
Aruba Networks Inc. (a)	15,046	321,082
Aspen Technology Inc. (a)	12,764	132,363
ATMI Inc. (a)	6,459	95,981
Aviat Networks Inc. (a)	12,557	51,358
Avid Technology Inc. (a)	5,919	77,598
Axcelis Technologies Inc. (a)	21,118	40,758
AXT Inc. (a)	6,254	41,401
Bel Fuse Inc.	2,257	46,991
Benchmark Electronics Inc. (a)	12,954	212,446
BigBand Networks Inc. (a)	10,079	28,624
Black Box Corp.	3,653	117,115

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Blackbaud Inc.	9,203	$221,240
Blackboard Inc. (a)	7,022	253,073
Blue Coat Systems Inc. (a)	8,562	206,002
Bottomline Technologies Inc. (a)	6,478	99,502
Brightpoint Inc. (a)	14,434	100,894
Brooks Automation Inc. (a)	13,411	89,988
Cabot Microelectronics Corp. (a)	4,806	154,657
CACI International Inc. (a)	6,166	279,073
Calix Inc. (a)	1,480	21,253
Cass Information Systems Inc.	1,713	58,773
Cavium Networks Inc. (a)	9,116	262,176
CDC Corp. Class A (a)	6,660	28,172
CEVA Inc. (a)	4,410	63,063
Checkpoint Systems Inc. (a)	8,237	167,623
Ciber Inc. (a)	13,483	40,584
Cirrus Logic Inc. (a)	13,577	242,214
Cogent Inc. (a)	10,752	114,401
Cognex Corp.	8,238	220,943
Coherent Inc. (a)	5,188	207,572
Cohu Inc.	4,700	59,173
Commvault Systems Inc. (a)	8,865	230,756
Compellent Technologies Inc. (a)	4,753	86,410
Computer Task Group Inc. (a)	3,181	24,303
comScore Inc. (a)	4,636	109,039
Comtech Telecommunications Corp. (a)	5,855	160,134
Comverge Inc. (a)	5,116	40,212
Concur Technologies Inc. (a)	8,314	411,044
Conexant Systems Inc. (a)	16,465	27,003
Constant Contact Inc. (a)	5,846	125,280
Convio Inc. (a)	1,151	10,612
CPI International Inc. (a)	1,404	19,656
Cray Inc. (a)	7,541	49,771
CSG Systems International Inc. (a)	7,120	129,798
CTS Corp.	6,800	65,416
Cymer Inc. (a)	6,126	227,152
Daktronics Inc.	7,201	70,714
DDi Corp.	2,851	26,343
DealerTrack Holdings Inc. (a)	8,268	141,217
Deltek Inc. (a)	4,158	33,306
DemandTec Inc. (a)	3,636	34,215
DG FastChannel Inc. (a)	5,185	112,774
Diamond Management & Technology Consultants Inc.	4,730	59,125
Dice Holdings Inc. (a)	3,184	27,000
Digi International Inc. (a)	5,064	48,057
Digimarc Corp. (a)	1,360	31,906
Digital River Inc. (a)	8,138	277,018
Diodes Inc. (a)	6,975	119,202
DivX Inc. (a)	6,698	63,831
DSP Group Inc. (a)	4,917	34,419
DTS Inc. (a)	3,621	138,214
EarthLink Inc.	22,111	200,989
Ebix Inc. (a)	5,499	128,952
Echelon Corp. (a)	6,799	58,131
Echo Global Logistics Inc. (a)	2,147	27,417
Electro Rent Corp.	3,402	45,179

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Electro Scientific Industries Inc. (a)	5,653	$62,805
Electronics for Imaging Inc. (a)	9,265	112,292
EMS Technologies Inc. (a)	3,287	61,237
Emulex Corp. (a)	16,912	176,561
Energy Conversion Devices Inc. (a)	9,533	47,856
Entegris Inc. (a)	27,021	126,188
Entropic Communications Inc. (a)	11,451	109,930
Epicor Software Corp. (a)	10,010	87,087
EPIQ Systems Inc.	6,732	82,534
ePlus Inc. (a)	878	18,833
Euronet Worldwide Inc. (a)	10,054	180,871
Evergreen Solar Inc. (a)	40,940	30,050
Exar Corp. (a)	7,349	44,021
Exlservice Holdings Inc. (a)	3,119	60,665
Extreme Networks Inc. (a)	17,814	55,402
Fair Isaac Corp.	8,541	210,621
FalconStor Software Inc. (a)	6,427	19,667
FARO Technologies Inc. (a)	3,375	73,609
FEI Co. (a)	7,796	152,568
Finisar Corp. (a)	15,477	290,813
Formfactor Inc. (a)	10,390	89,354
Forrester Research Inc. (a)	3,069	101,523
Fortinet Inc. (a)	8,121	203,025
FSI International Inc. (a)	6,499	17,287
Gerber Scientific Inc. (a)	5,082	31,356
Global Cash Access Holdings Inc. (a)	10,313	42,077
Globecomm Systems Inc. (a)	4,418	36,979
GSI Commerce Inc. (a)	12,774	315,518
GSI Technology Inc. (a)	3,645	20,886
GT Solar International Inc. (a)	12,750	106,718
Guidance Software Inc. (a)	2,637	15,400
Hackett Group Inc., The (a)	6,225	25,708
Harmonic Inc. (a)	19,859	136,630
Heartland Payment Systems Inc.	7,922	120,573
Hittite Microwave Corp. (a)	5,614	267,507
Hughes Communications Inc. (a)	1,811	49,350
Hutchinson Technology Inc. (a)	4,684	16,253
Hypercom Corp. (a)	9,363	60,860
ICx Technologies Inc. (a)	2,633	19,879
iGate Corp.	4,832	87,652
Ikanos Communications Inc. (a)	5,881	6,998
Imation Corp. (a)	6,344	59,190
Immersion Corp. (a)	5,670	33,510
Infinera Corp. (a)	18,026	210,363
InfoSpace Inc. (a)	7,544	65,331
Insight Enterprises Inc. (a)	9,453	147,845
Integral Systems Inc. (a)	3,724	27,483
Integrated Device Technology Inc. (a)	33,344	195,062
Integrated Silicon Solution Inc. (a)	5,266	45,340
Interactive Intelligence Inc. (a)	2,653	46,693
InterDigital Inc. (a)	9,124	270,162
Intermec Inc. (a)	10,256	125,739
Internap Network Services Corp. (a)	11,056	54,285
Internet Brands Inc. (a)	5,880	78,086
Internet Capital Group Inc. (a)	7,443	82,096
Intevac Inc. (a)	4,671	46,757

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Intralinks Holdings Inc. (a)	2,252	$38,081
IPG Photonics Corp. (a)	5,313	128,256
Isilon Systems Inc. (a)	5,458	121,604
Ixia (a)	6,667	82,671
IXYS Corp. (a)	4,885	46,652
j2 Global Communications Inc. (a)	9,278	220,724
Jack Henry & Associates Inc.	17,421	444,236
JDA Software Group Inc. (a)	8,560	217,082
Keithley Instruments Inc.	2,247	48,333
Kenexa Corp. (a)	4,605	80,680
Keynote Systems Inc.	2,536	29,468
KIT Digital Inc. (a)	4,018	48,176
Knot Inc., The (a)	6,451	58,898
Kopin Corp. (a)	14,013	49,746
Kulicke & Soffa Industries Inc. (a)	14,500	89,755
KVH Industries Inc. (a)	3,039	45,615
L-1 Identity Solutions Inc. (a)	15,751	184,759
Lattice Semiconductor Corp. (a)	23,755	112,836
Lawson Software Inc. (a)	28,705	243,131
Limelight Networks Inc. (a)	8,326	48,957
Lionbridge Technologies Inc. (a)	12,150	52,245
Liquidity Services Inc. (a)	3,064	49,055
Littelfuse Inc. (a)	4,574	199,884
LivePerson Inc. (a)	9,087	76,331
Local.com Corp. (a)	3,215	14,210
LogMeIn Inc. (a)	3,080	110,818
LoopNet Inc. (a)	3,957	46,851
Loral Space & Communications Inc. (a)	2,208	115,258
LTX-Credence Corp. (a)	30,056	62,817
Magma Design Automation Inc. (a)	10,486	38,798
Manhattan Associates Inc. (a)	4,745	139,266
ManTech International Corp. (a)	4,485	177,606
Marchex Inc. Class B	3,513	19,146
Mattson Technology Inc. (a)	10,163	27,948
MAXIMUS Inc.	3,630	223,535
MaxLinear Inc. Class A (a)	1,501	16,841
Maxwell Technologies Inc. (a)	5,392	78,777
Measurement Specialties Inc. (a)	3,091	57,122
Mentor Graphics Corp. (a)	21,921	231,705
Mercury Computer Systems Inc. (a)	4,863	58,502
Meru Networks Inc. (a)	1,067	18,395
Methode Electronics Inc.	7,610	69,099
Micrel Inc.	10,420	102,741
Microsemi Corp. (a)	16,966	290,967
MicroStrategy Inc. (a)	1,831	158,583
Microtune Inc. (a)	10,267	29,774
Microvision Inc. (a)	18,583	40,697
Mindspeed Technologies Inc. (a)	6,577	51,103
MIPS Technologies Inc. (a)	9,823	95,578
MKS Instruments Inc. (a)	10,331	185,751
ModusLink Global Solutions Inc. (a)	8,802	55,893
MoneyGram International Inc. (a)	16,917	41,277
Monolithic Power Systems Inc. (a)	6,770	110,554
Monotype Imaging Holdings Inc. (a)	4,521	41,367
MoSys Inc. (a)	5,462	26,655
Move Inc. (a)	31,851	71,028

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
MTS Systems Corp.	3,433	$106,423
Multi-Fineline Electronix Inc. (a)	2,133	46,905
Nanometrics Inc. (a)	3,615	54,406
NCI Inc. (a)	1,424	26,942
Netezza Corp. (a)	10,455	281,762
Netgear Inc. (a)	7,305	197,308
Netlogic Microsystems Inc. (a)	12,878	355,175
NetScout Systems Inc. (a)	6,256	128,311
NetSuite Inc. (a)	3,726	87,822
Network Engines Inc. (a)	7,218	10,538
Network Equipment Technologies Inc. (a)	5,662	19,534
Newport Corp. (a)	7,771	88,123
NIC Inc.	11,412	94,605
Novatel Wireless Inc. (a)	6,612	52,103
NVE Corp. (a)	926	39,846
Occam Networks Inc. (a)	2,497	19,552
Oclaro Inc. (a)	10,127	162,133
Omnivision Technologies Inc. (a)	10,700	246,528
Online Resources Corp. (a)	5,103	22,656
OpenTable Inc. (a)	3,242	220,715
Openwave Systems Inc. (a)	17,739	30,156
Oplink Communications Inc. (a)	4,307	85,451
OPNET Technologies Inc.	2,609	47,353
OpNext Inc. (a)	8,601	13,504
OSI Systems Inc. (a)	3,318	120,510
Parametric Technology Corp. (a)	23,965	468,276
Park Electrochemical Corp.	4,317	113,710
PC Connection Inc. (a)	2,026	13,838
PC-Tel Inc. (a)	4,264	26,181
PDF Solutions Inc. (a)	4,539	16,794
Pegasystems Inc.	3,315	102,931
Perficient Inc. (a)	4,888	44,676
Pericom Semiconductor Corp. (a)	5,212	45,292
Photronics Inc. (a)	11,217	59,338
Plantronics Inc.	9,975	336,956
Plexus Corp. (a)	8,335	244,632
PLX Technology Inc. (a)	7,945	28,761
Power Integrations Inc.	5,060	160,857
Power-One Inc. (a)	14,352	130,460
Powerwave Technologies Inc. (a)	25,971	47,267
Presstek Inc. (a)	5,507	12,060
Progress Software Corp. (a)	8,703	288,069
PROS Holdings Inc. (a)	4,264	39,570
QAD Inc. (a)	2,688	11,182
QLIK Technologies Inc. (a)	2,739	60,395
Quantum Corp. (a)	45,082	95,574
Quest Software Inc. (a)	12,452	306,195
QuinStreet Inc. (a)	2,160	32,465
Rackspace Hosting Inc. (a)	19,939	518,015
Radiant Systems Inc. (a)	5,922	101,266
Radisys Corp. (a)	5,036	47,439
RealD Inc. (a)	2,965	54,823
RealNetworks Inc. (a)	16,989	55,384
RealPage Inc. (a)	2,897	55,275
Renaissance Learning Inc.	2,673	27,238

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
RF Micro Devices Inc. (a)	55,582	$341,273
Richardson Electronics Ltd.	2,916	30,618
RightNow Technologies Inc. (a)	4,421	87,093
Rimage Corp. (a)	1,837	30,200
Riverbed Technology Inc. (a)	12,968	591,080
Rofin-Sinar Technologies Inc. (a)	5,788	146,899
Rogers Corp. (a)	3,271	102,971
Rosetta Stone Inc. (a)	2,132	45,284
Rubicon Technology Inc. (a)	3,260	73,969
Rudolph Technologies Inc. (a)	6,177	51,331
S1 Corp. (a)	10,964	57,122
Saba Software Inc. (a)	5,776	31,421
Sanmina-SCI Corp. (a)	16,337	197,351
Sapient Corp.	21,170	253,405
SAVVIS Inc. (a)	7,691	162,126
ScanSource Inc. (a)	5,610	155,621
SeaChange International Inc. (a)	5,968	44,223
Semtech Corp. (a)	12,675	255,908
ShoreTel Inc. (a)	9,152	45,394
Sigma Designs Inc. (a)	6,350	72,962
Silicon Graphics International Corp. (a)	6,504	50,471
Silicon Image Inc. (a)	16,114	77,025
Smart Modular Technologies (WWH) Inc. (a)	10,730	64,702
Smith Micro Software Inc. (a)	6,214	61,767
SolarWinds Inc. (a)	7,164	123,651
Sonic Solutions (a)	5,181	58,960
Sonus Networks Inc. (a)	42,669	150,622
Sourcefire Inc. (a)	5,631	162,398
Spansion Inc. Class A (a)	2,638	39,491
Spectrum Control Inc. (a)	2,578	37,948
SPS Commerce Inc. (a)	924	11,846
SRA International Inc. (a)	8,812	173,773
SRS Labs Inc. (a)	2,206	20,604
SS&C Technologies Holdings Inc. (a)	2,535	40,053
Stamps.com Inc. (a)	2,115	27,495
Standard Microsystems Corp. (a)	4,605	105,040
STEC Inc. (a)	8,344	103,883
Stratasys Inc. (a)	4,201	116,452
Stream Global Services Inc. (a)	842	3,410
SuccessFactors Inc. (a)	12,932	324,723
Super Micro Computer Inc. (a)	4,989	51,836
Supertex Inc. (a)	2,100	46,452
Support.com Inc. (a)	9,165	41,976
Sycamore Networks Inc.	4,096	132,751
Symmetricom Inc. (a)	8,655	49,507
Synaptics Inc. (a)	6,907	194,363
Synchronoss Technologies Inc. (a)	4,159	74,072
SYNNEX Corp. (a)	4,600	129,444
Syntel Inc.	2,694	119,883
Take-Two Interactive Software Inc. (a)	14,716	149,220
Taleo Corp. (a)	8,227	238,501
Technitrol Inc.	8,988	39,637
TechTarget (a)	3,046	15,992
Tekelec (a)	14,029	181,816
TeleCommunication Systems Inc. Class A (a)	9,214	36,027

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TeleNav Inc. (a)	1,591	$8,416
TeleTech Holdings Inc. (a)	6,252	92,780
Terremark Worldwide Inc. (a)	11,935	123,408
TESSCO Technologies Inc.	998	15,040
Tessera Technologies Inc. (a)	10,307	190,680
THQ Inc. (a)	13,910	55,918
TIBCO Software Inc. (a)	34,332	609,050
Tier Technologies Inc. Class B (a)	2,996	16,598
TiVo Inc. (a)	23,706	214,776
TNS Inc. (a)	5,336	90,445
Travelzoo Inc. (a)	987	25,425
Trident Microsystems Inc. (a)	14,246	24,360
TriQuint Semiconductor Inc. (a)	31,964	306,854
TTM Technologies Inc. (a)	16,693	163,423
Tyler Technologies Inc. (a)	6,496	130,959
Ultimate Software Group Inc. (a)	5,192	200,619
Ultra Clean Holdings Inc. (a)	4,391	37,850
Ultratech Inc. (a)	5,051	86,372
Unica Corp. (a)	3,392	71,164
Unisys Corp. (a)	8,741	243,874
United Online Inc.	17,849	102,096
Universal Display Corp. (a)	6,090	143,115
UTStarcom Inc. (a)	24,256	52,636
ValueClick Inc. (a)	16,767	219,312
VASCO Data Security International Inc. (a)	5,668	36,842
Veeco Instruments Inc. (a)	8,348	291,095
VeriFone Systems Inc. (a)	17,569	545,869
ViaSat Inc. (a)	6,816	280,206
Viasystems Group Inc. (a)	850	12,920
Virnetx Holding Corp.	6,598	96,859
Virtusa Corp. (a)	3,004	29,109
Vocus Inc. (a)	3,412	63,054
Volterra Semiconductor Corp. (a)	5,112	110,010
Wave Systems Corp. Class A (a)	16,324	36,566
Websense Inc. (a)	8,948	158,738
Wright Express Corp. (a)	7,926	283,037
X-Rite Inc. (a)	6,712	25,438
Xyratex Ltd. (a)	6,169	91,548
Zix Corp. (a)	11,944	33,920
Zoran Corp. (a)	10,760	82,206
Zygo Corp. (a)	3,525	34,545

		39,515,946

Materials (5.26%)
A. Schulman Inc.	6,456	130,088
AEP Industries Inc. (a)	942	22,250
Allied Nevada Gold Corp. (a)	15,400	408,100
AM Castle & Co. (a)	3,296	43,672
AMCOL International Corp.	4,987	130,610
American Vanguard Corp.	4,113	25,418
Arch Chemicals Inc.	4,609	161,730
Balchem Corp.	5,830	179,914
Boise Inc. (a)	14,336	93,041
Brush Engineered Materials Inc. (a)	4,150	118,026
Buckeye Technologies Inc.	8,029	118,107

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Calgon Carbon Corp. (a)	11,527	$167,142
Capital Gold Corp. (a)	9,845	47,551
Century Aluminum Co. (a)	13,073	172,171
Clearwater Paper Corp. (a)	2,354	179,092
Coeur d’Alene Mines Corp. (a)	18,259	363,719
Deltic Timber Corp.	2,228	99,814
Ferro Corp. (a)	17,868	230,319
General Moly Inc. (a)	13,772	50,406
Georgia Gulf Corp. (a)	6,908	112,877
Globe Specialty Metals Inc. (a)	12,576	176,567
Golden Star Resources Ltd. (a)	52,976	261,701
Graham Packaging Co Inc. (a)	3,600	42,552
Graphic Packaging Holding Co. (a)	22,859	76,349
Hawkins Inc.	1,762	62,410
Haynes International Inc.	2,563	89,500
HB Fuller Co.	9,846	195,640
Headwaters Inc. (a)	12,246	44,086
Hecla Mining Co. (a)	49,740	314,357
Horsehead Holding Corp. (a)	8,872	87,567
Innophos Holdings Inc.	4,389	145,276
Jaguar Mining Inc. (a)	17,256	112,164
Kaiser Aluminum Corp.	3,113	133,205
Kapstone Paper and Packaging Corp. (a)	7,818	94,911
KMG Chemicals Inc.	1,221	17,204
Koppers Holdings Inc.	4,228	113,606
Kraton Performance Polymers Inc. (a)	2,216	60,164
Landec Corp. (a)	5,344	33,186
Louisiana-Pacific Corp. (a)	26,259	198,781
LSB Industries Inc. (a)	3,660	67,966
Metals USA Holdings Corp. (a)	2,319	30,101
Minerals Technologies Inc.	3,789	223,248
Molycorp Inc. (a)	5,247	148,438
Myers Industries Inc.	7,201	61,857
Neenah Paper Inc.	3,135	47,652
NewMarket Corp.	2,122	241,229
NL Industries Inc.	1,462	13,275
Noranda Aluminum Holding Corp. (a)	2,293	18,848
Olin Corp.	16,162	325,826
Olympic Steel Inc.	1,796	41,290
OM Group Inc. (a)	6,301	189,786
Omnova Solutions Inc. (a)	9,143	65,738
P. H. Glatfelter Co.	9,248	112,456
PolyOne Corp. (a)	19,213	232,285
Quaker Chemical Corp.	2,288	74,497
Rock-Tenn Co. Class A	7,926	394,794
Rockwood Holdings Inc. (a)	10,677	336,005
RTI International Metals Inc. (a)	6,273	192,079
Schweitzer-Mauduit International Inc.	3,771	219,887
Senomyx Inc. (a)	7,805	31,064
Sensient Technologies Corp.	10,143	309,260
Silgan Holdings Inc.	10,813	342,772
Solutia Inc. (a)	24,954	399,763
Spartech Corp. (a)	6,336	52,019
Stepan Co.	1,597	94,399
Stillwater Mining Co. (a)	9,112	153,446

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
STR Holdings Inc. (a)	5,812	$125,190
Texas Industries Inc.	4,348	137,049
Thompson Creek Metals
Company Inc. (a)	28,734	309,753
TPC Group Inc. (a)	1,593	37,945
U.S. Energy Corp. (a)	5,391	24,475
United States Lime & Minerals Inc. (a)	520	20,103
Universal Stainless & Alloy Products Inc. (a)	1,469	36,079
US Gold Corp. (a)	18,247	90,688
Verso Paper Corp. (a)	2,842	8,185
Wausau Paper Corp. (a)	10,020	83,066
Westlake Chemical Corp.	3,901	116,757
Worthington Industries Inc.	12,574	188,987
WR Grace & Co. (a)	14,938	417,368
Zep Inc.	4,585	79,962
Zoltek Companies Inc. (a)	5,928	57,620

		11,266,480

Telecommunication Services (0.98%)
AboveNet Inc. (a)	4,626	240,968
Alaska Communications Systems
Group Inc.	9,115	92,517
Atlantic Tele-Network Inc.	1,948	95,920
Cbeyond Inc. (a)	5,480	70,308
Cincinnati Bell Inc. (a)	41,735	111,432
Cogent Communications Group Inc. (a)	9,170	86,840
Consolidated Communications
Holdings Inc.	5,131	95,796
FiberTower Corp. (a)	9,291	39,394
General Communication Inc.
Class A (a)	9,712	96,829
Global Crossing Ltd. (a)	6,184	79,526
Globalstar Inc. (a)	14,019	24,393
ICO Global Communications Holdings
Ltd. New (a)	19,025	31,201
IDT Corp. Class B (a)	2,855	50,790
Iridium Communications Inc. (a)	6,959	59,430
Neutral Tandem Inc. (a)	6,963	83,208
NTELOS Holdings Corp.	5,940	100,505
PAETEC Holding Corp. (a)	25,767	105,902
Premiere Global Services Inc. (a)	12,609	89,272
Shenandoah Telecommunications Co.	4,855	88,215
Syniverse Holdings Inc. (a)	14,330	324,861
USA Mobility Inc.	4,481	71,830
Vonage Holdings Corp. (a)	21,440	54,672

		2,093,809

Utilities (3.28%)
Allete Inc.	6,387	232,678
American DG Energy Inc. (a)	3,730	11,115
American States Water Co.	3,766	134,747
Artesian Resources Corp. Class A	1,186	22,617
Avista Corp.	11,410	238,241
Black Hills Corp.	8,068	251,722

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Cadiz Inc. (a)	2,353	$24,142
California Water Service Group	4,002	147,874
Central Vermont Public Service Corp.	2,438	49,174
CH Energy Group Inc.	3,273	144,536
Chesapeake Utilities Corp.	2,012	72,875
Cleco Corp.	12,541	371,464
Connecticut Water Service Inc.	1,843	44,140
Consolidated Water Co. Ltd.	3,081	29,208
Dynegy Inc. (a)	20,995	102,246
El Paso Electric Co. (a)	9,064	215,542
Empire District Electric Co., The	8,237	165,976
Idacorp Inc.	9,890	355,249
Laclede Group Inc., The	4,649	160,019
MGE Energy Inc.	4,816	190,665
Middlesex Water Co.	2,909	48,988
New Jersey Resources Corp.	8,314	326,075
Nicor Inc.	9,181	420,673
Northwest Natural Gas Co.	5,397	256,088
NorthWestern Corp.	7,430	211,755
Otter Tail Corp.	7,505	153,027
Piedmont Natural Gas Company Inc.	14,451	419,079
PNM Resources Inc.	18,026	205,316
Portland General Electric Co.	15,606	316,490
SJW Corp.	2,751	67,757
South Jersey Industries Inc.	6,199	306,665
Southwest Gas Corp.	9,224	309,834
UIL Holdings Corp.	10,326	290,780
Unisource Energy Corp.	7,476	249,923
Unitil Corp.	2,208	48,466
WGL Holdings Inc.	10,192	385,054
York Water Co.	2,664	42,704

		7,022,904

Total Common Stocks
(cost $217,149,971)		207,978,816

Registered Investment Companies (0.95%)
Financials (0.95%)
American Capital Ltd. (a)	70,328	408,606
Apollo Investment Corp.	39,868	407,850
Arlington Asset Investment Corp. Class A	1,388	32,354
BlackRock Kelso Capital Corp.	13,444	154,606
Capital Southwest Corp.	610	55,388
Fifth Street Finance Corp.	11,205	124,824
Gladstone Capital Corp.	4,514	50,873
Gladstone Investment Corp.	4,835	32,395
Golub Capital BDC LLC Inc.	1,485	22,720
Harris & Harris Group Inc. (a)	6,221	26,564
Hercules Technology Growth Capital Inc.	7,246	73,257
Kayne Anderson Energy
Development Co.	2,064	33,127
Main Street Capital Corp.	2,514	39,947
MCG Capital Corp.	15,652	91,408
Medallion Financial Corp.	3,251	25,325

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
MVC Capital Inc.	4,960	$64,331
NGP Capital Resources Co.	4,191	37,970
PennantPark Investment Corp.	6,702	71,108
Prospect Capital Corp.	14,774	143,456
Solar Capital Ltd.	1,210	25,954
THL Credit Inc.	1,806	21,275
TICC Capital Corp.	5,463	56,542
Triangle Capital Corp.	2,432	38,863

		2,038,743

Total Registered Investment Companies
(cost $2,337,633)		2,038,743

	Principal amount	Value
Short-term Investments (1.95%)
U.S. Treasury Bill (c)
0.152%, 11/12/2010	$4,168,000	$4,167,391

Total Short-term Investments
(cost $4,167,307)		4,167,391

TOTAL INVESTMENTS (99.95%)
(cost $223,654,911)		214,184,950
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.05%)		113,899

NET ASSETS (100.00%)		$214,298,849

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.39%)
Australia (8.47%)
AGL Energy Ltd.	11,378	$177,828
Alumina Ltd.	60,921	106,579
Amcor Ltd.	31,922	200,861
AMP Ltd.	52,490	259,252
Aristocrat Leisure Ltd.	9,841	33,577
Asciano Group (a)	71,900	114,667
ASX Ltd.	4,517	142,198
Australia & New Zealand Banking Group Ltd.	64,915	1,485,768
AXA Asia Pacific Holdings Ltd.	27,826	138,241
Bendigo and Adelaide Bank Ltd.	9,012	79,701
BGP Holdings PLC (a) (b)	253,848	0
BHP Billiton Ltd.	85,880	3,229,813
Billabong International Ltd.	5,798	44,664
BlueScope Steel Ltd.	48,312	102,731
Boral Ltd.	19,315	86,064
Brambles Ltd.	36,766	222,812
Caltex Australia Ltd.	3,766	43,644
CFS Retail Property Trust	42,893	78,563
Coca-Cola Amatil Ltd.	14,753	170,829
Cochlear Ltd.	1,394	94,653
Commonwealth Bank of Australia	39,632	1,960,133
Computershare Ltd.	11,101	104,614
Crown Ltd.	11,139	90,330
CSL Ltd.	14,429	460,927
CSR Ltd.	41,099	71,504
Dexus Property Group	130,136	107,544
Energy Resources of Australia Ltd.	1,751	22,509
Fairfax Media Ltd.	53,524	75,790
Fortescue Metals Group Ltd. (a)	31,831	160,292
Foster’s Group Ltd.	49,832	295,252
Goodman Fielder Ltd.	35,178	44,372
Goodman Group	164,381	102,479
GPT Group	44,139	125,428
Harvey Norman Holdings Ltd.	13,901	50,654
Incitec Pivot Ltd.	41,898	145,382
Insurance Australia Group Ltd.	55,012	193,545
Intoll Group	56,035	80,699
James Hardie Industries SE CDI (a)	11,735	63,518
Leighton Holdings Ltd.	3,469	110,849
Lend Lease Corp. Ltd.	14,157	104,131
Macarthur Coal Ltd.	2,541	28,809
Macquarie Group Ltd.	8,665	303,767
MAP Group	10,928	30,842
Metcash Ltd.	19,717	83,281
Mirvac Group	71,583	92,021
National Australia Bank Ltd.	54,322	1,330,474
Newcrest Mining Ltd.	19,500	747,689
Onesteel Ltd.	35,378	100,190
Orica Ltd.	9,114	226,483
Origin Energy Ltd.	22,901	350,839
OZ Minerals Ltd.	81,467	114,569
Paladin Energy Ltd. (a)	15,175	52,656
Qantas Airways Ltd. (a)	27,618	74,477
QBE Insurance Group Ltd.	26,338	439,388

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Rio Tinto Ltd.	11,138	$826,462
Santos Ltd.	21,376	264,667
Sims Metal Management Ltd.	3,988	67,995
Sonic Healthcare Ltd.	9,500	101,004
SP Ausnet	38,979	32,401
Stockland	61,219	227,217
Suncorp-Metway Ltd.	32,807	285,386
Tabcorp Holding Ltd.	15,578	105,398
Tatts Group Ltd.	30,108	69,551
Telstra Corp. Ltd.	111,899	283,369
Toll Holdings Ltd.	17,765	113,327
Transurban Group	30,236	145,246
Wesfarmers Ltd.	25,729	817,920
Wesfarmers Ltd. PPS	3,889	124,382
Westfield Group	54,969	651,377
Westpac Banking Corp.	76,308	1,714,077
Woodside Petroleum Ltd.	13,657	579,223
Woolworths Ltd.	31,716	884,093
WorleyParsons Ltd.	4,336	93,249

		22,544,226

Austria (0.33%)
Erste Group Bank AG	4,812	192,666
Immoeast Interim Shares (a) (b)	11,178	0
Immofinanz AG (a)	26,040	97,054
Immofinanz AG Interim Shares (a) (b)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,933	69,305
OMV AG	4,032	150,937
Raiffeisen International Bank
Holding AG	1,512	70,494
Telekom Austria AG	8,659	130,320
Vienna Insurance Group AG Wiener Versicherung Gruppe	960	51,603
VoestAlpine AG	2,958	108,958

		871,337

Belgium (0.97%)
Ageas	57,820	165,529
Anheuser-Busch InBev NV	18,481	1,087,132
Belgacom SA	3,943	153,760
Colruyt SA	400	105,735
Compagnie Nationale a Portefeuille	711	37,075
Delhaize Group	2,670	193,642
Dexia SA (a)	13,821	60,896
Groupe Bruxelles Lambert SA	2,042	170,143
KBC GROEP NV (a)	3,936	176,560
Mobistar SA	634	38,824
Solvay SA	1,512	161,292
UCB SA	2,743	95,037
Umicore	2,922	126,314

		2,571,939

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (1.00%)
A P Moller-Maersk A/S Class A	13	$105,702
A P Moller-Maersk A/S Class B	33	275,865
Carlsberg A/S Class B	2,710	282,560
Coloplast A/S Class B	603	72,082
Danske Bank A/S (a)	11,523	278,021
DSV A/S	4,999	102,050
Novo Nordisk A/S Class B	11,164	1,107,864
Novozymes A/S B Shares	1,132	144,016
Tryg A/S	621	37,339
Vestas Wind Systems A/S (a)	5,351	201,636
William DeMant Holding (a)	658	48,554

		2,655,689

Finland (1.12%)
Elisa OYJ (a)	3,370	77,411
Fortum OYJ	11,358	297,134
Kesko OYJ	1,815	85,165
Kone Corp. OYJ Class B	4,112	212,455
Metso OYJ	3,328	152,530
Neste Oil OYJ	3,730	58,273
Nokia OYJ	96,042	964,949
Nokian Renkaat OYJ	2,396	82,279
Orion OYJ Class B	2,451	48,950
Outokumpu OYJ	3,375	67,036
Pohjola Bank PLC	3,269	39,774
Rautaruukki OYJ	2,314	47,823
Sampo OYJ A Shares	10,734	289,882
Sanoma OYJ	2,121	44,875
Stora Enso OYJ R Shares	14,974	147,996
UPM-Kymmene OYJ	13,515	231,594
Wartsila OYJ Class B	2,134	139,262

		2,987,388

France (9.77%)
Accor SA	3,776	137,879
Aeroports de Paris (ADP)	816	66,567
Air France-KLM (a)	3,523	54,031
Air Liquide SA	7,217	880,454
Alcatel-Lucent (a)	60,369	203,276
Alstom SA	5,223	266,440
Atos Origin SA (a)	1,125	50,856
AXA SA	43,901	767,551
bioMerieux	279	28,910
BNP Paribas	24,267	1,725,888
Bouygues SA	5,788	248,432
Bureau Veritas SA	1,330	92,868
Cap Gemini SA	3,892	195,252
Carrefour SA	15,313	822,806
Casino Guichard Perrachon SA	1,331	121,861
Christian Dior SA	1,673	218,675
Cie Generale des Etablissements Michelin Class B	3,742	284,703
Cie Generale des Etablissements Michelin Rights (a)	3,742	10,447
CNP Assurances	3,968	73,703
Compagnie de Saint-Gobain	9,786	435,309

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie Generale de
Geophysique-Veritas (a)	3,660	$80,331
Credit Agricole SA	24,118	376,956
DANONE SA	14,877	889,832
Dassault Systemes SA	1,552	114,167
Edenred (a)	3,776	74,795
Eiffage SA	1,005	47,788
Electricite de France	6,303	271,869
Eramet	143	42,254
Essilor International SA	5,118	352,135
Eurazeo	747	50,128
European Aeronautic Defence and Space Co. NV (a)	10,561	263,398
Eutelsat Communications	2,443	93,252
Fonciere des Regions	587	62,554
France Telecom SA	47,517	1,026,724
GDF Suez	31,812	1,138,836
Gecina SA	482	57,167
Groupe Eurotunnel SA	11,969	101,768
Hermes International SCA	1,378	314,659
ICADE	551	57,884
Iliad SA	446	46,470
Imerys SA	788	47,202
Ipsen SA	550	18,231
JC Decaux SA (a)	1,816	47,941
Klepierre	2,296	88,548
Lafarge SA	5,074	290,520
Lagardere SCA	3,130	122,270
Legrand SA	3,498	118,310
L’Oreal SA	6,127	688,925
LVMH Moet Hennessy Louis Vuitton SA	6,270	919,720
M6 Metropole Television SA	1,858	43,693
Natixis (a)	22,600	129,400
Neopost SA	794	59,089
PagesJaunes Groupe	3,355	35,131
Pernod Ricard SA	5,039	420,752
Peugeot SA (a)	4,065	136,684
PPR SA	1,957	316,811
Publicis Groupe	3,275	155,548
Renault SA (a)	4,918	253,060
Safran SA	4,401	123,713
Sanofi-Aventis	26,848	1,788,852
Schneider Electric SA	6,128	777,005
SCOR SE	4,405	105,270
SES FDR	7,402	177,951
Societe BIC SA	720	57,803
Societe Generale	16,087	926,568
Societe Television Francaise 1	3,413	53,135
Sodexo	2,522	163,654
STMicroelectronics NV	16,485	126,209
Suez Environnement Co.	6,744	124,575
Technip SA	2,491	200,322
Thales SA	2,430	88,813
Total SA	54,091	2,787,725
Unibail-Rodamco SE	2,321	514,642
Vallourec SA	2,834	281,530

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Veolia Environnement	9,030	$237,832
Vinci SA	11,121	557,459
Vivendi	31,711	866,762

		26,000,530

Germany (7.33%)
Adidas AG	5,248	324,878
Allianz SE Reg.	11,628	1,314,120
BASF SE	23,532	1,483,861
Bayer AG	21,187	1,477,375
Bayerische Motoren Werke (BMW) AG	8,573	601,187
Beiersdorf AG	2,360	144,455
Celesio AG	1,992	43,341
Commerzbank AG (a)	18,113	150,131
Continental AG (a)	1,187	92,252
Daimler AG Registered Shares (a)	23,102	1,463,202
Deutsche Bank AG Reg.	15,929	871,757
Deutsche Bank AG Rights (a)	15,929	77,089
Deutsche Boerse AG	4,953	330,485
Deutsche Lufthansa AG Reg. (a)	6,177	113,554
Deutsche Post AG	21,870	396,679
Deutsche Postbank AG (a)	2,343	79,741
Deutsche Telekom AG	72,559	992,623
E.On AG	46,131	1,360,270
Fraport AG	1,039	63,186
Fresenius Medical Care AG & Co. KGaA	4,979	307,513
Fresenius SE	745	59,637
GEA Group AG	4,266	106,630
Hannover Rueckversicherung
AG Reg.	1,534	70,558
HeidelbergCement AG	3,608	173,873
Henkel AG & Co. KGaA	3,446	156,038
Hochtief AG	1,190	103,046
Infineon Technologies AG (a)	27,313	189,188
K+S Group AG	3,772	225,819
Linde AG	4,255	553,844
MAN AG	2,763	301,182
Merck KGaA	1,727	145,074
Metro AG	3,403	221,519
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,870	674,525
Puma AG Rudolf Dassler Sport	117	38,599
QIAGEN NV (a)	5,683	101,684
RWE AG	10,704	723,045
Salzgitter AG	1,012	65,552
SAP AG	21,970	1,086,758
Siemens AG Reg.	21,101	2,227,347
Suedzucker AG	1,409	31,511
ThyssenKrupp AG	8,747	285,230
TUI AG (a)	3,190	39,030
United Internet AG Reg.	3,537	57,187
Volkswagen AG	760	83,746
Wacker Chemie AG	429	79,157

		19,487,478

	Shares	Value
Common Stocks (Cont.)
Greece (0.27%)
Alpha Bank AE (a)	12,196	$76,481
Bank of Cyprus Public Company Ltd.	14,036	70,798
Bank of Cyprus Public Company Ltd. Rights (a)	14,036	8,611
Coca-Cola Hellenic Bottling Co. SA	4,956	130,803
EFG Eurobank Ergasias (a)	7,690	46,337
Hellenic Telecommunications
Organization SA	6,229	44,836
National Bank of Greece SA (a)	15,010	146,715
National Bank of Greece SA Rights Term 1 (a)	16,000	7,852
National Bank of Greece SA Rights Term 2 (a)	16,000	14,396
OPAP SA	5,900	93,301
Piraeus Bank SA (a)	7,659	37,901
Public Power Corp. SA	2,789	43,458

		721,489

Hong Kong (2.63%)
ASM Pacific Technology Ltd.	4,500	40,135
Bank of East Asia Ltd.	38,425	162,687
BOC Hong Kong Holdings Ltd.	94,000	298,034
Cathay Pacific Airways Ltd.	29,000	78,678
Cheung Kong Holdings Ltd.	36,000	545,648
Cheung Kong Infrastructure
Holdings Ltd.	12,000	47,636
CLP Holdings Ltd.	48,783	389,504
Esprit Holdings Ltd.	30,228	164,019
Foxconn International Holdings Ltd. (a)	53,000	38,936
Hang Lung Group Ltd.	19,000	124,033
Hang Lung Properties Ltd.	52,000	254,007
Hang Seng Bank Ltd.	19,874	292,263
Henderson Land Development Co. Ltd.	27,926	198,858
Hong Kong & China Gas Co. Ltd.	108,965	275,823
Hong Kong Exchanges & Clearing Ltd.	26,500	521,881
Hongkong Electric Holdings Ltd.	36,500	221,808
Hopewell Holdings Ltd.	16,000	51,760
Hutchison Whampoa Ltd.	55,210	515,180
Hysan Development Co. Ltd.	17,000	60,911
Kerry Properties Ltd.	18,000	97,901
Li & Fung Ltd.	59,000	331,924
Lifestyle International Holdings Ltd.	14,000	34,572
Link REIT, The	55,500	164,522
Mongolia Energy Corp. Ltd. (a)	75,000	31,126
MTR Corp.	36,500	138,071
New World Development Co. Ltd.	67,800	136,669
NWS Holdings Ltd.	23,000	45,118
Orient Overseas International Ltd.	5,100	40,688
PCCW Ltd.	81,000	29,336
Sands China Ltd. (a)	53,600	96,301
Shangri-La Asia Ltd.	32,271	73,452
Sino Land Co. Ltd.	42,000	86,936

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Sun Hung Kai Properties Ltd.	36,000	$621,742
Swire Pacific Ltd. Class A	20,000	275,556
Television Broadcasts Ltd.	8,000	45,677
Wharf Holdings Ltd.	35,503	228,333
Wheelock and Co. Ltd.	22,000	73,580
Wing Hang Bank Ltd.	4,500	53,967
Wynn Macau Ltd. (a)	34,000	58,895
Yue Yuen Industrial Holdings Ltd.	15,500	57,434

		7,003,601

Ireland (0.23%)
Anglo Irish Bank
Corporation Ltd. (a) (b)	20,760	0
CRH PLC (Dublin)	18,198	298,693
Elan Corp. PLC (a)	13,286	74,731
Governor and Company of the Bank of Ireland, The (a)	88,073	74,441
Kerry Group PLC Class A	3,471	121,774
Ryanair Holdings PLC	10,018	53,549

		623,188

Israel (0.82%)
Bank Hapoalim B.M. (a)	25,304	115,808
Bank Leumi Le-Israel (a)	30,149	140,051
Bezeq Israeli Telecommunication Corporation Ltd.	43,805	109,200
Cellcom Israel Ltd.	1,158	35,353
Delek Group Ltd.	101	27,729
Discount Investment Corp. Reg.	734	14,654
Elbit Systems Ltd.	535	28,510
Israel Chemicals Ltd.	11,833	166,917
Israel Corporation Ltd., The (a)	66	63,057
Israel Discount Bank Class A (a)	13,063	25,912
Makhteshim-Agan Industries Ltd. (a)	6,576	24,373
Mizrahi Tefahot Bank Ltd.	2,895	26,825
NICE Systems Ltd. (a)	1,480	45,590
Ormat Industries Ltd.	600	4,958
Partner Communications Company Ltd.	2,039	37,786
Teva Pharmaceutical Industries Ltd.	24,033	1,305,109

		2,171,832

Italy (2.83%)
A2A SpA	25,263	38,745
Assicurazioni Generali SpA	29,788	599,788
Atlantia SpA	6,065	125,675
Autogrill SpA (a)	3,167	39,720
Banca Carige SpA	15,801	36,792
Banca Monte Dei Paschi di Siena SpA (a)	54,945	76,102
Banca Popolare di Milano Scarl	10,139	48,377
Banco Popolare Societa Cooperativa	17,249	103,230
Enel SpA	168,601	898,695
Eni SpA	66,712	1,439,662
EXOR SpA	1,697	39,328

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Fiat SpA	19,472	$300,492
Finmeccanica SpA	10,285	122,193
Intesa Sanpaolo	199,034	646,451
Intesa Sanpaolo RSP	23,945	61,663
Luxottica Group SpA	2,830	77,391
Mediaset SpA	17,616	124,878
Mediobanca SpA (a)	12,206	113,484
Mediolanum SpA	5,139	22,856
Parmalat SpA	44,332	113,740
Pirelli & Co. SpA	4,441	36,144
Prysmian SpA	4,905	89,602
Saipem SpA	6,850	274,358
Snam Rete Gas SpA	36,930	187,031
Telecom Italia RNC SpA	157,866	177,872
Telecom Italia SpA	242,875	339,377
Tenaris SA	12,328	236,463
Terna - Rete Elettrica Nationale SpA	34,180	145,263
UBI Banca - Unione di Banche
Italiane ScpA	14,783	143,287
UniCredit SpA	344,213	878,902

		7,537,561

Japan (20.95%)
77 Bank Ltd., The	10,000	50,671
ABC-Mart Inc.	600	18,471
Acom Co. Ltd.	940	14,222
Advantest Corp.	3,980	79,190
Aeon Co. Ltd.	15,500	166,363
Aeon Credit Service Co. Ltd.	2,100	22,615
Aeon Mall Co. Ltd.	1,900	46,180
Air Water Inc.	4,000	47,532
Aisin Seiki Co. Ltd.	4,700	146,608
Ajinomoto Co. Inc.	16,000	156,588
Alfresa Holdings Corp.	800	34,116
All Nippon Airways Co. Ltd. (a)	22,000	81,433
Amada Co. Ltd.	8,000	54,816
Aozora Bank Ltd.	12,000	17,681
Asahi Breweries Ltd.	9,800	196,047
Asahi Glass Co. Ltd.	27,000	275,240
Asahi Kasei Corp.	33,000	181,840
ASICS Corp.	3,000	30,582
Astellas Pharma Inc.	11,351	409,958
Bank of Kyoto Ltd., The	8,000	64,878
Bank of Yokohama Ltd., The	28,000	130,810
Benesse Holdings Inc.	1,900	91,495
Bridgestone Corp.	16,400	298,807
Brother Industries Ltd.	6,200	76,572
Canon Inc.	28,800	1,343,747
Canon Marketing Japan Inc.	2,000	27,528
Casio Computer Co. Ltd.	7,000	51,905
Central Japan Railway Co.	38	279,492
Chiba Bank Ltd., The	19,000	110,841
Chiyoda Corp.	4,000	32,726
Chubu Electric Power Co. Inc.	16,700	412,699
Chugai Pharmaceutical Co. Ltd.	5,300	97,391
Chugoku Bank Ltd., The	4,000	48,634

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugoku Electric Power Company Inc., The	7,300	$144,024
Chuo Mitsui Trust Holdings Inc.	25,000	82,954
Citizen Holdings Co. Ltd.	5,900	35,408
Coca-Cola West Co. Ltd.	1,700	28,673
Cosmo Oil Co. Ltd.	15,000	39,171
Credit Saison Co. Ltd.	3,800	50,800
Dai Nippon Printing Co. Ltd.	14,000	170,891
Daicel Chemical Industries Ltd.	8,000	53,857
Daido Steel Co. Ltd.	7,000	34,044
Daihatsu Motor Co. Ltd.	5,000	66,902
Dai-ichi Life Insurance Company Ltd.	202	243,910
Daiichi Sankyo Co. Ltd.	17,113	348,082
Daikin Industries Ltd.	6,000	225,683
Dainippon Sumitomo Pharma Co. Ltd.	3,700	30,981
Daito Trust Construction Co. Ltd.	2,000	119,550
Daiwa House Industry Co. Ltd.	12,000	120,747
Daiwa Securities Group Inc.	44,000	177,623
DeNA Co. Ltd.	1,800	56,687
Denki Kagaku Kogyo KK	11,000	47,305
Denso Corp.	12,600	373,563
Dentsu Inc.	4,000	92,669
Dowa Holdings Co. Ltd.	7,300	43,461
East Japan Railway Co.	8,800	531,289
Eisai Co. Ltd.	6,400	223,785
Electric Power Development Co. Ltd.	2,980	89,600
Elpida Memory Inc. (a)	4,700	54,049
FamilyMart Co. Ltd.	1,500	53,779
Fanuc Ltd.	4,900	623,946
Fast Retailing Co. Ltd.	1,300	183,134
Fuji Electric Holdings Co. Ltd.	15,000	39,351
Fuji Heavy Industries Ltd.	16,000	101,965
Fuji Media Holdings Inc.	9	11,460
FUJIFILM Holdings Corp.	11,700	387,524
Fujitsu Ltd.	47,000	329,923
Fukuoka Financial Group Inc.	21,000	84,020
Furukawa Electric Co. Ltd.	15,000	56,421
GS Yuasa Corp.	10,000	70,316
Gunma Bank Ltd.	11,000	57,583
Hachijuni Bank Ltd., The	11,000	57,451
Hakuhodo DY Holdings Inc.	590	28,553
Hamamatsu Photonics K.K.	1,800	58,713
Hankyu Hanshin Holdings Inc.	28,000	134,499
Hino Motors Ltd.	8,000	38,620
Hirose Electric Co. Ltd.	800	80,594
Hiroshima Bank Ltd., The	14,000	57,020
Hisamitsu Pharmaceutical Co. Inc.	1,700	69,442
Hitachi Chemical Co. Ltd.	2,500	46,658
Hitachi Construction Machinery Co. Ltd.	2,400	51,893
Hitachi High-Technologies Corp.	2,000	36,895
Hitachi Ltd.	115,000	502,815
Hitachi Metals Ltd.	4,000	47,101
Hokkaido Electric Power Co. Inc.	4,800	95,563
Hokuhoku Financial Group Inc.	32,000	58,649
Hokuriku Electric Power Co.	4,500	102,743
Honda Motor Co. Ltd.	42,400	1,504,926

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hoya Corp.	10,800	$263,273
Ibiden Co. Ltd.	3,200	81,227
Idemitsu Kosan Co. Ltd.	600	51,461
IHI Corp.	33,000	63,249
INPEX Corp.	55	258,924
Isetan Mitsukoshi Holdings Ltd.	9,080	94,302
Isuzu Motors Ltd.	30,000	115,716
Ito En Ltd.	1,600	26,277
Itochu Corp.	38,800	355,093
Itochu Techno-Solutions Corp.	800	26,124
Iyo Bank Ltd., The	7,000	56,768
J. Front Retailing Co. Ltd.	11,400	52,985
JAFCO Co. Ltd.	1,000	23,610
Japan Petroleum Exploration Co.	900	33,906
Japan Prime Realty Investment Corp.	16	35,228
Japan Real Estate Investment Corp.	13	118,196
Japan Retail Fund Investment Corp.	40	56,301
Japan Steel Works Ltd., The	7,000	65,908
Japan Tobacco Inc.	114	379,499
JFE Holdings Inc.	11,900	363,928
JGC Corp.	5,000	86,787
Joyo Bank Ltd., The	16,000	69,765
JS Group Corp.	6,200	121,579
JSR Corp.	5,000	85,110
JTEKT Corp.	5,100	46,980
Jupiter Telecommunications Co. Ltd.	53	57,139
JX Holdings Inc.	56,700	328,735
Kajima Corp.	20,000	48,155
Kamigumi Co. Ltd.	7,000	51,988
Kaneka Corp.	8,000	48,012
Kansai Electric Power Company Inc., The	19,500	473,485
Kansai Paint Co. Ltd.	4,000	34,068
Kao Corp.	14,000	341,112
Kawasaki Heavy Industries Ltd.	36,000	102,204
Kawasaki Kisen Kaisha Ltd.	16,000	60,182
KDDI Corp.	76	363,704
Keihin Electric Express Railway Co. Ltd.	12,000	116,004
Keio Corp.	15,000	103,138
Keisei Electric Railway Co. Ltd.	8,000	51,366
Keyence Corp.	1,064	231,460
Kikkoman Corp.	4,000	44,130
Kinden Corp.	4,000	36,128
Kintetsu Corp.	41,000	138,500
Kirin Holdings Co. Ltd.	21,000	298,095
Kobe Steel Ltd.	66,000	154,959
Koito Manufacturing Company Ltd.	2,000	30,666
Komatsu Ltd.	24,100	559,485
Konami Corp.	2,600	45,908
Konica Minolta Holdings Inc.	12,500	121,885
Kubota Corp.	28,000	256,253
Kuraray Co. Ltd.	9,000	113,632
Kurita Water Industries Ltd.	3,000	83,265
Kyocera Corp.	4,200	396,957
Kyowa Hakko Kirin Co. Ltd.	6,000	59,439
Kyushu Electric Power Co. Inc.	9,600	219,185

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Lawson Inc.	1,600	$73,311
Mabuchi Motor Co. Ltd.	600	30,690
Makita Corp.	2,700	85,612
Marubeni Corp.	42,000	237,470
Marui Group Co. Ltd.	6,400	47,916
Maruichi Steel Tube Ltd.	1,100	21,083
Matsui Securities Co. Ltd.	2,700	15,104
Mazda Motor Corp.	40,000	96,310
McDonald’s Holdings Company Ltd. (Japan)	1,800	43,340
MEDIPAL HOLDINGS CORP.	3,300	41,942
MEIJI Holdings Company Ltd.	1,719	80,926
Minebea Co. Ltd.	10,000	51,509
Mitsubishi Chemical Holdings Corp.	31,000	157,451
Mitsubishi Corp.	34,200	811,574
Mitsubishi Electric Corp.	49,000	421,442
Mitsubishi Estate Co. Ltd.	30,000	488,021
Mitsubishi Gas Chemical Co. Inc.	11,000	63,908
Mitsubishi Heavy Industries Ltd.	79,000	291,471
Mitsubishi Logistics Corp.	3,000	35,973
Mitsubishi Materials Corp. (a)	28,000	80,498
Mitsubishi Motors Corp. (a)	99,000	129,264
Mitsubishi Tanabe Pharma Corp.	6,000	97,748
Mitsubishi UFJ Financial Group Inc.	326,460	1,521,238
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	49,925
Mitsui & Co. Ltd.	44,600	663,551
Mitsui Chemicals Inc.	19,000	51,210
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	47,544
Mitsui Fudosan Co. Ltd.	21,000	354,193
Mitsui Mining & Smelting Co. Ltd.	17,000	48,670
Mitsui OSK Lines Ltd.	30,000	188,668
Mitsui Sumitomo Insurance Group Holdings Inc.	13,900	319,194
Mitsumi Electric Co. Ltd.	2,300	35,266
Mizuho Financial Group Inc.	512,900	749,566
Mizuho Securities Co. Ltd.	16,000	36,608
Mizuho Trust & Banking Co. Ltd. (a)	40,000	33,541
Murata Manufacturing Co. Ltd.	5,200	274,078
Namco Bandai Holdings Inc.	4,900	45,431
NEC Corp.	67,000	178,174
NGK Insulators Ltd.	6,000	99,689
NGK Spark Plug Co. Ltd.	4,000	53,522
NHK Spring Co. Ltd.	4,000	33,110
Nidec Corp.	2,700	239,986
Nikon Corp.	8,500	157,619
Nintendo Co. Ltd.	2,500	624,701
Nippon Building Fund Inc.	14	122,592
Nippon Electric Glass Co. Ltd.	9,000	122,688
Nippon Express Co. Ltd.	22,000	83,541
Nippon Meat Packers Inc.	5,000	61,212
Nippon Paper Group Inc.	2,500	62,560
Nippon Sheet Glass Co. Ltd.	17,000	37,063
Nippon Steel Corp.	132,000	449,066
Nippon Telegraph & Telephone Corp.	13,400	585,086
Nippon Yusen Kabushiki Kaish	38,000	155,678

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nishi-Nippon City Bank Ltd., The	19,000	$54,396
Nissan Chemical Industries Ltd.	4,000	45,089
Nissan Motor Co. Ltd.	63,400	553,649
Nissha Printing Company Ltd.	700	15,907
Nisshin Seifun Group Inc.	4,500	59,134
Nisshin Steel Co. Ltd.	18,000	32,127
Nisshinbo Holdings Inc.	2,000	20,053
Nissin Foods Holdings Co. Ltd.	1,600	57,786
Nitori Holdings Co. Ltd.	850	71,071
Nitto Denko Corp.	4,200	164,267
NKSJ Holdings Inc. (a)	36,000	225,970
NOK Corp.	2,500	43,513
Nomura Holdings Inc.	89,900	435,069
Nomura Real Estate Holdings Inc.	2,700	38,327
Nomura Real Estate Office Fund Inc.	7	38,866
Nomura Research Institute Ltd.	2,500	46,987
NSK Ltd.	11,000	74,581
NTN Corp.	12,000	51,749
NTT Data Corp.	32	101,160
NTT DoCoMo Inc.	392	652,707
NTT Urban Development Corp.	35	29,432
Obayashi Corp.	18,000	71,586
OBIC Co. Ltd.	170	32,135
Odakyu Electric Railway Co. Ltd.	15,000	138,716
Oji Paper Co. Ltd.	21,000	92,825
Olympus Corp.	5,600	146,641
Omron Corp.	5,500	124,916
Ono Pharmaceutical Co. Ltd.	2,200	95,795
Oracle Corp. Japan	900	42,855
Oriental Land Co. Ltd.	1,200	111,835
Orix Corp.	2,690	205,585
Osaka Gas Co. Ltd.	51,000	183,888
OTSUKA Corp.	400	26,545
Panasonic Corp.	50,000	677,408
Panasonic Electric Works Co. Ltd.	9,114	120,858
Rakuten Inc.	189	138,331
Resona Holdings Inc.	16,100	144,453
Ricoh Co. Ltd.	17,000	239,686
RINNAI Corp.	800	47,053
Rohm Co. Ltd.	2,600	160,398
Sankyo Co. Ltd.	1,400	74,126
Santen Pharmaceutical Co. Ltd.	1,800	62,336
Sanyo Electric Co. Ltd. (a)	50,000	82,655
Sapporo Hokuyo Holdings Inc.	8,000	36,991
Sapporo Holdings Ltd.	7,000	32,786
SBI Holdings Inc.	467	58,571
Secom Co. Ltd.	5,500	248,383
Sega Sammy Holdings Inc.	4,568	69,822
Seiko Epson Corp.	3,700	56,067
Sekisui Chemical Co. Ltd.	12,000	72,592
Sekisui House Ltd.	15,000	134,763
Senshu Ikeda Holdings Inc.	11,100	16,621
Seven & I Holdings Co. Ltd.	19,240	450,808
Seven Bank Ltd.	10	17,908
Sharp Corp.	26,000	258,816
Shikoku Electric Power Co. Inc.	4,500	129,103

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shimadzu Corp.	6,000	$46,143
Shimamura Co. Ltd.	600	55,702
Shimano Inc.	1,700	90,010
Shimizu Corp.	17,000	62,925
Shin-Etsu Chemical Co. Ltd.	10,500	511,290
Shinko Electric Industries Co. Ltd.	1,900	21,007
Shinsei Bank Ltd. (a)	16,000	11,308
Shionogi & Co. Ltd.	8,000	146,430
Shiseido Co. Ltd.	9,000	202,036
Shizuoka Bank Ltd., The	16,000	137,805
Showa Denko K.K.	36,000	68,999
Showa Shell Sekiyu K.K.	5,200	39,741
SMC Corp.	1,400	184,643
Softbank Corp.	20,400	667,374
Sojitz Corp.	33,000	59,296
Sony Corp.	25,700	794,582
Sony Financial Holdings Inc.	21	68,424
Square Enix Holdings Co. Ltd.	1,400	31,378
Stanley Electric Co. Ltd.	3,500	55,762
SUMCO Corp. (a)	3,300	51,469
Sumitomo Chemical Co. Ltd.	41,000	179,756
Sumitomo Corp.	29,100	375,079
Sumitomo Electric Industries Ltd.	19,100	232,916
Sumitomo Heavy Industries Ltd.	14,000	72,113
Sumitomo Metal Industries Ltd.	88,000	222,425
Sumitomo Metal Mining Co. Ltd.	13,000	198,551
Sumitomo Mitsui Financial Group Inc.	34,500	1,005,079
Sumitomo Realty & Development Co. Ltd.	9,000	185,973
Sumitomo Rubber Industries Ltd.	4,900	47,838
Sumitomo Trust & Banking Co. Ltd.	36,000	180,259
Suruga Bank Ltd.	6,000	52,899
Suzuken Co. Ltd.	1,640	54,280
Suzuki Motor Corp.	8,400	176,694
Sysmex Corp.	900	62,422
T&D Holdings Inc.	7,000	145,903
Taiheiyo Cement Corp. (a)	26,000	30,522
Taisei Corp.	28,000	57,690
Taisho Pharmaceutical Co. Ltd.	3,000	60,697
Taiyo Nippon Sanso Corp.	6,000	51,030
Takashimaya Co. Ltd.	6,000	46,287
Takeda Pharmaceutical Co. Ltd.	19,200	882,032
TDK Corp.	3,200	178,438
Teijin Ltd.	26,000	85,961
Terumo Corp.	4,300	228,186
THK Co. Ltd.	2,900	54,332
Tobu Railway Co. Ltd.	21,000	120,999
Toho Co. Ltd.	2,700	43,437
Toho Gas Co. Ltd.	11,000	54,420
Tohoku Electric Power Co. Inc.	11,200	247,667
Tokio Marine Holdings Inc.	18,500	499,066
Tokuyama Corp.	6,000	30,474
Tokyo Electric Power Company Inc., The	31,200	760,939
Tokyo Electron Ltd.	4,300	215,567
Tokyo Gas Co. Ltd.	62,000	281,481
Tokyo Steel Manufacturing Co. Ltd.	3,000	35,398

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tokyo Tatemono Co. Ltd.	8,000	$30,666
Tokyu Corp.	28,000	123,766
Tokyu Land Corp.	12,000	49,736
TonenGeneral Sekiyu KK	7,000	64,818
Toppan Printing Co. Ltd.	14,000	109,511
Toray Industries Inc.	37,000	206,097
Toshiba Corp.	104,000	503,306
Tosoh Corp.	14,000	37,734
Toto Ltd.	7,000	47,964
Toyo Seikan Kaisha Ltd.	3,800	68,462
Toyo Suisan Kaisha Ltd.	2,000	41,231
Toyoda Gosei Co. Ltd.	1,600	35,266
Toyota Boshoku Corp.	1,900	31,614
Toyota Industries Corp.	4,600	122,825
Toyota Motor Corp.	70,500	2,531,852
Toyota Tsusho Corp.	5,200	76,617
Trend Micro Inc.	2,700	80,567
Tsumura & Co.	1,500	46,646
UBE Industries Ltd.	23,000	50,970
Unicharm Corp.	3,300	132,822
UNY Co. Ltd.	5,000	39,530
Ushio Inc.	3,000	50,491
USS Co. Ltd.	520	38,807
West Japan Railway Co.	45	161,392
Yahoo! Japan Corp.	373	128,861
Yakult Honsha Co. Ltd.	2,700	83,380
Yamada Denki Co. Ltd.	2,130	132,168
Yamaguchi Financial Group Inc.	6,000	56,564
Yamaha Corp.	4,200	48,752
Yamaha Motor Co. Ltd. (a)	6,700	100,564
Yamato Holdings Co. Ltd.	9,700	117,357
Yamato Kogyo Co. Ltd.	1,200	29,066
Yamazaki Baking Co. Ltd.	3,000	36,584
Yaskawa Electric Corp.	6,000	48,371
Yokogawa Electric Corp.	6,000	40,824

		55,727,923

Netherlands (2.88%)
Aegon NV (a)	39,607	237,305
Akzo Nobel NV	5,988	369,423
ArcelorMittal	21,935	722,454
ASML Holding NV - NY Reg.	11,158	333,276
Corio NV	1,331	90,996
Delta Lloyd NV	2,125	39,717
Fugro NV	1,643	108,038
Heineken Holding NV	3,048	133,340
Heineken NV	6,338	328,676
ING Groep NV (a)	98,278	1,019,569
Koninklijke Ahold NV	30,370	409,382
Koninklijke Boskalis Westminster NV CVA	1,547	64,924
Koninklijke DSM NV	3,877	198,622
Koninklijke KPN NV	41,318	639,027
Koninklijke Philips Electronics NV	25,157	790,678
Koninklijke Vopak NV	1,674	79,896
Randstad Holding NV (a)	2,743	124,615

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Reed Elsevier NV	17,775	$224,144
SBM Offshore NV	4,013	76,043
TNT NV	9,708	260,851
Unilever NV CVA	41,899	1,252,330
Wolters Kluwer - CVA	7,669	161,003

		7,664,309

New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	40,979
Contact Energy Ltd. (a)	8,946	37,150
Fletcher Building Ltd.	13,804	81,632
Sky City Entertainment Group Ltd.	12,916	26,818
Telecom Corp. of New Zealand Ltd.	49,904	73,961

		260,540

Norway (0.79%)
Aker Solutions ASA	3,887	56,344
DnB NOR ASA	24,631	335,260
Norsk Hydro ASA	23,201	140,047
Orkla ASA	19,359	178,410
Renewable Energy Corp. AS (a)	13,308	45,075
Seadrill Ltd.	7,117	205,602
Statoil ASA	28,486	594,311
Telenor ASA	21,640	338,887
Yara International ASA	4,797	216,965

		2,110,901

Portugal (0.28%)
Banco Comercial Portugues SA - R	63,318	55,157
Banco Espirito Santo SA Reg.	14,273	66,059
Brisa Auto-Estradas de Portugal SA	5,744	37,038
CIMPOR-Cimentos de Portugal
SGPS SA	5,105	32,862
EDP Renovaveis SA (a)	5,727	32,400
Energias de Portugal SA	44,691	153,165
Galp Energia SGPS SA B Shares	5,425	93,629
Jeronimo Martins SGPS SA	6,111	81,725
Portugal Telecom SGPS SA	14,751	196,870

		748,905

Singapore (1.70%)
Ascendas Real Estate Investment Trust	38,000	63,280
Capitaland Ltd.	65,692	202,806
Capitamall Trust	57,000	93,187
CapitaMalls Asia Ltd.	37,000	60,771
City Developments Ltd.	13,031	126,436
Comfortdelgro Corp. Ltd.	54,000	62,414
Cosco Corp. Singapore Ltd.	22,000	29,610
DBS Group Holdings Ltd.	44,667	478,223
Fraser and Neave Ltd.	23,500	116,151
Genting Singapore PLC (a)	159,400	225,446
Golden Agri-Resources Ltd.	166,702	72,253
Jardine Cycle & Carriage Ltd.	3,015	90,099

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Keppel Corp. Ltd.	33,002	$225,350
Keppel Land Ltd.	15,000	46,194
Neptune Orient Lines Ltd. (a)	22,750	34,252
Noble Group Ltd.	76,654	110,164
Olam International Ltd.	30,900	76,598
Oversea-Chinese Banking Corporation Ltd.	63,000	423,960
Sembcorp Industries Ltd.	25,200	83,546
Sembcorp Marine Ltd.	21,200	63,353
Singapore Airlines Ltd.	14,000	173,736
Singapore Exchange Ltd.	23,000	157,752
Singapore Press Holdings Ltd.	40,200	129,914
Singapore Technologies Engineering Ltd.	43,381	110,836
Singapore Telecommunications Ltd.	203,150	485,051
StarHub Ltd.	12,000	23,542
United Overseas Bank Ltd.	31,616	440,427
UOL Group Ltd.	12,461	43,871
Wilmar International Ltd.	50,000	228,500
Yangzijiang Shipbuilding Holdings Ltd.	36,000	48,179

		4,525,901

Spain (3.72%)
Abertis Infraestructuras SA	7,373	137,401
Acciona SA	637	53,805
Acerinox SA	2,419	43,052
ACS Actividades de Construccion y Servicios SA	3,726	186,036
Banco Bilbao Vizcaya Argentaria SA	91,219	1,231,730
Banco de Sabadell SA	24,265	121,533
Banco de Valencia SA	5,768	32,868
Banco Popular Espanol SA	21,655	137,274
Banco Santander SA (London)	4,542	57,829
Banco Santander SA (Madrid)	206,106	2,617,835
Bankinter SA	7,641	53,093
Criteria Caixacorp SA	20,830	109,412
Enagas	4,823	97,737
Ferrovial SA	11,373	106,344
Fomento de Construcciones y Contratas SA	878	24,274
Gamesa Corp Tecnologica SA (a)	4,872	34,105
Gas Natural SDG SA	5,580	83,182
Gestevision Telecinco SA	2,804	30,886
Grifols SA	3,546	50,855
Iberdrola Renovables SA	21,393	71,102
Iberdrola SA	102,162	785,914
Iberia Lineas Aereas de Espana SA (a)	12,205	47,104
Indra Sistemas SA	2,184	41,653
Industria de Diseno Textil SA	5,551	440,953
Mapfre SA	19,111	58,150
Red Electrica Corporacion SA	2,582	121,419
Repsol YPF SA	18,437	474,912
Telefonica SA	105,130	2,603,381

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Zardoya Otis SA	2,691	$48,167

		9,902,006

Sweden (3.14%)
Alfa Laval AB	8,487	148,704
Assa Abloy AB Class B	7,841	197,760
Atlas Copco AB Class A	17,567	339,072
Atlas Copco AB Class B	10,051	176,853
Boliden AB	5,687	86,144
Electrolux AB Series B	6,176	152,101
Getinge AB B Shares	5,002	116,880
Hennes & Mauritz AB (H&M) B Shares	26,157	947,269
Hexagon AB B Shares	5,102	109,453
Holmen AB Class B	1,472	45,403
Husqvarna AB B Shares	10,537	78,007
Investor AB B Shares	11,720	238,039
Kinnevik Investment AB B Shares	5,005	105,961
Millicom International Cellular SA SDR	1,961	187,071
Modern Times Group B Shares	1,359	101,315
Nordea Bank AB	82,751	861,843
Ratos AB B Shares	2,229	76,986
Sandvik AB	25,607	392,443
Scania AB Class B	8,452	186,586
Securitas AB Class B	8,524	91,812
Skandinaviska Enskilda Banken AB Class A	36,610	271,465
Skanska AB Class B	10,525	192,844
SKF AB B Shares	9,811	225,612
SSAB Svenskt Stal AB Series A	4,561	72,742
SSAB Svenskt Stal AB Series B	2,163	30,373
Svenska Cellulosa AB B Shares	15,114	229,837
Svenska Handelsbanken AB A Shares	12,462	408,414
Swedbank AB - A Shares (a)	17,439	241,779
Swedish Match AB	5,780	154,182
Tele2 AB Class B	8,000	167,944
Telefonaktiebolaget LM Ericsson B Shares	76,954	844,852
TeliaSonera AB	57,657	467,049
Volvo AB B Shares (a)	28,339	416,234

		8,363,029

Switzerland (7.72%)
ABB Ltd. Reg. (a)	56,673	1,194,421
Actelion Ltd. Reg. (a)	2,690	107,775
Adecco SA Reg.	3,203	167,378
Aryzta AG	2,151	94,126
Baloise Holding AG Reg.	1,240	111,804
Compagnie Financiere Richemont SA Class A	13,476	648,806
Credit Suisse Group AG Reg.	28,861	1,233,564
GAM Holding Ltd. (a)	5,484	83,154
Geberit AG Reg.	1,002	178,446
Givaudan SA Reg.	200	204,345
Holcim Ltd. Reg.	6,241	400,760
Julius Baer Group Ltd.	5,231	190,417

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Kuehne & Nagel International AG Reg.	1,424	$170,999
Lindt & Spruengli AG	22	52,747
Lindt & Spruengli AG Reg.	3	83,804
Logitech International SA (a)	4,888	85,160
Lonza Group AG Reg.	1,147	97,991
Nestle SA	88,710	4,725,964
Nobel Biocare Holding AG Reg.	3,330	59,812
Novartis AG	53,997	3,096,454
Pargesa Holding SA	741	54,105
Roche Holding AG	17,952	2,451,695
Schindler Holding AG	1,267	135,900
Schindler Holding AG Reg.	459	49,046
SGS SA Reg	141	227,861
Sika AG	54	99,631
Sonova Holding AG Reg.	1,228	149,962
Straumann Holding AG	224	49,991
Swatch Group AG Reg., The	1,199	82,850
Swatch Group AG, The	800	300,982
Swiss Life Holding AG Reg. (a)	777	88,481
Swiss Reinsurance Company Ltd. Reg.	9,045	396,631
Swisscom AG	593	239,155
Syngenta AG Reg.	2,387	593,197
Synthes Inc.	1,453	167,975
UBS AG Reg. (a)	92,979	1,578,273
Zurich Financial Services AG	3,790	888,248

		20,541,910

United Kingdom (21.34%)
3i Group PLC	25,611	115,266
Admiral Group PLC	4,779	125,072
Aggreko PLC	6,856	169,090
AMEC PLC	8,246	127,723
Anglo American PLC	33,783	1,340,275
Antofagasta PLC	10,353	201,017
ARM Holdings PLC	34,471	212,378
Associated British Foods PLC	9,194	151,505
AstraZeneca PLC	36,915	1,875,099
Autonomy Corp. PLC (a)	5,440	154,933
Aviva PLC	71,860	450,298
Babcock International Group PLC	9,324	83,488
BAE Systems PLC	87,782	472,020
Balfour Beatty PLC	17,065	71,710
Barclays PLC	292,578	1,376,993
BG Group PLC	86,660	1,522,660
BHP Billiton PLC	56,509	1,797,592
BP PLC	480,588	3,229,699
British Airways PLC (a)	13,416	51,171
British American Tobacco PLC	51,199	1,909,774
British Land Co. PLC	22,868	167,043
British Sky Broadcasting Group PLC	29,434	326,208
BT Group PLC	199,438	438,616
Bunzl PLC	8,646	103,087
Burberry Group PLC	11,442	186,932
Cable & Wireless Worldwide PLC	69,125	79,867

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Cairn Energy PLC (a)	36,430	$259,586
Capita Group PLC	15,659	193,346
Capital Shopping Centres Group PLC	11,331	65,450
Carnival PLC	4,284	168,378
Centrica PLC	129,451	657,852
Cobham PLC	31,040	112,637
Compass Group PLC	48,344	402,881
Diageo PLC	64,178	1,104,956
Eurasian Natural Resources Corp.	6,649	95,937
Experian PLC	25,953	282,533
FirstGroup PLC	12,742	72,620
Fresnillo PLC	4,799	93,631
G4S PLC	37,156	148,606
GlaxoSmithKline PLC	132,891	2,618,874
Hammerson PLC	18,328	113,525
Home Retail Group PLC	22,941	74,238
HSBC Holdings PLC	447,947	4,538,734
ICAP PLC	13,524	91,672
Imperial Tobacco Group PLC	25,719	766,425
Inmarsat PLC	11,705	122,000
InterContinental Hotels Group PLC	7,640	136,339
International Power PLC	38,650	235,575
Intertek Group PLC	4,232	121,659
Invensys PLC	20,825	97,651
Investec PLC	11,241	89,793
ITV PLC (a)	84,820	79,480
J Sainsbury PLC	31,419	192,834
Johnson Matthey PLC	5,688	157,440
Kazakhmys PLC	5,697	129,945
Kingfisher PLC	60,914	224,105
Land Securities Group PLC	19,765	198,868
Legal & General Group PLC	148,146	240,868
Lloyds Banking Group PLC (a)	1,044,564	1,216,239
London Stock Exchange Group PLC	3,704	39,625
Lonmin PLC (a)	3,966	103,982
Man Group PLC	44,885	154,487
Marks & Spencer Group PLC	40,026	244,025
National Grid PLC	89,996	763,423
Next PLC	4,730	164,657
Old Mutual PLC	139,731	304,671
Pearson PLC	20,609	319,052
Petrofac Ltd.	6,369	137,369
Prudential PLC	65,527	655,190
Randgold Resources Ltd.	2,278	227,951
Reckitt Benckiser Group PLC	15,827	870,440
Reed Elsevier PLC	31,756	268,384
Resolution Ltd.	34,821	134,016
Rexam PLC	23,723	114,408
Rio Tinto PLC	37,052	2,165,807
Rolls-Royce Group PLC (a)	47,225	447,711
Royal Bank of Scotland Group PLC (a)	436,069	323,398
Royal Dutch Shell PLC Class A	90,742	2,731,192
Royal Dutch Shell PLC Class B	69,013	2,013,220
RSA Insurance Group PLC	89,228	183,200
SABMiller PLC	24,498	783,340
Sage Group PLC, The	35,079	152,257

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Schroders PLC	2,872	$64,877
Scottish & Southern Energy PLC	23,545	413,513
SEGRO PLC	19,511	83,674
Serco Group PLC	12,777	123,439
Severn Trent PLC	5,910	121,713
Shire Ltd.	14,380	323,934
Smith & Nephew PLC	23,422	213,587
Smiths Group PLC	9,834	188,314
Standard Chartered PLC	52,089	1,494,153
Standard Life PLC	57,413	208,519
Tesco PLC	204,868	1,364,547
Thomas Cook Group PLC	23,012	62,105
Tui Travel PLC	14,474	48,749
Tullow Oil PLC	22,854	457,383
Unilever PLC	32,837	949,655
United Utilities Group PLC	18,193	163,760
Vedanta Resources PLC	3,155	107,301
Vodafone Group PLC	1,347,707	3,325,983
Whitbread PLC	4,390	111,995
William Morrison Supermarkets PLC	53,620	249,073
Wolseley PLC (a)	7,428	186,582
WPP PLC	31,954	353,634
Xstrata PLC	52,392	1,002,445

		56,764,933

Total Common Stocks
(cost $259,265,430)		261,786,615

Preferred Stocks (0.45%)
Germany (0.45%)
Bayerische Moteren Werke (BMW) AG PFD	1,396	65,114
Fresenius SE PFD	2,150	173,632
Henkel AG & Co. KGaA PFD	4,607	247,451
Porsche Automobil Holding SE PFD	2,245	111,173
RWE AG-Non Voting PFD	986	62,846
Volkswagen AG PFD	4,336	523,306

		1,183,522

Total Preferred Stocks
(cost $788,962)		1,183,522

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.12%)
State Street Bank & Trust Repurchase Agreement, (c) 0.010%, agreement date 09/30/2010, to be repurchased at $322,992 on 10/01/2010	$322,992	$322,992

Total Repurchase Agreement
(cost $322,992)		322,992

TOTAL INVESTMENTS (98.96%)
(cost $260,377,384)		263,293,129
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.04%)		2,775,102

NET ASSETS (100.00%)		$266,068,231

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of September 25, 2039 and a market value of $333,115 as of September 30, 2010.

(d)	At September 30, 2010, cash in the amount of $938,488 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$80,241,823	30.48%
British Pound	56,822,762	21.58
Japanese Yen	55,727,923	21.17
Australian Dollar	22,544,226	8.56
Swiss Franc	20,541,910	7.80
Swedish Krona	8,363,029	3.18
Hong Kong Dollar	7,003,601	2.66
Singapore Dollar	4,525,901	1.72
Danish Krone	2,655,689	1.01
Israeli Shekel	2,171,832	0.82
Norwegian Krone	2,110,901	0.80
United States Dollar	322,992	0.12
New Zealand Dollar	260,540	0.10

Total Investments	$263,293,129	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$64,862,116	24.38%
Industrials	32,274,894	12.13
Materials	27,405,488	10.30
Consumer Discretionary	27,387,957	10.29
Consumer Staples	27,364,115	10.28
Health Care	22,484,528	8.45
Energy	19,570,451	7.36
Telecommunication Services	15,180,536	5.71
Utilities	13,730,411	5.16
Information Technology	12,709,641	4.78

Total Stocks	262,970,137	98.84
Repurchase Agreement	322,992	0.12
Cash and Other Assets, Net of Liabilities	2,775,102	1.04

Net Assets	$266,068,231	100.00%

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Shares	Value
Registered Investment Companies (99.79%)
State Farm Variable Product Trust Bond Fund (a)	2,883,980	$31,262,347
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,959,153	46,005,353

Total Registered Investment Companies
(cost $78,479,617)		77,267,700

TOTAL INVESTMENTS (99.79%)
(cost $78,479,617)		77,267,700
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.21%)		159,971

NET ASSETS (100.00%)		$77,427,671

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (73.58%)
Agriculture, Foods, & Beverage (7.48%)
Campbell Soup Co.
6.750%, 02/15/2011	$1,000,000	$1,024,161
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,032,549
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,044,712
Hershey Co.
5.300%, 09/01/2011	500,000	522,206
ConAgra Foods Inc.
6.750%, 09/15/2011	106,000	111,709
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,050,260
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,068,363
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	544,640
General Mills Inc.
5.650%, 09/10/2012	500,000	545,022
HJ Heinz Co.
5.350%, 07/15/2013	500,000	552,260
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	553,536
Hershey Co.
5.450%, 09/01/2016	500,000	577,430
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,180,638
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,354,440
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,151,722

		13,313,648

Automotive (0.29%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	515,897

Banks (5.66%)
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,500,000
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	506,070
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,012,489
Wachovia Corp.
5.350%, 03/15/2011	500,000	509,160
Royal Bank of Canada
5.650%, 07/20/2011	500,000	520,684
Bank of America Corp.
5.375%, 08/15/2011	500,000	520,145
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,083,146
Wachovia Corp.
5.700%, 08/01/2013	500,000	553,821

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Mellon Funding Corp.
5.200%, 05/15/2014	$500,000	$557,552
US Bank NA
4.950%, 10/30/2014	500,000	553,236
Fifth Third Bank
4.750%, 02/01/2015	500,000	528,590
Wachovia Bank NA
5.600%, 03/15/2016	500,000	556,263
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	561,246
Bank of America NA
6.000%, 06/15/2016	500,000	543,840
Wachovia Corp.
5.750%, 06/15/2017	500,000	570,792

		10,077,034

Building Materials & Construction (2.36%)
Lafarge SA
6.150%, 07/15/2011	500,000	515,147
CRH America Inc.
5.625%, 09/30/2011	500,000	520,517
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,065,746
Masco Corp.
4.800%, 06/15/2015	500,000	491,702
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,119,613
Masco Corp.
5.850%, 03/15/2017	500,000	489,186

		4,201,911

Chemicals (2.78%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,002,982
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,071,017
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	538,700
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,178,948
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	558,228
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	602,274

		4,952,149

Commercial Service/Supply (0.90%)
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	510,895

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Pitney Bowes Inc.
5.750%, 09/15/2017	$1,000,000	$1,085,086

		1,595,981

Computers (0.67%)
International Business
Machines Corp.
5.700%, 09/14/2017	1,000,000	1,194,486

Consumer & Marketing (4.55%)
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,004,868
Avon Products Inc.
5.125%, 01/15/2011	500,000	506,726
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,018,260
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,034,621
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	524,064
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,110,361
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,135,220
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,143,435
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	610,468

		8,088,023

Electronic/Electrical Manufacturing (1.53%)
Emerson Electric Co.
5.750%, 11/01/2011	1,000,000	1,052,697
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,085,944
Emerson Electric Co.
5.125%, 12/01/2016	500,000	583,450

		2,722,091

Financial Services (5.16%)
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,001,388
American Express Credit
5.000%, 12/02/2010	1,000,000	1,006,989
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	520,516
American Express Co.
5.250%, 09/12/2011	500,000	520,207
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,087,522
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	552,320
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	549,064
5.375%, 10/20/2016	500,000	560,823
5.400%, 02/15/2017	500,000	550,698

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
John Deere Capital Corp.
5.500%, 04/13/2017	$500,000	$583,468
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	587,764
ProLogis
6.625%, 05/15/2018	500,000	492,811
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,160,437

		9,174,007

Health Care (8.57%)
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	1,000,742
Abbott Laboratories
5.600%, 05/15/2011	500,000	516,220
Johnson & Johnson
5.150%, 08/15/2012	500,000	542,306
AstraZeneca PLC
5.400%, 09/15/2012	500,000	544,754
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,077,188
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,091,308
Schering-Plough Corp.
5.300%, 12/01/2013	500,000	563,318
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,141,002
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,061,464
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	567,608
Abbott Laboratories
5.875%, 05/15/2016	500,000	600,812
Baxter International Inc.
5.900%, 09/01/2016	500,000	602,425
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,159,393
Wyeth
5.450%, 04/01/2017	500,000	582,450
Amgen Inc.
5.850%, 06/01/2017	500,000	596,880
Johnson & Johnson
5.550%, 08/15/2017	500,000	603,157
AstraZeneca PLC
5.900%, 09/15/2017	500,000	601,848
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	607,472
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	594,390
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,188,012

		15,242,749

Machinery & Manufacturing (3.87%)
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,012,831

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Inc.
6.550%, 05/01/2011	$1,000,000	$1,036,118
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	522,182
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	816,268
Caterpillar Inc.
5.700%, 08/15/2016	500,000	599,752
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,139,364
Honeywell International Inc.
5.300%, 03/15/2017	500,000	580,836
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,179,267

		6,886,618

Media & Broadcasting (1.89%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,043,389
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,122,697
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,202,422

		3,368,508

Mining & Metals (3.37%)
Alcan Inc.
6.450%, 03/15/2011	500,000	512,590
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	529,510
BHP Finance USA
4.800%, 04/15/2013	1,000,000	1,087,287
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,101,311
Alcan Inc.
5.000%, 06/01/2015	500,000	554,366
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,037,712
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	570,441
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	602,956

		5,996,173

Oil & Gas (4.07%)
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,557,396
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,059,018
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	589,611
Apache Corp.
5.625%, 01/15/2017	500,000	578,118
Shell International Finance
5.200%, 03/22/2017	500,000	576,339

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Canadian National Resources
5.700%, 05/15/2017	$500,000	$575,315
Weatherford International Inc.
6.350%, 06/15/2017	500,000	560,420
EOG Resources Inc.
5.875%, 09/15/2017	500,000	588,918
Husky Energy Inc.
6.200%, 09/15/2017	500,000	573,352
ConocoPhillips
5.200%, 05/15/2018	500,000	574,308

		7,232,795

Retailers (5.75%)
Home Depot Inc.
5.200%, 03/01/2011	500,000	509,383
CVS Corp.
5.750%, 08/15/2011	500,000	520,975
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,066,765
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	544,796
Walgreen Co.
4.875%, 08/01/2013	500,000	554,698
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,151,323
Target Corp.
5.875%, 07/15/2016	1,000,000	1,197,455
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	589,438
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,158,861
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,182,095
Target Corp.
5.375%, 05/01/2017	500,000	582,676
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	573,792
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	601,496

		10,233,753

Telecom & Telecom Equipment (4.47%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,005,260
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,017,668
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,018,250
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	511,194
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,033,440
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,091,202

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
BellSouth Corp.
5.200%, 09/15/2014	$1,000,000	$1,124,543
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,145,334

		7,946,891

Utilities & Energy (10.21%)
Southern California Gas
4.375%, 01/15/2011	1,000,000	1,010,563
Appalachian Power Co.
5.550%, 04/01/2011	500,000	511,031
Duke Energy Corp.
6.250%, 01/15/2012	500,000	535,138
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	538,421
Appalachian Power Co.
5.650%, 08/15/2012	500,000	536,363
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	541,664
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,102,689
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,159,184
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,163,020
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	593,276
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	587,717
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,161,460
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,177,797
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,125,542
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	572,576
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,131,653
Union Electric Co.
6.400%, 06/15/2017	500,000	588,547
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	594,318
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	592,314
Florida Power Corp.
5.800%, 09/15/2017	500,000	595,206
Virginia Electric & Power
5.950%, 09/15/2017	500,000	596,432
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	571,293
Florida Power Corp.
5.650%, 06/15/2018	500,000	589,774

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacificorp
5.650%, 07/15/2018	$500,000	$594,452

		18,170,430

Total Corporate Bonds
(cost $118,708,237)		130,913,144

Government Agency Securities (a) (0.93%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,654,638

Total Government Agency Securities
(cost $1,474,190)		1,654,638

U.S. Treasury Obligations (18.57%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,621,407
4.250%, 08/15/2014	5,000,000	5,637,890
4.000%, 02/15/2015	5,000,000	5,622,265
4.250%, 08/15/2015	10,000,000	11,428,910
3.250%, 03/31/2017	8,000,000	8,725,000

Total U.S. Treasury Obligations
(cost $31,368,649)		33,035,472

	Shares	Value
Short-term Investments (6.05%)
JPMorgan U.S. Government Money Market Fund	10,767,427	10,767,427

Total Short-term Investments
(cost $10,767,427)		10,767,427

TOTAL INVESTMENTS (99.13%)
(cost $162,318,503)		176,370,681
OTHER ASSETS, NET OF LIABILITIES (0.87%)		1,547,234

NET ASSETS (100.00%)		$177,917,915

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (100.10%)
Automotive (4.97%)
American Honda Finance Corp.
0.210%, 10/28/2010	$2,200,000	$2,199,654

Consumer & Marketing (10.05%)
Nestle Financial International
0.230%, 10/18/2010	2,250,000	2,249,756
Procter & Gamble Co., The (a)
0.240%, 10/05/2010	2,200,000	2,199,941

		4,449,697

Financial Services (4.97%)
General Electric Capital Corp.
0.220%, 11/23/2010	2,200,000	2,199,287

Government Agency Securities (b) (54.21%)
Federal Home Loan Bank
0.130%, 10/01/2010	1,000,000	1,000,000
0.185%, 10/22/2010	1,000,000	999,892
0.180%, 10/29/2010	3,200,000	3,199,552
0.120%, 11/29/2010	3,000,000	2,999,410
0.180%, 12/27/2010	3,000,000	2,998,695
Federal Home Loan Mortgage Corp.
0.170%, 11/08/2010	4,000,000	3,999,282
0.170%, 11/15/2010	1,800,000	1,799,617
0.175%, 12/02/2010	2,000,000	1,999,397
Federal National Mortgage Association
0.185%, 10/20/2010	2,500,000	2,499,756
0.180%, 10/27/2010	2,500,000	2,499,675

		23,995,276

Machinery & Manufacturing (2.26%)
Caterpillar Finance
0.240%, 10/19/2010	1,000,000	999,880

Oil & Gas (9.94%)
Chevron Funding Corp.
0.170%, 10/08/2010	2,200,000	2,199,927
Exxon Mobil Corp.
0.160%, 10/13/2010	2,200,000	2,199,883

		4,399,810

	Shares	Value
Registered Investment Companies (0.15%)
JPMorgan U.S. Government Money Market Fund	66,599	$66,599

	Principal amount	Value
U.S. Government Obligations (13.55%)
U.S. Treasury Bill
0.157%, 10/07/2010	$5,000,000	4,999,871
0.156%, 11/18/2010	1,000,000	999,795

		5,999,666

Total Short-term Investments
(cost $44,309,869)		44,309,869

TOTAL INVESTMENTS (100.10%)
(cost $44,309,869)		44,309,869
LIABILITIES, NET OF OTHER ASSETS (-0.10%)		(42,210)

NET ASSETS (100.00%)		$44,267,659

(a)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. This security was purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of this security was $2,199,941 or 4.97% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”) by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”) by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”) by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1—quoted prices (unadjusted) in active markets for identical securities

•

Level 2—significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3—significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC, the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of September 30, 2010:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$32,753,640	$—	$—	$32,753,640
Short-term Investments	448,128	—	—	448,128
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	34,763,075	—	—	34,763,075
Registered Investment Companies	553,101	—	—	553,101
Short-term Investments	322,256	—	—	322,256
International Equity Fund					—	(525)	—	(525)
Common Stocks (a)	34,203,129	—	—	34,203,129
Preferred Stocks (a)	1,550,793	—	—	1,550,793
Repurchase Agreement	—	1,036,184	—	1,036,184
Large Cap Index Fund					102,051	—	—	102,051
Common Stocks (a)	434,824,703	—	—	434,824,703
Short-term Investments	—	2,935,571	—	2,935,571
Small Cap Index Fund					249,427	—	—	249,427
Common Stocks (a)	207,978,639	177	—	207,978,816
Registered Investment Companies	2,038,743	—	—	2,038,743
Short-term Investments	—	4,167,391	—	4,167,391
International Index Fund					(7,035)	21	—	(7,014)
Common Stocks (a)	261,786,615	—	0	261,786,615
Preferred Stocks (a)	1,183,522	—	—	1,183,522
Repurchase Agreement	—	322,992	—	322,992
Balanced Fund					—	—	—	—
Registered Investment Companies	77,267,700	—	—	77,267,700

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds	$—	$130,913,144	$—	$130,913,144
Government Agency Securities	—	1,654,638	—	1,654,638
U.S. Treasury Obligations	—	33,035,472	—	33,035,472
Short-term Investments	10,767,427	—	—	10,767,427
Money Market Fund					—	—	—	—
Short-term Investments	66,599	44,243,270	—	44,309,869

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2009, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using an independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On September 30, 2010, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on September 30, 2010 at $35,753,922 were transferred from Level 2 to Level 1 in the International Equity Fund and $262,970,137 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund, International Equity Fund, and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2009 or for the period ended September 30, 2010. The remaining Funds did not hold any Level 3 securities as of December 31, 2009, or for the period ended September 30, 2010.

Repurchase agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of September 30, 2010.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of September 30, 2010, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$31,069,349	$3,584,284	$(1,451,865)	$2,132,419
Small/Mid Cap Equity Fund	31,799,943	4,861,015	(1,022,526)	3,838,489
International Equity Fund	34,277,975	4,514,891	(2,002,760)	2,512,131
Large Cap Index Fund	488,375,577	87,789,639	(138,404,942)	(50,615,303)
Small Cap Index Fund	223,765,240	40,678,453	(50,258,743)	(9,580,290)
International Index Fund	262,389,170	64,561,037	(63,657,078)	903,959
Balanced Fund	78,497,894	1,745,641	(2,975,835)	(1,230,194)
Bond Fund	162,318,503	14,074,913	(22,735)	14,052,178
Money Market Fund	44,309,869	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund, Small Cap Index Fund, and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $246,834 during 2009 and realized gains of $126,198 during 2009 as ordinary income for federal income tax purposes. The Small Cap Index Fund recognized unrealized appreciation (depreciation) of $206 during 2009 and realized gains of $972 during 2009 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $935,820 during 2009 and realized gains of $127,186 during 2009 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2009, was $249,599 for the International Equity Fund, $206 for the Small Cap Index Fund, and $1,900,375 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds entered into forward foreign currency contracts to decrease exposure to a given currency between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statement of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

3.	Futures and foreign currency contracts

As of September 30, 2010, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund

Foreign amount purchased (sold)	Currency	Counterparty	Settlement date	U.S. Dollar amount purchased (sold)	Unrealized gain	Unrealized (loss)
344	Brazilian Real	State Street Bank and Trust Company	10/01/2010	(201)	$2	$—
670	Brazilian Real	State Street Bank and Trust Company	10/05/2010	(397)	—	(1)
16,835	Brazilian Real	State Street Bank and Trust Company	10/01/2010	(9,868)	82	—
32,848	Brazilian Real	State Street Bank and Trust Company	10/05/2010	(19,432)	—	(17)
4,820	British Pound	Barclays Bank PLC Wholesale	10/05/2010	(7,585)	—	(13)
17,889	British Pound	Barclays Bank PLC Wholesale	10/05/2010	(28,120)	—	(18)
12,609	British Pound	JPMorgan Chase Bank N.A	10/01/2010	(19,925)	—	(117)
19,958	British Pound	UBS AG	10/05/2010	(31,376)	—	(24)
13,454	Canadian Dollar	Credit Suisse London Branch (GFX)	10/05/2010	(13,064)	11	—
26,013	Euro	Credit Suisse London Branch (GFX)	10/05/2010	(35,433)	30	—
46,093	Euro	State Street Bank and Trust Company	10/05/2010	(62,903)	—	(66)
3,957,935	Japanese Yen	State Street Bank and Trust Company	10/05/2010	(47,458)	—	(47)
3,333,906	Japanese Yen	UBS AG	10/05/2010	(40,023)	—	(87)
9,287	Singapore Dollar	State Street Bank and Trust Company	10/04/2010	(7,064)	—	(2)
17,954	Singapore Dollar	State Street Bank and Trust Company	10/01/2010	(13,653)	—	(1)
187,925	Swedish Krona	Royal Bank of Scotland PLC	10/05/2010	(27,842)	38	—
6,403	Swiss Franc	Barclays Bank PLC Wholesale	10/05/2010	(6,522)	—	(6)
(70,595)	Euro	Credit Suisse London Branch (GFX)	10/04/2010	96,157	—	(80)
(22,216)	Euro	Royal Bank of Scotland PLC	10/04/2010	30,261	—	(26)
(18,804)	Euro	Royal Bank of Scotland PLC	10/05/2010	25,613	—	(22)
(17,544)	Euro	State Street Bank and Trust Company	10/04/2010	23,857	—	(61)
(4,865)	Euro	State Street Bank and Trust Company	10/05/2010	6,627	—	(5)
(44,955)	Euro	UBS AG	10/04/2010	61,197	—	(88)
(144,117)	Hong Kong Dollar	Royal Bank of Scotland PLC	10/05/2010	18,569	—	(5)
(131,417)	Singapore Dollar	JPMorgan Chase Bank N.A	10/05/2010	99,932	3	—
(9,504)	Singapore Dollar	State Street Bank and Trust Company	10/05/2010	7,221	—	(5)

				Total	$166	$(691)

International Index Fund

Foreign amount purchased (sold)	Currency	Counterparty	Settlement date	U.S. Dollar amount purchased (sold)	Unrealized gain	Unrealized (loss)
(62,871)	Australian Dollar	JPMorgan Chase Bank	10/05/2010	60,800	$30	$—
(30,394)	British Pound	JPMorgan Chase Bank	10/04/2010	47,731	—	(15)
(9,422)	Euro	JPMorgan Chase Bank	10/04/2010	12,849	4	—
(87,333)	Hong Kong Dollar	JPMorgan Chase Bank	10/04/2010	11,256	1	—
(78,028)	Norwegian Krone	JPMorgan Chase Bank	10/04/2010	13,268	1	—

				Total	$36	$(15)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2010:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Index Fund	S&P 500 Index Mini	54	$2,967,039	$3,069,090	Long	December ‘10	$102,051

Small Cap Index Fund	Russell 2000 Index Mini	61	3,865,023	4,114,450	Long	December ‘10	$249,427

International Index Fund	TOPIX Index	5	490,166	495,029	Long	December ‘10	4,863
International Index Fund	DJ Euro Stoxx 50	24	909,833	895,819	Long	December ‘10	(14,014)
International Index Fund	FTSE 100 Index	7	610,544	608,040	Long	December ‘10	(2,504)
International Index Fund	E-Mini MSCI EAFE Index	6	462,360	466,980	Long	December ‘10	4,620

Total							$(7,035)

(1)

“Standard & Poor’s ®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/S/ EDWARD B. RUST, JR
Edward B. Rust, Jr.
President

Date	November 24th, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date	November 24th, 2010

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date	November 24th, 2010